================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: JANUARY 31, 2016
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                               January 31, 2016
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............................   2

SCHEDULES OF INVESTMENTS
   U.S. Large Company Portfolio.........................................   3
   U.S. Large Cap Value Portfolio II....................................  15
   U.S. Large Cap Value Portfolio III...................................  16
   LWAS/DFA U.S. High Book to Market Portfolio..........................  17
   DFA International Value Portfolio....................................  18
   DFA International Value Portfolio II.................................  19
   DFA International Value Portfolio III................................  20
   DFA International Value Portfolio IV.................................  21
   Tax-Managed U.S. Marketwide Value Portfolio II.......................  22
   Emerging Markets Portfolio II........................................  23
   LWAS/DFA Two-Year Fixed Income Portfolio.............................  24
   LWAS/DFA Two-Year Government Portfolio...............................  27
   Global Equity Portfolio..............................................  29
   Global Allocation 60/40 Portfolio....................................  31
   Global Allocation 25/75 Portfolio....................................  33

NOTES TO SCHEDULES OF INVESTMENTS
   Organization.........................................................  35
   Security Valuation...................................................  35
   Financial Instruments................................................  36
   Federal Tax Cost.....................................................  36
   Other................................................................  37
   Subsequent Event Evaluations.........................................  38

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series......................................  39
   The DFA International Value Series...................................  47
   The Emerging Markets Series..........................................  60
   The Tax-Managed U.S. Marketwide Value Series.........................  85

NOTES TO SCHEDULES OF INVESTMENTS
   Organization......................................................... 107
   Security Valuation................................................... 107
   Financial Instruments................................................ 108
   Federal Tax Cost..................................................... 109
   Other................................................................ 109
   Subsequent Event Evaluations......................................... 110

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
 P.L.C.  Public Limited Company

Investment Footnotes
 +       See Security Valuation Note within the Notes to Schedules of
         Investments.
 *       Non-Income Producing Securities.
 #       Total or Partial Securities on Loan.
 @       Security purchased with cash proceeds from Securities on Loan.
 ^^      See Federal Tax Cost Note within the Notes to Schedules of Investments.
 --      Amounts designated as -- are either zero or rounded to zero.
 (r)     The adjustable/variable rate shown is effective as of January 31, 2016.
 (S)     Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (96.7%)

Consumer Discretionary -- (12.4%)
    Advance Auto Parts, Inc.                                 24,453 $ 3,718,079
*   Amazon.com, Inc.                                        128,340  75,335,580
*   AutoNation, Inc.                                         25,384   1,097,858
#*  AutoZone, Inc.                                           10,178   7,810,495
#*  Bed Bath & Beyond, Inc.                                  55,745   2,406,512
    Best Buy Co., Inc.                                       99,553   2,780,515
    BorgWarner, Inc.                                         74,889   2,198,741
    Cablevision Systems Corp. Class A                        74,349   2,372,477
#*  CarMax, Inc.                                             67,657   2,989,086
    Carnival Corp.                                          153,682   7,396,715
    CBS Corp. Class B                                       144,806   6,878,285
#*  Chipotle Mexican Grill, Inc.                             10,413   4,716,777
#   Coach, Inc.                                              92,659   3,433,016
    Comcast Corp. Class A                                   815,289  45,419,750
    Darden Restaurants, Inc.                                 38,528   2,429,576
    Delphi Automotive P.L.C.                                 93,517   6,072,994
#*  Discovery Communications, Inc. Class A                   49,719   1,371,747
*   Discovery Communications, Inc. Class C                   86,209   2,345,747
    Dollar General Corp.                                     97,138   7,291,178
#*  Dollar Tree, Inc.                                        78,395   6,375,081
    DR Horton, Inc.                                         109,562   3,014,051
    Expedia, Inc.                                            39,296   3,970,468
    Ford Motor Co.                                        1,301,405  15,538,776
#   GameStop Corp. Class A                                   35,081     919,473
#   Gap, Inc. (The)                                          76,650   1,894,788
#   Garmin, Ltd.                                             39,245   1,380,639
    General Motors Co.                                      472,820  14,014,385
    Genuine Parts Co.                                        50,337   4,337,539
    Goodyear Tire & Rubber Co. (The)                         89,803   2,551,303
#   H&R Block, Inc.                                          78,763   2,681,880
    Hanesbrands, Inc.                                       130,823   3,999,259
#   Harley-Davidson, Inc.                                    64,067   2,562,680
    Harman International Industries, Inc.                    23,778   1,768,845
#   Hasbro, Inc.                                             37,451   2,781,860
    Home Depot, Inc. (The)                                  423,325  53,237,352
    Interpublic Group of Cos., Inc. (The)                   135,673   3,044,502
    Johnson Controls, Inc.                                  216,249   7,756,852
#   Kohl's Corp.                                             63,378   3,153,056
#   L Brands, Inc.                                           85,041   8,176,692
    Leggett & Platt, Inc.                                    45,537   1,890,241
#   Lennar Corp. Class A                                     59,800   2,520,570
    Lowe's Cos., Inc.                                       305,539  21,894,925
#   Macy's, Inc.                                            104,962   4,241,514
#   Marriott International, Inc. Class A                     64,388   3,945,697
#   Mattel, Inc.                                            113,305   3,126,085
    McDonald's Corp.                                        306,582  37,948,720
#*  Michael Kors Holdings, Ltd.                              61,494   2,453,611
*   Mohawk Industries, Inc.                                  21,227   3,532,385
#*  Netflix, Inc.                                           142,698  13,105,384
    Newell Rubbermaid, Inc.                                  89,180   3,458,400
    News Corp. Class A                                      127,749   1,656,905

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Discretionary -- (Continued)
    News Corp. Class B                                       35,849 $    478,584
    NIKE, Inc. Class B                                      450,567   27,939,660
#   Nordstrom, Inc.                                          45,476    2,232,872
*   O'Reilly Automotive, Inc.                                32,934    8,592,481
#   Omnicom Group, Inc.                                      80,885    5,932,915
#*  Priceline Group, Inc. (The)                              16,622   17,701,931
    PulteGroup, Inc.                                        106,332    1,782,124
    PVH Corp.                                                27,609    2,025,948
    Ralph Lauren Corp.                                       19,660    2,211,750
#   Ross Stores, Inc.                                       135,225    7,607,759
    Royal Caribbean Cruises, Ltd.                            57,293    4,695,734
#   Scripps Networks Interactive, Inc. Class A               31,652    1,929,822
    Signet Jewelers, Ltd.                                    26,554    3,080,264
    Staples, Inc.                                           215,229    1,919,843
    Starbucks Corp.                                         495,751   30,126,788
    Starwood Hotels & Resorts Worldwide, Inc.                56,326    3,505,730
    Target Corp.                                            205,690   14,896,070
    TEGNA, Inc.                                              74,185    1,781,182
#   Tiffany & Co.                                            37,264    2,378,934
    Time Warner Cable, Inc.                                  94,555   17,209,956
    Time Warner, Inc.                                       266,933   18,802,761
    TJX Cos., Inc. (The)                                    223,545   15,925,346
#   Tractor Supply Co.                                       44,852    3,960,880
#*  TripAdvisor, Inc.                                        37,728    2,518,721
    Twenty-First Century Fox, Inc. Class A                  390,895   10,542,438
    Twenty-First Century Fox, Inc. Class B                  143,971    3,901,614
#*  Under Armour, Inc. Class A                               60,138    5,137,589
#*  Urban Outfitters, Inc.                                   28,871      660,568
    VF Corp.                                                113,870    7,128,262
    Viacom, Inc. Class B                                    115,913    5,290,269
#   Walt Disney Co. (The)                                   507,812   48,658,546
    Whirlpool Corp.                                          26,108    3,508,654
    Wyndham Worldwide Corp.                                  38,773    2,516,368
#   Wynn Resorts, Ltd.                                       27,209    1,832,254
    Yum! Brands, Inc.                                       143,985   10,420,194
                                                                    ------------
Total Consumer Discretionary                                         729,833,857
                                                                    ------------
Consumer Staples -- (10.3%)
    Altria Group, Inc.                                      654,639   40,004,989
    Archer-Daniels-Midland Co.                              199,242    7,043,205
#   Brown-Forman Corp. Class B                               33,933    3,320,005
#   Campbell Soup Co.                                        59,966    3,382,682
    Church & Dwight Co., Inc.                                43,780    3,677,520
#   Clorox Co. (The)                                         43,101    5,562,184
    Coca-Cola Co. (The)                                   1,306,850   56,090,002
    Coca-Cola Enterprises, Inc.                              69,714    3,236,124
#   Colgate-Palmolive Co.                                   299,468   20,223,074
    ConAgra Foods, Inc.                                     144,542    6,018,729
    Constellation Brands, Inc. Class A                       57,811    8,815,021
    Costco Wholesale Corp.                                  146,043   22,070,018
    CVS Health Corp.                                        369,715   35,710,772
    Dr Pepper Snapple Group, Inc.                            63,068    5,918,301
#   Estee Lauder Cos., Inc. (The) Class A                    74,315    6,335,354

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Staples -- (Continued)
    General Mills, Inc.                                     199,558 $ 11,277,023
#   Hershey Co. (The)                                        47,972    4,226,813
    Hormel Foods Corp.                                       45,042    3,621,827
    JM Smucker Co. (The)                                     39,958    5,127,411
    Kellogg Co.                                              85,196    6,256,794
#   Keurig Green Mountain, Inc.                              38,785    3,461,561
    Kimberly-Clark Corp.                                    121,198   15,564,247
    Kraft Heinz Co. (The)                                   198,525   15,496,861
    Kroger Co. (The)                                        325,014   12,613,793
#   McCormick & Co., Inc.                                    38,827    3,415,611
    Mead Johnson Nutrition Co.                               65,820    4,771,292
    Molson Coors Brewing Co. Class B                         52,611    4,760,243
    Mondelez International, Inc. Class A                    530,597   22,868,731
*   Monster Beverage Corp.                                   50,087    6,763,248
    PepsiCo, Inc.                                           486,419   48,301,407
#   Philip Morris International, Inc.                       517,285   46,560,823
    Procter & Gamble Co. (The)                              908,355   74,203,520
    Reynolds American, Inc.                                 276,749   13,823,612
    Sysco Corp.                                             175,289    6,978,255
    Tyson Foods, Inc. Class A                                98,711    5,267,219
    Wal-Mart Stores, Inc.                                   523,839   34,761,956
    Walgreens Boots Alliance, Inc.                          290,825   23,184,569
#   Whole Foods Market, Inc.                                113,944    3,339,699
                                                                    ------------
Total Consumer Staples                                               604,054,495
                                                                    ------------
Energy -- (6.4%)
    Anadarko Petroleum Corp.                                169,661    6,632,048
#   Apache Corp.                                            126,213    5,369,101
    Baker Hughes, Inc.                                      145,602    6,335,143
#   Cabot Oil & Gas Corp.                                   138,248    2,868,646
*   Cameron International Corp.                              63,810    4,189,765
#   Chesapeake Energy Corp.                                 172,106      583,439
    Chevron Corp.                                           628,382   54,336,192
    Cimarex Energy Co.                                       31,582    2,937,126
    Columbia Pipeline Group, Inc.                           130,052    2,412,465
    ConocoPhillips                                          412,227   16,109,831
#   CONSOL Energy, Inc.                                      76,172      604,806
    Devon Energy Corp.                                      128,993    3,598,905
#   Diamond Offshore Drilling, Inc.                          21,438      398,532
#   Ensco P.L.C. Class A                                     78,324      766,009
    EOG Resources, Inc.                                     183,538   13,034,869
    EQT Corp.                                                50,931    3,144,480
    Exxon Mobil Corp.                                     1,389,938  108,206,673
*   FMC Technologies, Inc.                                   76,261    1,917,964
    Halliburton Co.                                         285,742    9,083,738
#   Helmerich & Payne, Inc.                                  36,091    1,833,423
    Hess Corp.                                               80,239    3,410,158
    Kinder Morgan, Inc.                                     610,955   10,050,210
    Marathon Oil Corp.                                      226,560    2,204,429
    Marathon Petroleum Corp.                                177,951    7,436,572
#   Murphy Oil Corp.                                         53,775    1,054,528
    National Oilwell Varco, Inc.                            125,456    4,082,338
*   Newfield Exploration Co.                                 53,755    1,562,658

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Energy -- (Continued)
    Noble Energy, Inc.                                      142,106 $  4,599,971
    Occidental Petroleum Corp.                              254,999   17,551,581
#   ONEOK, Inc.                                              70,120    1,746,689
    Phillips 66                                             158,515   12,704,977
    Pioneer Natural Resources Co.                            53,881    6,678,550
#   Range Resources Corp.                                    56,324    1,664,937
#   Schlumberger, Ltd.                                      421,062   30,430,151
#*  Southwestern Energy Co.                                 127,844    1,136,533
#   Spectra Energy Corp.                                    224,173    6,153,549
    Tesoro Corp.                                             40,196    3,507,101
#   Transocean, Ltd.                                        113,704    1,184,796
    Valero Energy Corp.                                     160,766   10,911,188
    Williams Cos., Inc. (The)                               227,804    4,396,617
                                                                    ------------
Total Energy                                                         376,830,688
                                                                    ------------
Financials -- (12.7%)
*   Affiliated Managers Group, Inc.                          18,053    2,422,532
    Aflac, Inc.                                             142,481    8,258,199
    Allstate Corp. (The)                                    129,315    7,836,489
    American Express Co.                                    279,330   14,944,155
    American International Group, Inc.                      413,019   23,327,313
    Ameriprise Financial, Inc.                               58,133    5,269,756
    Aon P.L.C.                                               91,456    8,032,581
    Assurant, Inc.                                           22,033    1,791,503
    Bank of America Corp.                                 3,476,558   49,158,530
    Bank of New York Mellon Corp. (The)                     364,919   13,217,366
    BB&T Corp.                                              260,479    8,507,244
*   Berkshire Hathaway, Inc. Class B                        625,511   81,172,563
    BlackRock, Inc.                                          42,161   13,249,516
    Capital One Financial Corp.                             177,641   11,656,802
*   CBRE Group, Inc. Class A                                 97,068    2,714,992
    Charles Schwab Corp. (The)                              400,005   10,212,128
    Chubb, Ltd.                                             153,869   17,397,968
#   Cincinnati Financial Corp.                               49,237    2,837,528
    Citigroup, Inc.                                         994,636   42,351,601
    CME Group, Inc.                                         112,931   10,146,850
#   Comerica, Inc.                                           59,083    2,026,547
    Discover Financial Services                             142,730    6,535,607
*   E*TRADE Financial Corp.                                  97,838    2,305,063
    Fifth Third Bancorp                                     265,214    4,190,381
    Franklin Resources, Inc.                                126,521    4,385,218
    Goldman Sachs Group, Inc. (The)                         132,445   21,397,814
    Hartford Financial Services Group, Inc. (The)           136,762    5,495,097
#   Huntington Bancshares, Inc.                             266,065    2,282,838
    Intercontinental Exchange, Inc.                          39,647   10,458,879
    Invesco, Ltd.                                           141,521    4,235,724
    JPMorgan Chase & Co.                                  1,229,070   73,129,665
    KeyCorp                                                 278,915    3,112,691
    Legg Mason, Inc.                                         35,826    1,096,992
    Leucadia National Corp.                                 111,502    1,846,473
    Lincoln National Corp.                                   82,627    3,260,461
    Loews Corp.                                              93,464    3,459,103
    M&T Bank Corp.                                           53,417    5,885,485

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Marsh & McLennan Cos., Inc.                            174,170 $  9,288,486
    McGraw Hill Financial, Inc.                             90,249    7,672,970
    MetLife, Inc.                                          371,154   16,572,026
    Moody's Corp.                                           57,428    5,119,132
    Morgan Stanley                                         504,250   13,049,990
    Nasdaq, Inc.                                            38,419    2,381,978
    Navient Corp.                                          120,487    1,151,856
#   Northern Trust Corp.                                    72,569    4,505,084
#   People's United Financial, Inc.                        103,897    1,493,000
    PNC Financial Services Group, Inc. (The)               169,548   14,691,334
    Principal Financial Group, Inc.                         90,903    3,454,314
    Progressive Corp. (The)                                195,155    6,098,594
    Prudential Financial, Inc.                             149,914   10,505,973
    Regions Financial Corp.                                435,875    3,539,305
    State Street Corp.                                     134,717    7,507,778
    SunTrust Banks, Inc.                                   170,152    6,224,160
*   Synchrony Financial                                    278,401    7,912,156
#   T Rowe Price Group, Inc.                                83,837    5,948,235
    Torchmark Corp.                                         38,347    2,083,776
    Travelers Cos., Inc. (The)                             101,574   10,872,481
    U.S. Bancorp.                                          548,981   21,992,179
    Unum Group                                              81,343    2,329,664
    Wells Fargo & Co.                                    1,551,928   77,953,343
    Willis Towers Watson P.L.C.                             45,900    5,254,173
    XL Group P.L.C.                                         99,417    3,604,860
    Zions Bancorporation                                    68,423    1,551,834
                                                                   ------------
Total Financials                                                    742,368,335
                                                                   ------------
Health Care -- (14.3%)
    Abbott Laboratories                                    498,061   18,851,609
    AbbVie, Inc.                                           545,816   29,965,298
    Aetna, Inc.                                            116,425   11,856,722
    Agilent Technologies, Inc.                             110,650    4,165,972
*   Alexion Pharmaceuticals, Inc.                           75,232   10,978,606
*   Allergan P.L.C.                                        131,592   37,428,712
    AmerisourceBergen Corp.                                 65,225    5,841,551
    Amgen, Inc.                                            251,858   38,466,272
    Anthem, Inc.                                            87,167   11,374,422
    Baxalta, Inc.                                          194,825    7,794,948
    Baxter International, Inc.                             182,640    6,684,624
#   Becton Dickinson and Co.                                70,362   10,228,524
*   Biogen, Inc.                                            74,424   20,322,217
*   Boston Scientific Corp.                                449,139    7,873,407
    Bristol-Myers Squibb Co.                               557,014   34,623,990
    Cardinal Health, Inc.                                  109,841    8,937,762
*   Celgene Corp.                                          262,317   26,315,641
*   Cerner Corp.                                           101,659    5,897,239
    Cigna Corp.                                             86,008   11,490,669
    CR Bard, Inc.                                           24,669    4,521,088
*   DaVita HealthCare Partners, Inc.                        55,655    3,735,564
    DENTSPLY International, Inc.                            46,699    2,750,104
*   Edwards Lifesciences Corp.                              72,022    5,632,841
    Eli Lilly & Co.                                        325,866   25,776,001

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Endo International P.L.C.                               69,503 $  3,855,331
*   Express Scripts Holding Co.                            225,798   16,228,102
    Gilead Sciences, Inc.                                  481,187   39,938,521
*   HCA Holdings, Inc.                                     104,808    7,292,541
#*  Henry Schein, Inc.                                      27,688    4,193,071
    Humana, Inc.                                            49,490    8,056,477
#*  Illumina, Inc.                                          48,881    7,720,754
*   Intuitive Surgical, Inc.                                12,476    6,747,645
    Johnson & Johnson                                      923,838   96,485,641
*   Laboratory Corp. of America Holdings                    33,789    3,796,194
*   Mallinckrodt P.L.C.                                     38,721    2,249,303
    McKesson Corp.                                          76,830   12,368,093
    Medtronic P.L.C.                                       469,493   35,643,909
    Merck & Co., Inc.                                      932,719   47,260,872
#*  Mylan NV                                               137,917    7,266,847
#   Patterson Cos., Inc.                                    27,775    1,179,326
    PerkinElmer, Inc.                                       37,443    1,809,246
    Perrigo Co. P.L.C.                                      48,881    7,067,215
    Pfizer, Inc.                                         2,061,065   62,841,872
    Quest Diagnostics, Inc.                                 47,862    3,143,097
#*  Regeneron Pharmaceuticals, Inc.                         25,921   10,889,153
    St Jude Medical, Inc.                                   94,376    4,988,715
    Stryker Corp.                                          105,454   10,455,764
#*  Tenet Healthcare Corp.                                  33,145      898,892
    Thermo Fisher Scientific, Inc.                         133,252   17,597,259
    UnitedHealth Group, Inc.                               318,227   36,647,021
    Universal Health Services, Inc. Class B                 30,447    3,429,550
#*  Varian Medical Systems, Inc.                            32,359    2,495,850
*   Vertex Pharmaceuticals, Inc.                            82,041    7,445,221
*   Waters Corp.                                            27,266    3,304,912
    Zimmer Biomet Holdings, Inc.                            57,153    5,673,007
    Zoetis, Inc.                                           152,948    6,584,411
                                                                   ------------
Total Health Care                                                   837,067,595
                                                                   ------------
Industrials -- (9.6%)
    3M Co.                                                 205,577   31,042,127
#   ADT Corp. (The)                                         55,216    1,633,289
    Allegion P.L.C.                                         32,079    1,942,704
    American Airlines Group, Inc.                          210,456    8,205,679
#   AMETEK, Inc.                                            79,425    3,736,946
#   Boeing Co. (The)                                       210,275   25,260,336
#   Caterpillar, Inc.                                      194,398   12,099,332
#   CH Robinson Worldwide, Inc.                             47,954    3,105,981
#   Cintas Corp.                                            29,209    2,509,637
    CSX Corp.                                              325,518    7,493,424
    Cummins, Inc.                                           54,843    4,929,837
    Danaher Corp.                                          199,061   17,248,636
#   Deere & Co.                                            104,091    8,016,048
    Delta Air Lines, Inc.                                  262,591   11,630,155
#   Dover Corp.                                             51,741    3,024,261
    Dun & Bradstreet Corp. (The)                            12,016    1,182,615
    Eaton Corp. P.L.C.                                     154,521    7,804,856
    Emerson Electric Co.                                   218,546   10,048,745

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    Equifax, Inc.                                           39,557 $  4,185,131
#   Expeditors International of Washington, Inc.            62,240    2,808,269
#   Fastenal Co.                                            96,724    3,923,125
    FedEx Corp.                                             87,682   11,651,184
#   Flowserve Corp.                                         43,817    1,693,089
    Fluor Corp.                                             47,349    2,125,497
    General Dynamics Corp.                                  99,217   13,272,258
    General Electric Co.                                 3,151,152   91,698,523
    Honeywell International, Inc.                          257,321   26,555,527
    Illinois Tool Works, Inc.                              109,228    9,838,166
    Ingersoll-Rand P.L.C.                                   87,160    4,486,125
*   Jacobs Engineering Group, Inc.                          41,043    1,610,117
    JB Hunt Transport Services, Inc.                        30,268    2,200,484
#   Kansas City Southern                                    36,457    2,584,072
    L-3 Communications Holdings, Inc.                       26,172    3,057,936
    Lockheed Martin Corp.                                   88,237   18,618,007
    Masco Corp.                                            112,343    2,964,732
    Nielsen Holdings P.L.C.                                121,553    5,853,993
    Norfolk Southern Corp.                                  99,688    7,028,004
    Northrop Grumman Corp.                                  60,895   11,269,229
#   PACCAR, Inc.                                           118,013    5,790,898
    Parker-Hannifin Corp.                                   45,402    4,411,258
#   Pentair P.L.C.                                          60,189    2,836,106
#   Pitney Bowes, Inc.                                      65,529    1,283,058
    Precision Castparts Corp.                               45,938   10,793,133
#*  Quanta Services, Inc.                                   53,128      993,494
    Raytheon Co.                                           100,532   12,892,224
    Republic Services, Inc.                                 79,997    3,495,869
    Robert Half International, Inc.                         44,374    1,942,250
#   Rockwell Automation, Inc.                               44,078    4,212,534
#   Rockwell Collins, Inc.                                  43,887    3,549,581
#   Roper Technologies, Inc.                                33,657    5,912,525
    Ryder System, Inc.                                      17,767      944,671
    Snap-on, Inc.                                           19,390    3,132,648
    Southwest Airlines Co.                                 217,143    8,168,920
    Stanley Black & Decker, Inc.                            49,991    4,716,151
*   Stericycle, Inc.                                        28,375    3,414,931
    Textron, Inc.                                           91,374    3,126,818
    Tyco International P.L.C.                              141,151    4,854,183
    Union Pacific Corp.                                    285,177   20,532,744
*   United Continental Holdings, Inc.                      124,475    6,009,653
    United Parcel Service, Inc. Class B                    232,431   21,662,569
*   United Rentals, Inc.                                    31,063    1,488,228
#   United Technologies Corp.                              275,431   24,152,544
#*  Verisk Analytics, Inc.                                  52,044    3,799,212
    Waste Management, Inc.                                 138,642    7,341,094
#   WW Grainger, Inc.                                       19,287    3,793,560
    Xylem, Inc.                                             59,970    2,155,922
                                                                   ------------
Total Industrials                                                   565,744,854
                                                                   ------------
Information Technology -- (20.0%)
    Accenture P.L.C. Class A                               208,612   22,016,911
    Activision Blizzard, Inc.                              168,450    5,865,429

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Adobe Systems, Inc.                                    166,541 $ 14,843,799
*   Akamai Technologies, Inc.                               59,411    2,710,330
*   Alliance Data Systems Corp.                             20,413    4,078,313
*   Alphabet, Inc. Class A                                  97,270   74,056,515
*   Alphabet, Inc. Class C                                  99,208   73,706,584
#   Amphenol Corp. Class A                                 102,923    5,101,893
    Analog Devices, Inc.                                   104,192    5,611,781
    Apple, Inc.                                          1,861,513  181,199,675
    Applied Materials, Inc.                                383,677    6,771,899
#*  Autodesk, Inc.                                          75,524    3,536,034
    Automatic Data Processing, Inc.                        153,990   12,795,029
#   Avago Technologies, Ltd.                                87,544   11,705,508
#   Broadcom Corp. Class A                                 187,309   10,240,183
    CA, Inc.                                               104,007    2,988,121
    Cisco Systems, Inc.                                  1,694,820   40,319,768
*   Citrix Systems, Inc.                                    51,359    3,618,755
*   Cognizant Technology Solutions Corp. Class A           203,024   12,853,449
    Corning, Inc.                                          394,979    7,350,559
    CSRA, Inc.                                              45,793    1,226,337
*   eBay, Inc.                                             368,809    8,652,259
*   Electronic Arts, Inc.                                  103,774    6,698,093
    EMC Corp.                                              647,346   16,034,760
*   F5 Networks, Inc.                                       23,521    2,205,799
*   Facebook, Inc. Class A                                 758,069   85,062,923
    Fidelity National Information Services, Inc.            92,631    5,532,850
*   First Solar, Inc.                                       25,343    1,740,050
#*  Fiserv, Inc.                                            76,305    7,215,401
    FLIR Systems, Inc.                                      46,285    1,353,373
    Harris Corp.                                            41,539    3,612,647
    Hewlett Packard Enterprise Co.                         600,398    8,261,477
    HP, Inc.                                               603,133    5,856,421
    Intel Corp.                                          1,575,598   48,875,050
    International Business Machines Corp.                  297,992   37,186,422
    Intuit, Inc.                                            88,147    8,418,920
    Juniper Networks, Inc.                                 118,523    2,797,143
    KLA-Tencor Corp.                                        52,068    3,488,035
    Lam Research Corp.                                      52,885    3,796,614
#   Linear Technology Corp.                                 79,847    3,411,862
    MasterCard, Inc. Class A                               330,615   29,434,654
#   Microchip Technology, Inc.                              67,819    3,038,969
*   Micron Technology, Inc.                                362,516    3,998,552
    Microsoft Corp.                                      2,667,035  146,926,958
    Motorola Solutions, Inc.                                53,646    3,581,943
#   NetApp, Inc.                                            97,712    2,142,824
    NVIDIA Corp.                                           170,648    4,998,280
    Oracle Corp.                                         1,068,948   38,813,502
#   Paychex, Inc.                                          107,137    5,127,577
*   PayPal Holdings, Inc.                                  371,191   13,414,843
*   Qorvo, Inc.                                             47,287    1,872,565
    QUALCOMM, Inc.                                         501,859   22,754,287
*   Red Hat, Inc.                                           61,035    4,275,502
#*  salesforce.com, Inc.                                   208,397   14,183,500
    SanDisk Corp.                                           67,007    4,737,395

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Information Technology -- (Continued)
#   Seagate Technology P.L.C.                             99,842 $    2,900,410
    Skyworks Solutions, Inc.                              63,822      4,398,612
    Symantec Corp.                                       225,547      4,474,853
    TE Connectivity, Ltd.                                128,981      7,372,554
*   Teradata Corp.                                        44,229      1,076,534
    Texas Instruments, Inc.                              338,696     17,927,179
    Total System Services, Inc.                           56,526      2,270,084
#*  VeriSign, Inc.                                        32,774      2,477,714
#   Visa, Inc. Class A                                   649,885     48,409,934
    Western Digital Corp.                                 77,366      3,712,021
#   Western Union Co. (The)                              168,705      3,009,697
    Xerox Corp.                                          317,743      3,097,994
    Xilinx, Inc.                                          85,800      4,313,166
*   Yahoo!, Inc.                                         290,080      8,560,261
                                                                 --------------
Total Information Technology                                      1,176,099,335
                                                                 --------------
Materials -- (2.5%)
    Air Products & Chemicals, Inc.                        64,735      8,202,572
    Airgas, Inc.                                          21,653      3,031,420
    Alcoa, Inc.                                          437,431      3,188,872
    Avery Dennison Corp.                                  30,474      1,855,562
    Ball Corp.                                            45,515      3,041,767
    CF Industries Holdings, Inc.                          77,870      2,336,100
    Dow Chemical Co. (The)                               375,457     15,769,194
    Eastman Chemical Co.                                  49,618      3,037,118
    Ecolab, Inc.                                          88,737      9,572,060
    EI du Pont de Nemours & Co.                          292,618     15,438,526
#   FMC Corp.                                             44,739      1,598,077
#   Freeport-McMoRan, Inc.                               386,967      1,780,048
#   International Flavors & Fragrances, Inc.              26,794      3,133,826
    International Paper Co.                              138,417      4,735,246
    LyondellBasell Industries NV Class A                 120,050      9,360,298
    Martin Marietta Materials, Inc.                       22,085      2,773,434
#   Monsanto Co.                                         146,854     13,304,972
    Mosaic Co. (The)                                     111,964      2,698,332
    Newmont Mining Corp.                                 176,664      3,526,213
    Nucor Corp.                                          106,714      4,169,316
*   Owens-Illinois, Inc.                                  53,487        692,122
    PPG Industries, Inc.                                  89,905      8,551,764
    Praxair, Inc.                                         95,105      9,510,500
    Sealed Air Corp.                                      65,918      2,671,657
    Sherwin-Williams Co. (The)                            26,422      6,755,313
    Vulcan Materials Co.                                  44,513      3,926,047
    WestRock Co.                                          85,846      3,028,647
                                                                 --------------
Total Materials                                                     147,689,003
                                                                 --------------
Real Estate Investment Trusts -- (2.7%)
    American Tower Corp.                                 141,423     13,341,846
    Apartment Investment & Management Co. Class A         52,304      2,047,702
    AvalonBay Communities, Inc.                           45,701      7,837,264
    Boston Properties, Inc.                               51,277      5,958,900
    Crown Castle International Corp.                     111,441      9,606,214

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate Investment Trusts -- (Continued)
    Equinix, Inc.                                           22,883 $  7,106,773
    Equity Residential                                     121,621    9,375,763
    Essex Property Trust, Inc.                              22,048    4,698,649
    Extra Space Storage, Inc.                               41,220    3,738,242
    General Growth Properties, Inc.                        194,414    5,451,369
    HCP, Inc.                                              155,270    5,580,404
    Host Hotels & Resorts, Inc.                            250,951    3,475,671
#   Iron Mountain, Inc.                                     64,328    1,771,593
    Kimco Realty Corp.                                     137,998    3,752,166
#   Macerich Co. (The)                                      44,934    3,503,504
    Plum Creek Timber Co., Inc.                             57,998    2,349,499
#   Prologis, Inc.                                         175,059    6,909,579
    Public Storage                                          49,142   12,460,445
#   Realty Income Corp.                                     83,337    4,649,371
    Simon Property Group, Inc.                             103,307   19,244,028
#   SL Green Realty Corp.                                   33,289    3,216,050
    Ventas, Inc.                                           111,178    6,150,367
    Vornado Realty Trust                                    59,174    5,234,532
    Welltower, Inc.                                        118,155    7,351,604
    Weyerhaeuser Co.                                       170,429    4,364,687
                                                                   ------------
Total Real Estate Investment Trusts                                 159,176,222
                                                                   ------------
Telecommunication Services -- (2.6%)
    AT&T, Inc.                                           2,054,053   74,069,151
#   CenturyLink, Inc.                                      183,304    4,659,588
#   Frontier Communications Corp.                          391,157    1,779,765
*   Level 3 Communications, Inc.                            96,351    4,702,892
    Verizon Communications, Inc.                         1,358,531   67,885,794
                                                                   ------------
Total Telecommunication Services                                    153,097,190
                                                                   ------------
Utilities -- (3.2%)
#   AES Corp.                                              224,981    2,137,320
    AGL Resources, Inc.                                     40,152    2,552,061
    Ameren Corp.                                            81,012    3,639,059
    American Electric Power Co., Inc.                      163,876    9,991,520
#   CenterPoint Energy, Inc.                               143,707    2,568,044
#   CMS Energy Corp.                                        92,511    3,596,828
#   Consolidated Edison, Inc.                               97,892    6,792,726
#   Dominion Resources, Inc.                               198,772   14,345,375
    DTE Energy Co.                                          59,924    5,094,139
#   Duke Energy Corp.                                      229,824   17,305,747
    Edison International                                   108,783    6,722,789
#   Entergy Corp.                                           59,561    4,203,815
    Eversource Energy                                      105,905    5,697,689
    Exelon Corp.                                           307,028    9,078,818
    FirstEnergy Corp.                                      141,247    4,669,626
    NextEra Energy, Inc.                                   153,766   17,177,200
    NiSource, Inc.                                         106,515    2,237,880
    NRG Energy, Inc.                                       104,480    1,111,667
    Pepco Holdings, Inc.                                    84,742    2,260,917
    PG&E Corp.                                             163,755    8,991,787
    Pinnacle West Capital Corp.                             37,029    2,455,393

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
      PPL Corp.                                          224,300 $    7,863,958
      Public Service Enterprise Group, Inc.              168,933      6,976,933
#     SCANA Corp.                                         47,718      3,003,848
      Sempra Energy                                       78,730      7,459,668
#     Southern Co. (The)                                 303,480     14,846,242
      TECO Energy, Inc.                                   78,618      2,132,120
#     WEC Energy Group, Inc.                             105,402      5,821,352
      Xcel Energy, Inc.                                  169,445      6,476,188
                                                                 --------------
Total Utilities                                                     187,210,709
                                                                 --------------
TOTAL COMMON STOCKS                                               5,679,172,283
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,679,172,283
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid
        Reserves, 0.358%                              29,720,834     29,720,834
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund                  14,087,479    162,992,133
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,363,237,045)^^            $5,871,885,250
                                                                 ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  729,833,857           --   --    $  729,833,857
   Consumer Staples                   604,054,495           --   --       604,054,495
   Energy                             376,830,688           --   --       376,830,688
   Financials                         742,368,335           --   --       742,368,335
   Health Care                        837,067,595           --   --       837,067,595
   Industrials                        565,744,854           --   --       565,744,854
   Information Technology           1,176,099,335           --   --     1,176,099,335
   Materials                          147,689,003           --   --       147,689,003
   Real Estate Investment Trusts      159,176,222           --   --       159,176,222
   Telecommunication Services         153,097,190           --   --       153,097,190
   Utilities                          187,210,709           --   --       187,210,709
Temporary Cash Investments             29,720,834           --   --        29,720,834
Securities Lending Collateral                  -- $162,992,133   --       162,992,133
Futures Contracts**                       923,437           --   --           923,437
                                   -------------- ------------   --    --------------
TOTAL                              $5,709,816,554 $162,992,133   --    $5,872,808,687
                                   ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                         $140,531,235
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $95,119,821)^^                                          $140,531,235
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                       $2,696,775,292
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,955,446,132)^^                                     $2,696,775,292
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                          $51,827,179
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $26,647,190)^^                                           $51,827,179
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                       $6,108,196,190
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,897,894,457)^^                                     $6,108,196,190
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                          $96,331,168
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $108,698,484)^^                                          $96,331,168
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                       $1,788,692,697
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,018,208,615)^^                                     $1,788,692,697
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                         $184,090,983
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $200,174,817)^^                                         $184,090,983
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company                               $1,350,244,578
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $829,551,768)^^                                       $1,350,244,578
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company                                                     $71,750,829
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $19,171,322)^^                                           $71,750,829
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
 AGENCY OBLIGATIONS -- (13.6%)
 Federal Home Loan Bank
     0.750%, 08/28/17                                        $  225 $   224,836
     0.625%, 10/26/17                                         1,500   1,495,185
     5.000%, 11/17/17                                         3,800   4,079,935
 Federal Home Loan Mortgage Corporation
     1.000%, 09/29/17                                         4,000   4,012,328
 Federal National Mortgage Association
     1.000%, 09/27/17                                         1,500   1,504,708
     0.875%, 10/26/17                                         1,800   1,802,104
     0.875%, 12/20/17                                           297     297,279
                                                                    -----------
 TOTAL AGENCY OBLIGATIONS                                            13,416,375
                                                                    -----------
 BONDS -- (68.9%)
 3M Co.
     1.000%, 06/26/17                                           500     500,950
 Alberta, Province of Canada
     1.000%, 06/21/17                                           832     833,439
 ANZ New Zealand Int'l, Ltd.
 #   1.400%, 04/27/17                                         1,800   1,797,408
 Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17                                           500     503,415
 Bank of Montreal
 #   1.400%, 09/11/17                                         1,100   1,102,252
 Bank of Nova Scotia (The)
     2.550%, 01/12/17                                           200     202,682
 #   1.250%, 04/11/17                                         1,000   1,000,540
 #   1.300%, 07/21/17                                           800     799,081
 Berkshire Hathaway Finance Corp.
 #   1.600%, 05/15/17                                           970     977,886
 British Columbia, Province of Canada
     1.200%, 04/25/17                                         1,500   1,505,880
 Caisse des Depots et Consignations
     1.000%, 03/13/17                                         2,400   2,402,299
 Chevron Corp.
     1.344%, 11/09/17                                         2,550   2,543,373
 Coca-Cola Co. (The)
     0.875%, 10/27/17                                         1,100   1,098,260
 Commonwealth Bank of Australia
     1.125%, 03/13/17                                         1,400   1,397,710
     1.900%, 09/18/17                                         1,000   1,007,412
 DBS Bank, Ltd.
     2.350%, 02/28/17                                           300     302,664
 Development Bank of Japan, Inc.
     5.125%, 02/01/17                                           500     519,790
     1.500%, 03/13/17                                           500     501,437
 Erste Abwicklungsanstalt
     1.000%, 02/27/17                                         2,400   2,400,394

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
 European Investment Bank
     1.625%, 06/15/17                                        $1,000 $1,010,287
     1.000%, 08/17/17                                           400    400,672
     1.125%, 09/15/17                                         1,200  1,203,732
 Export Development Canada
     0.625%, 04/27/17                                         1,500  1,496,838
     0.625%, 04/27/17                                           500    497,586
     0.750%, 12/15/17                                           500    498,220
 FMS Wertmanagement AoeR
     1.125%, 09/05/17                                         1,300  1,303,726
 Inter-American Development Bank
     1.250%, 01/16/18                                         1,020  1,027,435
 International Bank for Reconstruction & Development
     0.625%, 05/02/17                                           500    495,676
 International Business Machines Corp.
     5.700%, 09/14/17                                         2,213  2,371,024
 Japan Finance Organization for Municipalities
     1.500%, 09/12/17                                         1,609  1,611,105
 KFW
     0.875%, 09/05/17                                         1,000    999,326
     2.375%, 12/22/17                                           700    718,078
 Kommunalbanken A.S.
     1.375%, 06/08/17                                         1,000  1,005,417
 Kommunekredit
     1.125%, 01/16/18                                         1,000  1,001,268
 Kommuninvest I Sverige AB
     1.000%, 04/11/17                                         1,000  1,001,430
     1.000%, 10/24/17                                         1,034  1,033,665
     1.000%, 01/29/18                                           500    499,219
 National Australia Bank, Ltd.
     2.750%, 03/09/17                                         1,850  1,882,438
     1.300%, 06/30/17                                           400    399,984
 Nestle Holdings, Inc.
     1.375%, 06/21/17                                           672    674,815
 Nordea Bank AB
     3.125%, 03/20/17                                         2,520  2,571,285
 Oesterreichische Kontrollbank AG
     0.750%, 05/19/17                                         2,600  2,596,480
 Ontario, Province of Canada
     1.100%, 10/25/17                                         2,550  2,548,539
 Pfizer, Inc.
     1.100%, 05/15/17                                         1,955  1,958,150
 Royal Bank of Canada
     1.200%, 01/23/17                                         1,000  1,001,100
 #   1.000%, 04/27/17                                           600    599,081
 #   1.250%, 06/16/17                                           700    699,590
 #   1.400%, 10/13/17                                           300    299,806
 Shell International Finance BV
 #   1.125%, 08/21/17                                           800    796,444
 #   1.250%, 11/10/17                                         1,000    997,643

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                          -------- -----------
 Statoil ASA
 #     3.125%, 08/17/17                                   $    500 $   510,156
 #     1.250%, 11/09/17                                      1,000     991,445
 Svenska Handelsbanken AB
       2.875%, 04/04/17                                        700     712,900
 Sweden Government International Bond
       0.875%, 08/15/17                                        500     500,309
 Toronto-Dominion Bank (The)
 #     1.125%, 05/02/17                                      2,700   2,695,680
 Total Capital International SA
       1.500%, 02/17/17                                      1,000   1,000,220
       1.550%, 06/28/17                                        300     299,855
 Toyota Motor Credit Corp.
       1.125%, 05/16/17                                        650     650,668
       1.750%, 05/22/17                                      2,000   2,014,700
 Westpac Banking Corp.
 #     2.000%, 08/14/17                                      1,026   1,034,696
 #     1.500%, 12/01/17                                      1,000   1,000,546
                                                                   -----------
 TOTAL BONDS                                                        68,008,106
                                                                   -----------
 U.S. TREASURY OBLIGATIONS -- (7.7%)
 U.S. Treasury Notes
       0.875%, 10/15/17                                      1,300   1,302,031
       0.750%, 10/31/17                                      3,800   3,797,625
       0.875%, 11/15/17                                      1,000   1,001,406
       1.000%, 12/15/17                                      1,500   1,505,800
                                                                   -----------
 TOTAL U.S. TREASURY OBLIGATIONS                                     7,606,862
                                                                   -----------
 TOTAL INVESTMENT SECURITIES                                        89,031,343
                                                                   -----------

                                                           SHARES
                                                          --------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
       State Street Institutional Liquid Reserves, 0.358%  199,029     199,029
                                                                   -----------
 SECURITIES LENDING COLLATERAL -- (9.6%)
 (S)@  DFA Short Term Investment Fund                      818,599   9,471,185
                                                                   -----------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $98,766,778)^^                                            $98,701,557
                                                                   ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------- ----------- ------- -----------
Agency Obligations                           -- $13,416,375   --    $13,416,375
Bonds                                        --  68,008,106   --     68,008,106
U.S. Treasury Obligations                    --   7,606,862   --      7,606,862
Temporary Cash Investments             $199,029          --   --        199,029
Securities Lending Collateral                --   9,471,185   --      9,471,185
                                       -------- -----------   --    -----------
TOTAL                                  $199,029 $98,502,528   --    $98,701,557
                                       ======== ===========   ==    ===========

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
U.S. TREASURY OBLIGATIONS -- (99.9%)
U.S. Treasury Notes
   1.000%, 09/15/17                                       $  6,700 $  6,724,341
   0.625%, 09/30/17                                         11,100   11,072,683
   0.875%, 10/15/17                                         22,900   22,935,770
   0.750%, 10/31/17                                          8,000    7,995,000
   0.875%, 11/15/17                                         19,200   19,226,995
   2.250%, 11/30/17                                          7,700    7,900,924
   1.000%, 12/15/17                                         11,400   11,444,084
   0.750%, 12/31/17                                         22,700   22,678,707
   0.875%, 01/15/18                                         15,000   15,018,750
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     124,997,254
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         124,997,254
                                                                   ------------
                                                           SHARES
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.194%                                   125,574      125,574
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,966,666)^^                                            $125,122,828
                                                                   ============

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
U.S. Treasury Obligations                  -- $124,997,254   --    $124,997,254
Temporary Cash Investments           $125,574           --   --         125,574
                                     -------- ------------   --    ------------
TOTAL                                $125,574 $124,997,254   --    $125,122,828
                                     ======== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                            SHARES        VALUE+
                                                          ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                        133,441,855 $2,048,332,468
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                         93,899,496  1,003,785,614
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                         42,137,585    680,943,379
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     17,413,200    261,720,392
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                      3,020,525     96,747,417
Investment in The Canadian Small Company Series of The
  DFA Investment Trust Company                                                   654
                                                                      --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,461,849,871)                                             4,091,529,924
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.358%
     (Cost $2,781,379)                                      2,781,379      2,781,379
                                                                      --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,464,631,250)^^                                          $4,094,311,303
                                                                      ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies   $4,091,529,924   --      --    $4,091,529,924
Temporary Cash Investments             2,781,379   --      --         2,781,379
                                  --------------   --      --    --------------
TOTAL                             $4,094,311,303   --      --    $4,094,311,303
                                  ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES       VALUE+
                                                             ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                           55,838,273 $  857,117,494
Investment in DFA Selectively Hedged Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc.          45,193,684    418,945,447
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                           38,717,434    413,889,366
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                           17,385,172    280,944,381
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                       25,967,496    280,189,284
Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc.          13,414,313    141,386,859
Investment in DFA Five-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.                    12,804,493    141,233,563
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                            7,018,956    105,494,902
Investment in DFA World ex U.S. Government Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc.           7,216,329     71,874,638
Investment in DFA Inflation-Protected Securities Portfolio
  of DFA Investment Dimensions Group Inc.                     6,190,770     71,812,935
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc.                            1,219,245     39,052,429
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,640,625,564)                                               2,821,941,298
                                                                        --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,640,625,564)^^                                            $2,821,941,298
                                                                        ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies  $2,821,941,298   --      --    $2,821,941,298
                                  --------------   --      --    --------------
 TOTAL                            $2,821,941,298   --      --    $2,821,941,298
                                  ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                             ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                       19,265,349 $207,873,120
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                       20,832,008  207,695,123
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                            5,775,938   88,660,654
Investment in DFA Inflation-Protected Securities Portfolio
  of DFA Investment Dimensions Group Inc.                     6,642,422   77,052,092
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                            3,885,578   41,536,833
Investment in DFA World ex U.S. Government Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc.           2,873,338   28,618,450
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                            1,747,482   28,239,314
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                              703,603   10,575,147
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc.                              122,165    3,912,954
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $655,501,282)                                                 694,163,687
                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $655,501,282)^^                                              $694,163,687
                                                                        ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies       $694,163,687   --      --    $694,163,687
                                      ------------   --      --    ------------
TOTAL                                 $694,163,687   --      --    $694,163,687
                                      ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2016, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Funds of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Each Feeder Fund primarily invests in a corresponding Master Fund. Their investment reflects a proportionate interest in the net assets of their corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

Master Fund shares held by Global Equity Portfolio (except the Global Equity Portfolio's investment in The Canadian Small Company Series), Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the partnership. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FUTURES CONTRACTS: U.S. Large Company Portfolio may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the U.S. Large Company Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2016, U.S. Large Company Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

                                                                                                APPROXIMATE
                                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                   DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              -------------------    ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio  S&P 500 Emini Index(R)  03/18/16     543     $52,402     $923       $1,122

FEDERAL TAX COST

At January 31, 2016, the total cost of securities for federal income tax purposes was:

               U.S. Large Company Portfolio        $3,535,156,336
               U.S. Large Cap Value Portfolio II       95,124,023
               U.S. Large Cap Value Portfolio III   1,955,515,826

         LWAS/DFA U.S. High Book to Market Portfolio        26,649,555
         DFA International Value Portfolio               6,905,862,994
         DFA International Value Portfolio II              108,834,458
         DFA International Value Portfolio III           2,020,115,080
         DFA International Value Portfolio IV              200,534,033
         Tax-Managed U.S. Marketwide Value Portfolio II    829,622,824
         Emerging Markets Portfolio II                      19,612,272
         LWAS/DFA Two-Year Fixed Income Portfolio           98,766,778
         LWAS/DFA Two-Year Government Portfolio            124,966,666
         Global Equity Portfolio                         3,590,723,736
         Global Allocation 60/40 Portfolio               2,656,964,687
         Global Allocation 25/75 Portfolio                 661,944,253

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
COMMON STOCKS -- (96.6%)

Consumer Discretionary -- (13.1%)
*   AutoNation, Inc..................................     51,029 $    2,207,004
#   Best Buy Co., Inc................................  1,040,256     29,054,350
    Cable One, Inc...................................     28,936     12,442,191
    Carnival Corp....................................    952,418     45,839,878
#   CBS Corp. Class A................................      7,236        378,081
    Comcast Corp. Class A............................ 11,245,897    626,508,922
#   Dillard's, Inc. Class A..........................     85,091      5,991,257
    DR Horton, Inc...................................  1,493,663     41,090,669
#   Ford Motor Co.................................... 14,411,800    172,076,892
#   GameStop Corp. Class A...........................    483,057     12,660,924
#   Garmin, Ltd......................................    189,155      6,654,473
    General Motors Co................................  5,492,031    162,783,799
    Goodyear Tire & Rubber Co. (The).................  1,126,381     32,000,484
    Graham Holdings Co. Class B......................     28,200     13,668,258
    Harman International Industries, Inc.............      7,543        561,124
#*  Hyatt Hotels Corp. Class A.......................     26,622      1,029,739
#   Johnson Controls, Inc............................    567,307     20,349,302
#   Kohl's Corp......................................  1,326,479     65,992,330
    Lear Corp........................................     64,573      6,704,615
#   Lennar Corp. Class A.............................    857,396     36,139,241
    Lennar Corp. Class B.............................      4,312        149,411
*   Liberty Broadband Corp. Class A..................     27,953      1,330,563
*   Liberty Broadband Corp. Class C..................     85,576      4,022,072
*   Liberty Interactive Corp., QVC Group Class A.....  2,538,156     66,144,345
*   Liberty Media Corp. Class A......................    156,789      5,741,613
*   Liberty Media Corp. Class C......................    313,578     11,160,241
*   Liberty Ventures Series A........................    536,223     21,089,651
*   Madison Square Garden Co. (The) Class A..........      6,379        982,876
#*  MGM Resorts International........................  2,324,079     46,667,506
*   Mohawk Industries, Inc...........................    283,553     47,186,055
    News Corp. Class A...............................    290,667      3,769,951
#   News Corp. Class B...............................     31,823        424,837
#   Penske Automotive Group, Inc.....................    274,842      8,621,794
#   PulteGroup, Inc..................................    786,899     13,188,427
    PVH Corp.........................................    152,277     11,174,086
#   Ralph Lauren Corp................................     51,388      5,781,150
#   Royal Caribbean Cruises, Ltd.....................  1,051,952     86,217,986
    Service Corp. International......................    152,642      3,692,410
    Staples, Inc.....................................  1,966,011     17,536,818
#   TEGNA, Inc.......................................    277,844      6,671,035
    Time Warner Cable, Inc...........................  1,876,119    341,472,419
    Time Warner, Inc.................................  3,948,043    278,100,149
#*  Toll Brothers, Inc...............................    329,804      9,109,187
#   Visteon Corp.....................................     83,658      5,595,047
    Whirlpool Corp...................................    199,266     26,779,358
                                                                 --------------
Total Consumer Discretionary.........................             2,316,742,520
                                                                 --------------
Consumer Staples -- (6.2%)
    Archer-Daniels-Midland Co........................  2,748,548     97,161,172
    Bunge, Ltd.......................................    785,148     48,687,027
    Constellation Brands, Inc. Class A...............    276,038     42,090,274

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES       VALUE+
                                                      --------- --------------
Consumer Staples -- (Continued)
    CVS Health Corp.................................. 3,613,015 $  348,981,119
    Ingredion, Inc...................................   158,658     15,980,034
    JM Smucker Co. (The).............................   558,187     71,626,556
    Kraft Heinz Co. (The)............................   138,795     10,834,338
    Molson Coors Brewing Co. Class B.................   733,307     66,349,617
    Mondelez International, Inc. Class A............. 5,093,977    219,550,409
    Pinnacle Foods, Inc..............................   437,642     18,770,465
    Reynolds American, Inc...........................   111,055      5,547,197
*   Seaboard Corp....................................        13         37,401
#   Spectrum Brands Holdings, Inc....................     2,502        237,790
#   Tyson Foods, Inc. Class A........................ 1,957,913    104,474,238
    Wal-Mart Stores, Inc.............................   698,064     46,323,527
    Walgreens Boots Alliance, Inc....................    51,922      4,139,222
                                                                --------------
Total Consumer Staples...............................            1,100,790,386
                                                                --------------
Energy -- (15.1%)
    Anadarko Petroleum Corp.......................... 1,968,362     76,943,271
#   Apache Corp......................................   798,537     33,969,764
    Baker Hughes, Inc................................ 1,938,026     84,323,511
#   California Resources Corp........................   558,622        798,830
#   Chesapeake Energy Corp........................... 1,961,939      6,650,973
    Chevron Corp..................................... 5,689,032    491,930,597
    Cimarex Energy Co................................   155,458     14,457,594
#*  Concho Resources, Inc............................   117,652     11,192,235
#   ConocoPhillips................................... 5,279,592    206,326,455
    Devon Energy Corp................................   812,393     22,665,765
#   EOG Resources, Inc............................... 1,357,767     96,428,612
#   Exxon Mobil Corp................................. 8,650,708    673,457,618
*   FMC Technologies, Inc............................     1,100         27,665
    Halliburton Co...................................   544,609     17,313,120
#   Helmerich & Payne, Inc...........................   574,414     29,180,231
#   Hess Corp........................................ 1,472,316     62,573,430
    HollyFrontier Corp...............................   644,305     22,531,346
#   Marathon Oil Corp................................ 3,266,531     31,783,347
    Marathon Petroleum Corp.......................... 2,312,389     96,634,736
#   Murphy Oil Corp..................................   728,510     14,286,081
#   Nabors Industries, Ltd...........................   481,335      3,542,626
#   National Oilwell Varco, Inc...................... 1,745,118     56,786,140
*   Newfield Exploration Co..........................   167,299      4,863,382
    Noble Energy, Inc................................   189,616      6,137,870
    Occidental Petroleum Corp........................ 1,857,300    127,837,959
#   Phillips 66...................................... 2,055,820    164,773,973
    Pioneer Natural Resources Co.....................   155,570     19,282,902
#   Range Resources Corp.............................    66,898      1,977,505
#   Schlumberger, Ltd................................   105,041      7,591,313
    Tesoro Corp......................................   668,185     58,299,141
#   Transocean, Ltd.................................. 1,340,027     13,963,081
    Valero Energy Corp............................... 2,806,975    190,509,393
#*  Weatherford International P.L.C.................. 2,942,972     19,835,631

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
#*  Whiting Petroleum Corp...........................    218,861 $    1,608,628
                                                                 --------------
Total Energy.........................................             2,670,484,725
                                                                 --------------
Financials -- (20.6%)
    Aflac, Inc.......................................  1,018,975     59,059,791
*   Alleghany Corp...................................     11,044      5,278,148
    Allied World Assurance Co. Holdings AG...........    463,017     16,941,792
    Allstate Corp. (The).............................  1,383,297     83,827,798
#*  Ally Financial, Inc..............................  1,125,791     17,843,787
    American Financial Group, Inc....................    426,655     30,283,972
    American International Group, Inc................  2,735,967    154,527,416
    Assurant, Inc....................................    330,179     26,846,855
    Assured Guaranty, Ltd............................    203,216      4,832,476
    Axis Capital Holdings, Ltd.......................    459,271     24,759,300
    Bank of America Corp............................. 14,959,787    211,531,388
    Bank of New York Mellon Corp. (The)..............  2,942,428    106,574,742
    BB&T Corp........................................  1,551,308     50,665,719
    BlackRock, Inc...................................      8,808      2,768,002
#   BOK Financial Corp...............................      4,796        239,848
    Capital One Financial Corp.......................  2,036,842    133,657,572
    Chubb, Ltd.......................................    307,632     34,783,950
#   Cincinnati Financial Corp........................     52,042      2,999,180
    CIT Group, Inc...................................    341,837     10,032,916
    Citigroup, Inc...................................  4,734,668    201,602,163
    CME Group, Inc...................................    722,112     64,881,763
#   CNA Financial Corp...............................    412,926     13,721,531
#   Comerica, Inc....................................     81,794      2,805,534
#   Cullen/Frost Bankers, Inc........................      3,749        179,427
*   E*TRADE Financial Corp...........................    116,129      2,735,999
    Endurance Specialty Holdings, Ltd................      6,320        391,398
#   Everest Re Group, Ltd............................    220,574     39,469,512
    Fifth Third Bancorp..............................  3,412,290     53,914,182
#   First American Financial Corp....................     12,359        424,779
#*  Genworth Financial, Inc. Class A.................  1,013,673      2,818,011
    Goldman Sachs Group, Inc. (The)..................  1,354,171    218,779,867
    Hartford Financial Services Group, Inc. (The)....  2,619,909    105,267,944
#   Huntington Bancshares, Inc.......................  1,840,863     15,794,605
#   Invesco, Ltd.....................................     99,521      2,978,664
    JPMorgan Chase & Co..............................  9,998,898    594,934,431
#   KeyCorp..........................................  1,072,181     11,965,540
    Legg Mason, Inc..................................    516,746     15,822,763
#   Leucadia National Corp...........................    153,878      2,548,220
    Lincoln National Corp............................  1,164,852     45,965,060
    Loews Corp.......................................  1,684,881     62,357,446
#   M&T Bank Corp....................................    326,468     35,970,244
    MetLife, Inc.....................................  2,038,507     91,019,338
    Morgan Stanley...................................  3,249,559     84,098,587
    Nasdaq, Inc......................................    752,985     46,685,070
    New York Community Bancorp, Inc..................    405,598      6,278,657
    Old Republic International Corp..................    632,434     11,434,407
#   PacWest Bancorp..................................     70,564      2,590,404
    PartnerRe, Ltd...................................    197,083     27,670,453
#   People's United Financial, Inc...................    145,708      2,093,824

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The).........  1,273,146 $  110,318,101
#   Principal Financial Group, Inc...................  1,423,787     54,103,906
#   Prudential Financial, Inc........................  1,096,602     76,849,868
#   Regions Financial Corp...........................  5,273,107     42,817,629
    Reinsurance Group of America, Inc................    312,945     26,359,357
#   RenaissanceRe Holdings, Ltd......................     86,989      9,799,311
    State Street Corp................................    314,860     17,547,148
    SunTrust Banks, Inc..............................  1,252,716     45,824,351
*   Synchrony Financial..............................  3,944,982    112,116,388
    Travelers Cos., Inc. (The).......................  1,130,153    120,971,577
#   Unum Group.......................................  1,162,077     33,281,885
    Validus Holdings, Ltd............................    167,263      7,399,715
    Voya Financial, Inc..............................    113,438      3,468,934
    Wells Fargo & Co.................................  3,277,117    164,609,587
    Willis Towers Watson P.L.C.......................      2,445        279,879
#   WR Berkley Corp..................................    214,424     10,753,364
    XL Group P.L.C...................................  1,261,223     45,731,946
#   Zions Bancorporation.............................    710,094     16,104,932
                                                                 --------------
Total Financials.....................................             3,642,992,353
                                                                 --------------
Health Care -- (10.7%)
    Aetna, Inc.......................................  1,902,630    193,763,839
*   Alere, Inc.......................................      8,494        315,977
*   Allergan P.L.C...................................    496,938    141,344,075
*   Amsurg Corp......................................     15,357      1,123,979
    Anthem, Inc......................................  1,445,532    188,627,471
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        155,940
*   Boston Scientific Corp...........................  3,281,621     57,526,816
    Cigna Corp.......................................    320,341     42,797,558
#*  Community Health Systems, Inc....................    438,693      9,423,126
*   DaVita HealthCare Partners, Inc..................    102,334      6,868,658
*   Express Scripts Holding Co.......................  2,739,577    196,893,399
*   Hologic, Inc.....................................    573,079     19,450,301
    Humana, Inc......................................    707,042    115,099,367
#*  Laboratory Corp. of America Holdings.............     71,097      7,987,748
*   Mallinckrodt P.L.C...............................     61,080      3,548,137
#*  MEDNAX, Inc......................................      4,300        298,678
    Medtronic P.L.C..................................  1,295,770     98,374,858
#   Perrigo Co. P.L.C................................     13,380      1,934,480
    Pfizer, Inc...................................... 18,523,388    564,778,100
    Quest Diagnostics, Inc...........................    577,821     37,945,505
#   Teleflex, Inc....................................     92,013     12,485,244
    Thermo Fisher Scientific, Inc....................  1,060,444    140,042,235
    UnitedHealth Group, Inc..........................    427,665     49,249,901
#*  WellCare Health Plans, Inc.......................      6,100        463,478
    Zimmer Biomet Holdings, Inc......................     36,800      3,652,768
                                                                 --------------
Total Health Care....................................             1,894,151,638
                                                                 --------------
Industrials -- (11.7%)
#   ADT Corp. (The)..................................    828,257     24,499,842
#*  AECOM............................................    131,051      3,596,039
#   AGCO Corp........................................    384,188     18,736,849

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
    AMERCO...........................................        474 $      173,792
#*  Avis Budget Group, Inc...........................    387,739     10,185,904
    Carlisle Cos., Inc...............................     77,340      6,471,811
#   Caterpillar, Inc.................................  1,339,351     83,361,206
#   Chicago Bridge & Iron Co. NV.....................    228,793      8,881,744
#*  Colfax Corp......................................     58,125      1,286,887
    CSX Corp.........................................  5,234,843    120,506,086
    Cummins, Inc.....................................     75,958      6,827,865
    Danaher Corp.....................................    365,547     31,674,648
#   Dover Corp.......................................    419,306     24,508,436
    Eaton Corp. P.L.C................................  1,260,415     63,663,562
#   FedEx Corp.......................................    841,039    111,757,262
#   Fluor Corp.......................................    267,967     12,029,039
#   General Electric Co.............................. 12,776,901    371,807,819
#*  Hertz Global Holdings, Inc.......................  1,345,507     12,217,204
    Ingersoll-Rand P.L.C.............................    434,487     22,363,046
#*  Jacobs Engineering Group, Inc....................    206,007      8,081,655
*   JetBlue Airways Corp.............................  1,847,009     39,359,762
#   Kansas City Southern.............................    234,875     16,647,940
    KAR Auction Services, Inc........................      9,789        327,148
#*  Kirby Corp.......................................     20,039      1,014,975
    L-3 Communications Holdings, Inc.................    381,253     44,545,600
    Manpowergroup, Inc...............................    190,823     14,569,336
    Nielsen Holdings P.L.C...........................    168,861      8,132,346
    Norfolk Southern Corp............................  1,598,000    112,659,000
    Northrop Grumman Corp............................    554,629    102,639,643
    Orbital ATK, Inc.................................     52,588      4,745,015
    Owens Corning....................................    608,832     28,121,950
#   PACCAR, Inc......................................    369,332     18,123,121
#   Pentair P.L.C....................................    929,305     43,788,852
    Precision Castparts Corp.........................    244,284     57,394,526
#*  Quanta Services, Inc.............................    381,907      7,141,661
    Republic Services, Inc...........................  2,072,867     90,584,288
#   Ryder System, Inc................................    126,616      6,732,173
    Southwest Airlines Co............................  3,733,160    140,441,479
    Stanley Black & Decker, Inc......................  1,095,910    103,388,149
    Textron, Inc.....................................    550,119     18,825,072
#   Trinity Industries, Inc..........................    236,607      5,068,122
#   Union Pacific Corp...............................  2,906,293    209,253,096
*   United Continental Holdings, Inc.................    339,080     16,370,782
#*  United Rentals, Inc..............................    151,173      7,242,698
    Waste Connections, Inc...........................    475,433     28,511,717
                                                                 --------------
Total Industrials....................................             2,068,259,147
                                                                 --------------
Information Technology -- (10.8%)
    Activision Blizzard, Inc.........................  2,987,304    104,017,925
    Amdocs, Ltd......................................     53,167      2,910,362
#*  ARRIS International P.L.C........................     53,138      1,353,425
*   Arrow Electronics, Inc...........................    572,564     29,544,302
    Avnet, Inc.......................................    694,662     27,730,907
    Brocade Communications Systems, Inc..............  1,391,533     11,104,433
#   CA, Inc..........................................  2,510,454     72,125,343
    Cisco Systems, Inc............................... 15,152,145    360,469,530

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
    Computer Sciences Corp...........................    318,655 $   10,219,266
    Corning, Inc.....................................  3,676,381     68,417,450
    CSRA, Inc........................................    318,655      8,533,581
*   EchoStar Corp. Class A...........................      2,635         92,568
    EMC Corp.........................................  6,310,731    156,316,807
    Fidelity National Information Services, Inc......  1,453,689     86,828,844
*   First Solar, Inc.................................    154,302     10,594,375
*   Flextronics International, Ltd...................    352,389      3,693,037
    Hewlett Packard Enterprise Co....................  9,619,949    132,370,498
    HP, Inc..........................................  9,619,949     93,409,705
    IAC/InterActiveCorp..............................    120,638      6,265,938
    Ingram Micro, Inc. Class A.......................    715,108     20,166,046
    Intel Corp....................................... 10,985,132    340,758,795
#   Jabil Circuit, Inc...............................    403,242      8,028,548
    Juniper Networks, Inc............................    675,762     15,947,983
    Lam Research Corp................................    555,768     39,898,585
#   Marvell Technology Group, Ltd....................    398,733      3,528,787
*   Micron Technology, Inc...........................  3,135,684     34,586,594
#   NetApp, Inc......................................    285,358      6,257,901
#*  Nuance Communications, Inc.......................     44,349        781,873
#   NVIDIA Corp......................................  1,824,559     53,441,333
*   Qorvo, Inc.......................................    171,000      6,771,600
    QUALCOMM, Inc....................................    250,667     11,365,242
    Symantec Corp....................................  1,982,737     39,337,502
*   Synopsys, Inc....................................      8,433        361,776
    TE Connectivity, Ltd.............................    429,693     24,561,252
    Western Digital Corp.............................    564,843     27,101,167
#   Xerox Corp.......................................  5,860,019     57,135,185
*   Yahoo!, Inc......................................    877,399     25,892,044
                                                                 --------------
Total Information Technology.........................             1,901,920,509
                                                                 --------------
Materials -- (2.9%)
    Airgas, Inc......................................     19,336      2,707,040
#   Albemarle Corp...................................      9,464        498,185
#   Alcoa, Inc.......................................  4,826,610     35,185,987
    Ashland, Inc.....................................    381,999     36,198,225
    Bemis Co., Inc...................................    100,429      4,807,536
    CF Industries Holdings, Inc......................    392,811     11,784,330
    Dow Chemical Co. (The)...........................    822,454     34,543,068
#   Eastman Chemical Co..............................    425,200     26,026,492
#   Freeport-McMoRan, Inc............................  2,572,724     11,834,530
#   International Paper Co...........................  2,002,636     68,510,178
#   Martin Marietta Materials, Inc...................     60,975      7,657,241
#   Mosaic Co. (The).................................  1,558,227     37,553,271
    Newmont Mining Corp..............................  2,143,745     42,789,150
    Nucor Corp.......................................  1,855,602     72,498,370
    Olin Corp........................................    315,745      5,348,720
    Reliance Steel & Aluminum Co.....................    359,269     20,456,777
#   Sonoco Products Co...............................     12,855        507,901
    Steel Dynamics, Inc..............................    886,631     16,269,679
    Vulcan Materials Co..............................    576,239     50,824,280
#   Westlake Chemical Corp...........................     80,586      3,665,051

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
Materials -- (Continued)
              WestRock Co..........................     755,145 $    26,641,516
                                                                ---------------
Total Materials....................................                 516,307,527
                                                                ---------------
Telecommunication Services -- (5.2%)
              AT&T, Inc............................  20,870,290     752,582,657
#             CenturyLink, Inc.....................   2,463,153      62,613,349
#             Frontier Communications Corp.........   2,746,305      12,495,688
*             Level 3 Communications, Inc..........     725,529      35,413,070
#*            Sprint Corp..........................   2,011,161       6,073,706
#*            T-Mobile US, Inc.....................     768,418      30,851,983
*             United States Cellular Corp..........     203,140       7,646,190
                                                                ---------------
Total Telecommunication Services...................                 907,676,643
                                                                ---------------
Utilities -- (0.3%)
*             Calpine Corp.........................     916,143      14,026,149
              NRG Energy, Inc......................   1,541,737      16,404,082
#             UGI Corp.............................     633,387      21,535,158
                                                                ---------------
Total Utilities....................................                  51,965,389
                                                                ---------------
TOTAL COMMON STOCKS................................              17,071,290,837
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
              Safeway Casa Ley Contingent Value
(degrees)#*     Rights.............................     196,076         198,998
              Safeway PDC, LLC Contingent Value
(degrees)#*     Rights.............................     196,076           9,568
TOTAL RIGHTS/WARRANTS..............................                     208,566
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              17,071,499,403
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.3%)
              State Street Institutional Liquid
                Reserves, 0.358%................... 232,455,911     232,455,911
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@          DFA Short Term Investment Fund.......  32,070,525     371,055,969
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,019,483,763)^^.........................             $17,675,011,283
                                                                ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 2,316,742,520           --   --    $ 2,316,742,520
   Consumer Staples...........   1,100,790,386           --   --      1,100,790,386
   Energy.....................   2,670,484,725           --   --      2,670,484,725
   Financials.................   3,642,992,353           --   --      3,642,992,353
   Health Care................   1,894,151,638           --   --      1,894,151,638
   Industrials................   2,068,259,147           --   --      2,068,259,147
   Information Technology.....   1,901,920,509           --   --      1,901,920,509
   Materials..................     516,307,527           --   --        516,307,527
   Telecommunication Services.     907,676,643           --   --        907,676,643
   Utilities..................      51,965,389           --   --         51,965,389
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     232,455,911           --   --        232,455,911
Securities Lending Collateral.              --  371,055,969   --        371,055,969
Futures Contracts**...........       1,482,076           --   --          1,482,076
                               --------------- ------------   --    ---------------
TOTAL......................... $17,305,228,824 $371,264,535   --    $17,676,493,359
                               =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (94.7%)

AUSTRALIA -- (5.3%)
    Asciano, Ltd........................................ 4,216,676 $ 26,732,298
    Aurizon Holdings, Ltd............................... 2,344,584    6,199,705
    Australia & New Zealand Banking Group, Ltd.......... 1,201,497   20,856,778
#   Bank of Queensland, Ltd.............................   571,051    5,349,208
#   Bendigo and Adelaide Bank, Ltd......................   852,012    6,554,028
    BHP Billiton, Ltd................................... 5,172,675   56,806,100
#   BHP Billiton, Ltd. Sponsored ADR.................... 1,465,288   32,104,460
    Boral, Ltd.......................................... 1,650,081    6,621,269
#   Fortescue Metals Group, Ltd......................... 4,822,118    6,060,066
    Harvey Norman Holdings, Ltd.........................   715,856    2,282,689
    Incitec Pivot, Ltd.................................. 4,336,440    9,665,840
    LendLease Group.....................................   177,464    1,657,173
    Macquarie Group, Ltd................................   213,984   11,037,634
    National Australia Bank, Ltd........................   317,804    6,313,494
*   Newcrest Mining, Ltd................................ 3,067,204   28,833,864
#   Orica, Ltd..........................................   448,848    4,574,163
    Origin Energy, Ltd.................................. 3,783,368   11,197,396
    Qantas Airways, Ltd................................. 2,217,337    6,165,989
    QBE Insurance Group, Ltd............................ 2,266,393   17,728,795
    Rio Tinto, Ltd...................................... 1,128,973   31,881,923
    Santos, Ltd......................................... 6,995,133   16,042,608
*   South32, Ltd........................................ 2,385,878    1,674,605
*   South32, Ltd. ADR...................................   354,708    1,206,007
    Star Entertainment Group, Ltd. (The)................ 1,664,347    6,424,269
    Suncorp Group, Ltd.................................. 2,699,267   22,518,794
    Tabcorp Holdings, Ltd...............................   507,886    1,669,654
    Tatts Group, Ltd.................................... 3,418,019   10,167,651
    Treasury Wine Estates, Ltd..........................   998,012    6,495,576
    Washington H Soul Pattinson & Co., Ltd..............    72,967      870,332
    Wesfarmers, Ltd..................................... 1,260,787   38,041,680
    Woodside Petroleum, Ltd............................. 2,452,631   49,431,211
                                                                   ------------
TOTAL AUSTRALIA.........................................            453,165,259
                                                                   ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG.................................   144,232    4,166,372
    OMV AG..............................................   117,337    3,020,292
*   Raiffeisen Bank International AG....................    57,158      720,959
                                                                   ------------
TOTAL AUSTRIA...........................................              7,907,623
                                                                   ------------
BELGIUM -- (1.5%)
    Ageas...............................................   579,966   23,552,952
    Colruyt SA..........................................    41,465    2,217,098
    Delhaize Group......................................   246,555   25,878,418
    Delhaize Group Sponsored ADR........................   211,600    5,526,992
    KBC Groep NV........................................   386,154   22,129,241
    Proximus SADP.......................................   248,671    8,595,871
    Solvay SA...........................................   247,775   20,526,430
    UCB SA..............................................   128,640   10,998,835

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    Umicore SA..........................................   187,273 $  6,885,167
                                                                   ------------
TOTAL BELGIUM...........................................            126,311,004
                                                                   ------------
CANADA -- (7.0%)
    Agnico Eagle Mines, Ltd.............................   463,830   13,655,155
    AltaGas, Ltd........................................    39,700      928,950
    Bank of Montreal.................................... 1,105,966   59,191,300
    Barrick Gold Corp.(2024644).........................   136,652    1,358,814
    Barrick Gold Corp.(067901108)....................... 2,894,530   28,684,792
*   BlackBerry, Ltd.(09228F103).........................   284,796    2,027,748
#*  BlackBerry, Ltd.(BCBHZ31)........................... 1,130,411    8,061,108
    Cameco Corp.(13321L108).............................   494,945    6,008,632
    Cameco Corp.(2166160)...............................   506,586    6,151,066
#   Canadian Natural Resources, Ltd.(136385101)......... 1,624,266   34,531,895
    Canadian Natural Resources, Ltd.(2171573)........... 1,849,320   39,589,626
    Canadian Oil Sands, Ltd.............................   606,916    4,068,057
#   Canadian Tire Corp., Ltd. Class A...................   225,109   18,342,631
    Cenovus Energy, Inc................................. 1,052,649   12,937,056
    Crescent Point Energy Corp.(22576C101)..............   637,777    7,079,328
#   Crescent Point Energy Corp.(B67C8W8)................   374,472    4,151,296
    Eldorado Gold Corp.(2307873)........................   881,059    1,999,977
    Eldorado Gold Corp.(284902103)......................   109,318      244,872
    Empire Co., Ltd.....................................   744,835   14,078,971
#   Enbridge Income Fund Holdings, Inc..................    34,200      714,565
    Encana Corp......................................... 3,223,216   14,085,454
    Enerplus Corp.......................................    29,993       95,060
    Fairfax Financial Holdings, Ltd.....................    83,365   42,923,841
    Finning International, Inc..........................   495,472    6,309,673
    First Quantum Minerals, Ltd.........................   202,255      437,456
#   Genworth MI Canada, Inc.............................   112,861    1,952,047
    Goldcorp, Inc.(380956409)...........................   707,416    8,022,097
    Goldcorp, Inc.(2676302).............................   668,943    7,621,051
    Hudson's Bay Co.....................................    86,528    1,068,552
#   Husky Energy, Inc................................... 1,181,401   11,755,821
    Industrial Alliance Insurance & Financial Services,
      Inc...............................................   292,812    8,693,020
*   Kinross Gold Corp................................... 2,903,895    4,788,349
#*  Lundin Mining Corp..................................   904,499    2,240,425
    Manulife Financial Corp.(2492519)................... 3,287,435   45,689,456
    Manulife Financial Corp.(56501R106).................   625,728    8,672,590
    Maple Leaf Foods, Inc...............................   103,843    1,691,553
*   MEG Energy Corp.....................................   187,963      779,545
#   Pacific Exploration and Production Corp.............   483,824      279,747
    Silver Wheaton Corp.................................   758,845    8,924,017
    SNC-Lavalin Group, Inc..............................    16,100      460,279
#   Sun Life Financial, Inc.............................   866,399   24,849,677
    Suncor Energy, Inc.(B3NB1P2)........................ 3,750,370   88,826,666
    Suncor Energy, Inc.(867224107)......................   985,458   23,207,536
#   Teck Resources, Ltd. Class B........................ 1,123,435    4,194,136
*   Tourmaline Oil Corp.................................   466,540    9,301,493
    TransAlta Corp......................................    44,534      155,424
*   Turquoise Hill Resources, Ltd.(900435108)...........   127,382      262,407
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............. 1,293,025    2,704,378
    West Fraser Timber Co., Ltd.........................    11,349      390,074

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
#   Whitecap Resources, Inc.............................   675,235 $  3,692,127
    WSP Global, Inc.....................................   123,318    3,543,995
    Yamana Gold, Inc.................................... 1,426,728    2,454,433
                                                                   ------------
TOTAL CANADA............................................            603,878,218
                                                                   ------------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A....................     7,706    9,740,134
    AP Moeller - Maersk A.S. Class B....................    19,275   24,799,654
    Carlsberg A.S. Class B..............................   305,857   25,786,051
    Danske Bank A.S.....................................   640,273   17,230,676
    DSV A.S.............................................   219,411    8,538,682
*   H Lundbeck A.S......................................    93,064    3,022,775
    ISS A.S.............................................   122,640    4,335,721
*   Jyske Bank A.S......................................    46,778    2,054,076
    TDC A.S............................................. 1,611,058    6,918,600
    Tryg A.S............................................     9,846      188,266
    Vestas Wind Systems A.S.............................   721,756   47,227,595
                                                                   ------------
TOTAL DENMARK...........................................            149,842,230
                                                                   ------------
FINLAND -- (0.6%)
    Fortum Oyj..........................................   840,555   13,217,274
    Kesko Oyj Class B...................................    39,416    1,581,381
    Neste Oyj...........................................   258,152    8,087,724
    Stora Enso Oyj Class R.............................. 1,827,123   14,890,588
    Stora Enso Oyj Sponsored ADR........................    91,500      743,895
    UPM-Kymmene Oyj.....................................   915,357   14,917,408
    UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,131,669
                                                                   ------------
TOTAL FINLAND...........................................             54,569,939
                                                                   ------------
FRANCE -- (9.4%)
    AXA SA.............................................. 4,004,754   98,968,397
    AXA SA Sponsored ADR................................   140,900    3,466,140
    BNP Paribas SA...................................... 1,037,040   49,126,460
*   Bollore SA(BZ0G303).................................     7,465       29,629
    Bollore SA(4572709)................................. 1,581,085    6,381,148
    Bouygues SA.........................................   709,374   27,767,823
#   Casino Guichard Perrachon SA........................   178,667    8,098,785
#   CGG SA Sponsored ADR................................   115,396      114,242
    Cie de Saint-Gobain................................. 1,789,605   73,757,241
    Cie Generale des Etablissements Michelin............   334,818   30,546,563
    CNP Assurances......................................   408,378    5,461,035
    Credit Agricole SA..................................   927,429    9,254,874
    Eiffage SA..........................................    46,924    3,222,587
    Electricite de France SA............................   538,044    7,035,730
    Engie SA............................................ 3,394,255   54,157,271
    Lagardere SCA.......................................   172,212    4,893,886
    Natixis SA.......................................... 2,133,151   10,436,619
    Orange SA........................................... 4,969,645   88,239,243
*   Peugeot SA.......................................... 1,466,532   21,806,973
    Renault SA..........................................   683,589   58,004,515
    Rexel SA............................................   292,347    3,462,178
    SCOR SE.............................................   318,283   11,094,784

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
FRANCE -- (Continued)
    Societe Generale SA................................  1,935,625 $ 73,839,427
    STMicroelectronics NV..............................  1,904,563   12,442,679
#   Total SA...........................................  3,344,231  148,553,748
#   Vallourec SA.......................................    252,263    1,106,770
                                                                   ------------
TOTAL FRANCE...........................................             811,268,747
                                                                   ------------
GERMANY -- (7.1%)
    Allianz SE.........................................    730,758  118,263,182
    Allianz SE Sponsored ADR...........................  2,811,910   45,552,942
    Bayerische Motoren Werke AG........................    912,756   76,018,940
*   Commerzbank AG.....................................  1,603,495   13,030,779
    Daimler AG.........................................  2,297,288  160,841,731
    Deutsche Bank AG(5750355)..........................    993,371   17,802,160
#   Deutsche Bank AG(D18190898)........................    771,660   13,804,997
*   Deutsche Lufthansa AG..............................    895,598   13,132,742
    E.ON SE............................................  3,054,144   31,295,235
    Fraport AG Frankfurt Airport Services Worldwide....    106,349    6,450,241
    Hannover Rueck SE..................................     42,216    4,443,132
    HeidelbergCement AG................................    382,751   28,194,656
    K+S AG.............................................    444,055    9,387,559
    Metro AG...........................................    341,209    9,668,223
    Muenchener Rueckversicherungs-Gesellschaft AG......    179,694   34,621,893
    Osram Licht AG.....................................      4,587      204,793
    RWE AG.............................................     94,829    1,328,318
*   Talanx AG..........................................    152,697    4,412,009
    Telefonica Deutschland Holding AG..................  1,391,339    6,901,171
#   Volkswagen AG......................................     80,837   10,611,282
                                                                   ------------
TOTAL GERMANY..........................................             605,965,985
                                                                   ------------
HONG KONG -- (2.2%)
#   Bank of East Asia, Ltd. (The)......................    581,800    1,706,433
    Cathay Pacific Airways, Ltd........................  4,530,000    7,149,525
    CK Hutchison Holdings, Ltd.........................  1,809,484   22,644,153
    FIH Mobile, Ltd....................................  3,246,000    1,161,586
    Great Eagle Holdings, Ltd..........................    576,101    1,629,308
    Guoco Group, Ltd...................................      6,000       60,707
    Hang Lung Group, Ltd...............................  1,393,000    3,848,465
    Hang Lung Properties, Ltd..........................  4,048,000    7,498,466
    Henderson Land Development Co., Ltd................    780,712    4,262,713
    Hongkong & Shanghai Hotels (The)...................  1,104,131    1,109,287
    Hopewell Holdings, Ltd.............................  1,086,669    3,297,719
    Kerry Logistics Network, Ltd.......................    232,000      321,127
    Kerry Properties, Ltd..............................  2,404,000    5,532,728
    MTR Corp., Ltd.....................................    928,124    4,214,078
    New World Development Co., Ltd..................... 24,265,125   19,832,343
    NWS Holdings, Ltd..................................  1,779,496    2,676,220
    Orient Overseas International, Ltd.................    709,500    2,642,994
    Shangri-La Asia, Ltd...............................  4,298,000    4,026,207
    Sino Land Co., Ltd.................................  6,013,765    7,757,249
    Sun Hung Kai Properties, Ltd.......................  3,449,920   37,317,366
    Swire Pacific, Ltd. Class A........................  1,945,000   18,775,552
    Swire Pacific, Ltd. Class B........................    745,000    1,324,056

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
#   Wharf Holdings, Ltd. (The).........................  3,880,990 $ 18,086,290
    Wheelock & Co., Ltd................................  3,582,000   13,713,572
    Yue Yuen Industrial Holdings, Ltd..................    160,000      551,558
                                                                   ------------
TOTAL HONG KONG........................................             191,139,702
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 33,479,054   11,041,609
    CRH P.L.C..........................................    295,666    7,842,408
    CRH P.L.C. Sponsored ADR...........................    215,216    5,793,615
                                                                   ------------
TOTAL IRELAND..........................................              24,677,632
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group......................................     26,077      920,324
    Bank Hapoalim BM...................................  3,220,797   14,960,142
*   Bank Leumi Le-Israel BM............................  3,064,622   10,092,760
    Elbit Systems, Ltd.................................      1,144       97,888
    Mizrahi Tefahot Bank, Ltd..........................    333,698    3,746,058
    NICE-Systems, Ltd. Sponsored ADR...................     13,689      828,595
                                                                   ------------
TOTAL ISRAEL...........................................              30,645,767
                                                                   ------------
ITALY -- (1.5%)
*   Banca Monte dei Paschi di Siena SpA................  1,493,590    1,084,131
*   Banco Popolare SC..................................    614,278    5,721,650
    Eni SpA............................................  2,937,995   42,636,544
    Mediobanca SpA.....................................    520,196    4,169,056
#*  Telecom Italia SpA Sponsored ADR...................  1,850,938   20,637,959
    UniCredit SpA...................................... 10,827,146   41,855,788
    Unione di Banche Italiane SpA......................  3,409,526   15,976,861
                                                                   ------------
TOTAL ITALY............................................             132,081,989
                                                                   ------------
JAPAN -- (21.6%)
    77 Bank, Ltd. (The)................................    431,372    2,002,369
#   Aeon Co., Ltd......................................  2,539,900   33,897,893
    Aisin Seiki Co., Ltd...............................    472,800   20,076,332
    Amada Holdings Co., Ltd............................    542,100    5,119,970
    Aoyama Trading Co., Ltd............................      7,700      306,502
    Asahi Glass Co., Ltd...............................  2,690,000   16,401,608
#   Asahi Kasei Corp...................................  3,727,000   24,215,697
    Bank of Kyoto, Ltd. (The)..........................    621,400    4,820,446
    Bank of Yokohama, Ltd. (The).......................  2,338,000   12,470,232
    Brother Industries, Ltd............................    628,600    6,352,411
    Canon Marketing Japan, Inc.........................    131,800    2,380,491
    Chiba Bank, Ltd. (The).............................    873,000    5,400,211
    Chugoku Bank, Ltd. (The)...........................    310,800    3,699,860
    Citizen Holdings Co., Ltd..........................    689,600    4,207,584
#   Coca-Cola East Japan Co., Ltd......................     75,500    1,218,353
    Coca-Cola West Co., Ltd............................    159,107    3,510,284
#   COMSYS Holdings Corp...............................     56,400      823,238
*   Cosmo Energy Holdings Co., Ltd.....................     59,436      655,338
    Credit Saison Co., Ltd.............................     69,800    1,312,359
    Dai Nippon Printing Co., Ltd.......................  1,013,000    9,477,413
    Dai-ichi Life Insurance Co., Ltd. (The)............  1,249,100   17,264,742

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Daido Steel Co., Ltd................................    675,000 $ 2,806,255
#   Daihatsu Motor Co., Ltd.............................    581,500   9,077,941
    Denka Co., Ltd......................................    992,000   4,396,390
    DIC Corp............................................  1,683,000   4,336,920
    Ebara Corp..........................................    673,000   2,980,941
    Fuji Media Holdings, Inc............................     74,400     837,242
    FUJIFILM Holdings Corp..............................    754,600  29,156,101
    Fukuoka Financial Group, Inc........................  1,218,000   5,169,156
    Fukuyama Transporting Co., Ltd......................     55,000     270,855
    Furukawa Electric Co., Ltd..........................    633,000   1,302,410
    Glory, Ltd..........................................    185,800   5,941,640
    Gunma Bank, Ltd. (The)..............................    650,397   3,601,234
    H2O Retailing Corp..................................    198,900   3,390,503
    Hachijuni Bank, Ltd. (The)..........................    620,231   3,468,271
    Hankyu Hanshin Holdings, Inc........................  1,799,000  11,223,159
    Hiroshima Bank, Ltd. (The)..........................    637,000   3,189,058
    Hitachi Capital Corp................................     58,400   1,439,080
    Hitachi Chemical Co., Ltd...........................    266,500   4,685,298
#   Hitachi Construction Machinery Co., Ltd.............    384,700   5,609,648
    Hitachi High-Technologies Corp......................    101,600   2,883,008
    Hitachi Metals, Ltd.................................     96,200   1,082,399
    Hitachi Transport System, Ltd.......................    105,000   1,710,905
    Hitachi, Ltd........................................  9,929,000  49,069,367
    Hokuhoku Financial Group, Inc.......................  1,919,000   3,559,556
    Honda Motor Co., Ltd................................  3,438,900  93,218,215
    House Foods Group, Inc..............................     65,300   1,296,748
#   Ibiden Co., Ltd.....................................    459,900   6,478,407
    Idemitsu Kosan Co., Ltd.............................    154,596   2,318,756
    Iida Group Holdings Co., Ltd........................    163,700   2,918,265
    Inpex Corp..........................................  1,934,100  17,220,108
    Isetan Mitsukoshi Holdings, Ltd.....................    148,800   1,889,574
    ITOCHU Corp.........................................  3,608,800  42,413,943
    Iyo Bank, Ltd. (The)................................    476,000   4,035,076
    J Front Retailing Co., Ltd..........................    832,300  11,479,313
#   JFE Holdings, Inc...................................  1,464,900  19,858,221
#   Joyo Bank, Ltd. (The)...............................  1,145,000   4,650,058
    JSR Corp............................................    117,500   1,706,371
    JTEKT Corp..........................................     80,600   1,300,443
    JX Holdings, Inc....................................  3,944,433  15,063,799
#   K's Holdings Corp...................................     71,300   2,428,539
    Kamigumi Co., Ltd...................................    442,000   3,983,312
    Kaneka Corp.........................................  1,045,542  10,006,151
    Kawasaki Kisen Kaisha, Ltd..........................  4,013,000   7,204,285
    Keiyo Bank, Ltd. (The)..............................    168,000     728,210
    Kinden Corp.........................................    207,000   2,567,022
    Kobe Steel, Ltd..................................... 14,072,000  13,674,543
    Komatsu, Ltd........................................  1,388,000  20,752,957
    Konica Minolta, Inc.................................  1,745,500  14,712,770
    Kuraray Co., Ltd....................................  1,181,800  14,255,145
    Kurita Water Industries, Ltd........................      7,500     159,519
    Kyocera Corp........................................    229,500   9,570,005
    Kyocera Corp. Sponsored ADR.........................     25,197   1,006,620
*   Kyushu Financial Group, Inc.........................    528,349   3,295,650

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    LIXIL Group Corp...................................    445,400 $  9,400,238
    Maeda Road Construction Co., Ltd...................     25,000      391,007
#   Marubeni Corp......................................  3,901,000   18,658,009
#   Maruichi Steel Tube, Ltd...........................     15,200      430,421
    Medipal Holdings Corp..............................    142,100    2,304,815
    Mitsubishi Chemical Holdings Corp..................  6,451,800   35,983,255
    Mitsubishi Corp....................................  1,128,300   18,086,558
    Mitsubishi Gas Chemical Co., Inc...................    609,000    2,910,811
    Mitsubishi Heavy Industries, Ltd...................  5,312,000   20,877,185
    Mitsubishi Logistics Corp..........................     31,000      425,072
    Mitsubishi Materials Corp..........................  5,182,000   15,984,385
    Mitsubishi UFJ Financial Group, Inc................ 21,459,506  110,042,088
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR.  4,781,372   24,241,556
    Mitsubishi UFJ Lease & Finance Co., Ltd............    142,800      708,942
    Mitsui & Co., Ltd..................................  1,230,500   13,986,678
    Mitsui & Co., Ltd. Sponsored ADR...................     11,723    2,670,031
    Mitsui Chemicals, Inc..............................  3,169,800   13,876,541
    Mitsui OSK Lines, Ltd..............................  2,191,000    4,341,324
    Mizuho Financial Group, Inc........................ 51,633,200   89,336,760
#   Mizuho Financial Group, Inc. ADR...................    205,757      676,941
    MS&AD Insurance Group Holdings, Inc................    588,653   15,988,399
    Nagase & Co., Ltd..................................     97,089    1,162,921
    NEC Corp........................................... 10,595,101   28,061,468
    NH Foods, Ltd......................................    179,536    3,483,767
    NHK Spring Co., Ltd................................    455,600    4,490,248
#   Nikon Corp.........................................    740,200   10,889,428
    Nippo Corp.........................................    148,000    2,198,374
    Nippon Electric Glass Co., Ltd.....................    633,000    3,276,199
    Nippon Express Co., Ltd............................  3,185,238   14,920,466
#   Nippon Paper Industries Co., Ltd...................    334,100    5,367,055
    Nippon Shokubai Co., Ltd...........................     58,600    3,830,324
    Nippon Steel & Sumitomo Metal Corp.................  2,021,593   36,235,616
    Nippon Yusen K.K...................................  7,713,000   16,546,957
    Nishi-Nippon City Bank, Ltd. (The).................    974,569    2,185,437
    Nissan Motor Co., Ltd..............................  5,844,900   58,131,705
    Nisshinbo Holdings, Inc............................    305,000    3,070,887
    NOK Corp...........................................    273,720    5,690,646
    Nomura Holdings, Inc...............................  3,494,100   18,962,281
    Nomura Real Estate Holdings, Inc...................    112,500    1,975,627
    NTN Corp...........................................  1,462,000    5,562,933
    Obayashi Corp......................................    279,682    2,523,138
    Oji Holdings Corp..................................  3,534,000   14,272,330
    Otsuka Holdings Co., Ltd...........................    264,000    8,881,364
    Resona Holdings, Inc...............................  4,349,300   20,001,388
#   Ricoh Co., Ltd.....................................  3,215,400   31,088,132
    Rohm Co., Ltd......................................    104,600    4,753,631
    Sankyo Co., Ltd....................................     82,500    3,155,123
    SBI Holdings, Inc..................................    363,400    3,634,843
    Sega Sammy Holdings, Inc...........................    260,600    2,455,792
    Seino Holdings Co., Ltd............................    264,400    2,880,145
    Sekisui Chemical Co., Ltd..........................    105,000    1,283,320
#   Sekisui House, Ltd.................................  1,546,100   24,337,107
    Shiga Bank, Ltd. (The).............................    204,185      911,728

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Shinsei Bank, Ltd................................. 2,649,000 $    4,140,299
    Shizuoka Bank, Ltd. (The).........................   948,000      8,275,742
#   Showa Denko KK.................................... 5,905,000      6,470,406
    Showa Shell Sekiyu K.K............................   231,300      1,887,815
    SKY Perfect JSAT Holdings, Inc....................   524,100      2,973,860
    Sojitz Corp....................................... 1,906,800      4,118,574
    Sompo Japan Nipponkoa Holdings, Inc...............   270,800      8,031,054
    Sony Corp. Sponsored ADR..........................   660,298     15,767,916
    Sumitomo Chemical Co., Ltd........................ 6,896,000     35,038,535
#   Sumitomo Corp.....................................   923,900      9,209,565
#   Sumitomo Dainippon Pharma Co., Ltd................   139,000      1,548,770
    Sumitomo Electric Industries, Ltd................. 2,774,300     36,554,012
    Sumitomo Forestry Co., Ltd........................   493,000      6,259,487
    Sumitomo Heavy Industries, Ltd.................... 1,822,000      7,213,257
    Sumitomo Metal Mining Co., Ltd.................... 1,044,000     11,077,954
    Sumitomo Mitsui Financial Group, Inc.............. 2,749,100     92,228,476
    Sumitomo Mitsui Trust Holdings, Inc............... 4,659,629     14,898,686
    Sumitomo Rubber Industries, Ltd...................   503,000      6,383,971
    Suzuken Co., Ltd..................................   122,000      4,219,976
    Suzuki Motor Corp.................................   106,700      3,276,007
    T&D Holdings, Inc................................. 2,073,500     23,726,565
    Taisho Pharmaceutical Holdings Co., Ltd...........    28,299      1,907,873
    Takashimaya Co., Ltd..............................   753,634      6,454,681
    TDK Corp..........................................   492,800     27,069,165
    Teijin, Ltd....................................... 3,858,450     14,137,079
    THK Co., Ltd......................................   120,100      1,919,039
    Tokai Rika Co., Ltd...............................   165,500      4,071,242
    Tokyo Broadcasting System Holdings, Inc...........    20,600        313,758
    Toppan Printing Co., Ltd..........................   936,000      8,144,967
#*  Toshiba Corp...................................... 6,343,000     10,590,635
    Tosoh Corp........................................ 1,636,000      7,916,954
    Toyo Seikan Group Holdings, Ltd...................   284,849      5,168,723
    Toyoda Gosei Co., Ltd.............................   203,600      4,411,085
    Toyota Tsusho Corp................................   923,500     21,136,409
    Ube Industries, Ltd............................... 3,078,000      5,994,979
    Ushio, Inc........................................    36,800        478,420
    Wacoal Holdings Corp..............................   172,000      2,010,950
#   Yamada Denki Co., Ltd............................. 1,254,400      6,074,639
#   Yamaguchi Financial Group, Inc....................   358,148      3,878,297
    Yamaha Corp.......................................    66,700      1,592,022
    Yamato Kogyo Co., Ltd.............................    40,700        963,611
    Yokohama Rubber Co., Ltd. (The)...................   266,800      3,999,798
    Zeon Corp.........................................    61,000        411,440
                                                                 --------------
TOTAL JAPAN...........................................            1,856,480,784
                                                                 --------------
NETHERLANDS -- (2.9%)
#   Aegon NV.......................................... 3,034,518     17,160,118
    Akzo Nobel NV.....................................    32,447      2,081,376
#   ArcelorMittal(B03XPL1)............................ 3,474,174     13,180,175
#   ArcelorMittal(B295F26)............................   638,488      2,439,024
    Boskalis Westminster..............................   192,237      7,572,840
    ING Groep NV...................................... 6,261,830     71,336,577
    ING Groep NV Sponsored ADR........................ 1,202,410     13,935,932

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NETHERLANDS -- (Continued)
    Koninklijke DSM NV.................................    700,750 $ 33,966,747
    Koninklijke KPN NV.................................  3,251,631   12,582,673
    Koninklijke Philips NV(5986622)....................  2,290,182   60,986,911
    Koninklijke Philips NV(500472303)..................    482,898   12,883,719
    NN Group NV........................................    125,411    4,248,797
    TNT Express NV.....................................     72,118      615,235
                                                                   ------------
TOTAL NETHERLANDS......................................             252,990,124
                                                                   ------------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd................    629,301    2,270,364
#   Fletcher Building, Ltd.............................    824,808    3,697,637
    Fonterra Co-operative Group, Ltd...................     24,059       92,417
                                                                   ------------
TOTAL NEW ZEALAND......................................               6,060,418
                                                                   ------------
NORWAY -- (0.6%)
    DNB ASA............................................    887,006   10,702,664
    Norsk Hydro ASA....................................  2,517,143    8,368,033
    Norsk Hydro ASA Sponsored ADR......................     59,900      196,472
#*  Seadrill, Ltd.(B0HWHV8)............................    846,533    1,752,323
#*  Seadrill, Ltd.(B09RMQ1)............................     26,421       56,975
    Statoil ASA........................................  1,375,001   18,814,781
#   Statoil ASA Sponsored ADR..........................    592,648    8,060,013
*   Storebrand ASA.....................................    777,915    3,168,649
#*  Subsea 7 SA........................................    462,245    2,767,984
    Yara International ASA.............................     22,709      860,892
                                                                   ------------
TOTAL NORWAY...........................................              54,748,786
                                                                   ------------
PORTUGAL -- (0.1%)
#*  Banco Comercial Portugues SA Class R...............  6,525,893      276,064
*   Banco Espirito Santo SA............................  2,631,973           --
    EDP Renovaveis SA..................................    541,158    4,204,586
                                                                   ------------
TOTAL PORTUGAL.........................................               4,480,650
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd....................................  3,709,100    8,062,848
    City Developments, Ltd.............................  1,110,600    5,447,907
    DBS Group Holdings, Ltd............................    153,787    1,528,848
    Frasers Centrepoint, Ltd...........................    453,300      525,834
    Golden Agri-Resources, Ltd......................... 13,223,300    3,463,900
    Hutchison Port Holdings Trust...................... 16,251,500    7,765,064
#   Keppel Corp., Ltd..................................    969,100    3,456,091
#   Noble Group, Ltd................................... 11,193,900    2,474,146
    Olam International, Ltd............................    530,200      606,110
    Oversea-Chinese Banking Corp., Ltd.................  1,820,979   10,190,355
#   SembCorp Industries, Ltd...........................  2,711,000    4,830,971
    Singapore Airlines, Ltd............................  2,607,700   20,286,769
    United Industrial Corp., Ltd.......................  1,994,413    4,213,358
    United Overseas Bank, Ltd..........................     38,200      485,628
    UOL Group, Ltd.....................................  1,101,564    4,364,061
    Wheelock Properties Singapore, Ltd.................    274,700      263,760

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
#   Wilmar International, Ltd..........................  4,154,000 $  8,398,737
                                                                   ------------
TOTAL SINGAPORE........................................              86,364,387
                                                                   ------------
SPAIN -- (2.9%)
    Acciona SA.........................................     94,122    7,230,700
    Banco de Sabadell SA...............................  8,951,876   16,202,313
    Banco Popular Espanol SA...........................  3,665,652    9,904,386
#   Banco Santander SA................................. 23,317,262   99,924,395
#   Banco Santander SA Sponsored ADR...................    784,463    3,286,900
    CaixaBank SA.......................................    288,130      875,413
    Iberdrola SA....................................... 13,295,035   93,454,243
    Mapfre SA..........................................  1,275,685    2,865,509
    Repsol SA..........................................  1,903,632   19,737,777
                                                                   ------------
TOTAL SPAIN............................................             253,481,636
                                                                   ------------
SWEDEN -- (3.1%)
    Boliden AB.........................................  1,273,315   17,715,150
    Holmen AB Class A..................................      4,960      143,576
    ICA Gruppen AB.....................................      2,667       94,325
    Meda AB Class A....................................    288,268    3,102,280
    Nordea Bank AB.....................................  3,886,422   39,135,112
    Skandinaviska Enskilda Banken AB Class A...........  3,806,534   36,689,293
#   Skandinaviska Enskilda Banken AB Class C...........     23,992      239,343
    Svenska Cellulosa AB SCA Class A...................     69,959    2,063,548
    Svenska Cellulosa AB SCA Class B...................  2,234,256   66,218,081
    Svenska Handelsbanken AB Class A...................    544,381    6,849,618
    Svenska Handelsbanken AB Class B...................      1,981       25,875
    Swedbank AB Class A................................    214,941    4,507,916
    Tele2 AB Class B...................................    840,482    6,988,956
#   Telefonaktiebolaget LM Ericsson Class A............     28,098      241,699
    Telefonaktiebolaget LM Ericsson Class B............  4,879,427   43,341,400
#   Telefonaktiebolaget LM Ericsson Sponsored ADR......    834,580    7,427,762
    TeliaSonera AB.....................................  5,789,696   27,344,638
                                                                   ------------
TOTAL SWEDEN...........................................             262,128,572
                                                                   ------------
SWITZERLAND -- (8.3%)
    ABB, Ltd...........................................  4,800,878   82,959,195
#   ABB, Ltd. Sponsored ADR............................    271,992    4,705,462
    Adecco SA..........................................    640,328   39,309,832
    Aryzta AG..........................................    167,457    7,661,677
    Baloise Holding AG.................................    200,163   24,536,943
    Banque Cantonale Vaudoise..........................        468      282,550
    Cie Financiere Richemont SA........................  1,271,917   82,669,369
    Clariant AG........................................    951,816   15,542,601
    Credit Suisse Group AG.............................  1,070,238   18,959,659
#   Credit Suisse Group AG Sponsored ADR...............  1,058,153   18,835,123
*   Dufry AG...........................................      8,748      948,566
    Julius Baer Group, Ltd.............................    175,211    7,437,148
    LafargeHolcim, Ltd.(7110753).......................    932,270   39,238,235
*   LafargeHolcim, Ltd.(BZ3DNX4).......................    490,757   20,811,551
    Lonza Group AG.....................................    110,023   16,855,450
    Novartis AG........................................    257,959   19,984,964

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES      VALUE++
                                                         ---------- --------------
SWITZERLAND -- (Continued)
    Sulzer AG...........................................     41,192 $    3,756,786
    Swatch Group AG (The)(7184736)......................    128,903      8,554,694
#   Swatch Group AG (The)(7184725)......................    121,282     41,479,434
    Swiss Life Holding AG...............................     71,448     18,212,414
    Swiss Re AG.........................................  1,037,390     96,566,717
    UBS Group AG(BRJL176)...............................  3,448,485     56,986,761
*   UBS Group AG(H42097107).............................    500,015      8,320,250
    Zurich Insurance Group AG...........................    343,651     76,175,519
                                                                    --------------
TOTAL SWITZERLAND.......................................               710,790,900
                                                                    --------------
UNITED KINGDOM -- (17.0%)
#   Anglo American P.L.C................................  3,418,604     13,635,846
    Aviva P.L.C.........................................  1,417,456      9,775,857
    Barclays P.L.C......................................  3,516,286      9,409,128
    Barclays P.L.C. Sponsored ADR.......................  5,022,571     54,143,315
    Barratt Developments P.L.C..........................  1,006,942      8,637,259
    BP P.L.C............................................  1,912,816     10,329,625
    BP P.L.C. Sponsored ADR.............................  9,208,467    298,078,076
    Carnival P.L.C......................................    204,531     10,202,959
#   Carnival P.L.C. ADR.................................     64,057      3,223,989
    Glencore P.L.C...................................... 15,677,236     20,212,550
    HSBC Holdings P.L.C................................. 21,165,356    149,269,044
    HSBC Holdings P.L.C. Sponsored ADR..................  2,753,897     97,487,953
    Investec P.L.C......................................    776,855      4,942,427
#   J Sainsbury P.L.C...................................  5,053,765     17,744,195
    Kingfisher P.L.C....................................  6,903,085     32,303,716
#   Lloyds Banking Group P.L.C. ADR.....................  1,071,922      4,084,023
    Old Mutual P.L.C....................................  9,672,569     23,597,764
    Pearson P.L.C. Sponsored ADR........................  1,176,118     13,207,805
*   Royal Bank of Scotland Group P.L.C..................  4,717,312     17,077,882
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR...    409,166      3,015,553
    Royal Dutch Shell P.L.C. Class A....................  2,069,647     45,212,455
    Royal Dutch Shell P.L.C. Class B....................    255,146      5,559,103
#   Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73).....  3,534,584    155,981,192
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)...  2,083,001     91,506,234
    Royal Mail P.L.C....................................    414,453      2,724,764
    RSA Insurance Group P.L.C...........................     45,163        269,643
    Standard Chartered P.L.C............................  3,430,355     23,141,147
    Vodafone Group P.L.C................................ 58,351,986    187,563,648
    Vodafone Group P.L.C. Sponsored ADR.................  4,011,201    129,160,681
#   WM Morrison Supermarkets P.L.C......................  7,337,309     18,353,414
                                                                    --------------
TOTAL UNITED KINGDOM....................................             1,459,851,247
                                                                    --------------
TOTAL COMMON STOCKS.....................................             8,138,831,599
                                                                    --------------
PREFERRED STOCKS -- (0.7%)

GERMANY -- (0.7%)
    Bayerische Motoren Werke AG.........................     38,884      2,677,262
    Porsche Automobil Holding SE........................    242,713     11,007,569

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
GERMANY -- (Continued)
     Volkswagen AG..........................................    396,506 $   46,173,750
                                                                        --------------
TOTAL GERMANY...............................................                59,858,581
                                                                        --------------
TOTAL PREFERRED STOCKS......................................                59,858,581
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*    Iberdrola SA Rights 02/01/16........................... 14,302,150      1,998,045
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             8,200,688,225
                                                                        --------------

                                                                           VALUE+
                                                                        --------------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@ DFA Short Term Investment Fund......................... 33,790,576    390,956,967
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,619,046,438)^^...................................            $8,591,645,192
                                                                        ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $   33,310,467 $  419,854,792   --    $  453,165,259
   Austria....................             --      7,907,623   --         7,907,623
   Belgium....................      5,526,992    120,784,012   --       126,311,004
   Canada.....................    603,878,218             --   --       603,878,218
   Denmark....................             --    149,842,230   --       149,842,230
   Finland....................      1,875,564     52,694,375   --        54,569,939
   France.....................      3,580,382    807,688,365   --       811,268,747
   Germany....................     59,357,939    546,608,046   --       605,965,985
   Hong Kong..................             --    191,139,702   --       191,139,702
   Ireland....................      5,793,615     18,884,017   --        24,677,632
   Israel.....................        828,595     29,817,172   --        30,645,767
   Italy......................     20,637,959    111,444,030   --       132,081,989
   Japan......................     44,363,064  1,812,117,720   --     1,856,480,784
   Netherlands................     29,258,675    223,731,449   --       252,990,124
   New Zealand................             --      6,060,418   --         6,060,418
   Norway.....................     10,008,808     44,739,978   --        54,748,786
   Portugal...................             --      4,480,650   --         4,480,650
   Singapore..................             --     86,364,387   --        86,364,387
   Spain......................      3,286,900    250,194,736   --       253,481,636
   Sweden.....................      7,427,762    254,700,810   --       262,128,572
   Switzerland................     31,860,835    678,930,065   --       710,790,900
   United Kingdom.............    849,888,821    609,962,426   --     1,459,851,247
Preferred Stocks
   Germany....................             --     59,858,581   --        59,858,581
Rights/Warrants
   Spain......................             --      1,998,045   --         1,998,045
Securities Lending Collateral.             --    390,956,967   --       390,956,967
Futures Contracts**...........        515,744             --   --           515,744
                               -------------- --------------   --    --------------
TOTAL......................... $1,711,400,340 $6,880,760,596   --    $8,592,160,936
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (94.4%)

BRAZIL -- (4.4%)
    AMBEV SA............................................   855,320 $ 4,002,721
    AMBEV SA ADR........................................ 5,984,451  27,947,386
    Banco Bradesco SA...................................   910,139   4,484,147
    Banco do Brasil SA.................................. 2,307,168   8,043,996
    Banco Santander Brasil SA...........................   608,057   1,996,175
    BB Seguridade Participacoes SA......................   960,073   5,572,519
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros........................................... 3,537,508   9,132,381
#   Braskem SA Sponsored ADR............................   165,709   1,986,851
    BRF SA..............................................   577,166   6,966,953
    BRF SA ADR..........................................   539,479   6,543,880
    BTG Pactual Group...................................    26,800     113,030
    CCR SA.............................................. 1,694,968   5,437,215
*   Centrais Eletricas Brasileiras SA...................   368,500     538,121
#   Centrais Eletricas Brasileiras SA ADR...............    86,923     219,046
*   Centrais Eletricas Brasileiras SA Sponsored ADR.....   100,200     142,284
    CETIP SA - Mercados Organizados.....................   492,000   4,719,635
#   Cia Brasileira de Distribuicao ADR..................    85,830     819,677
    Cia de Saneamento Basico do Estado de Sao Paulo.....   424,900   2,273,049
    Cia de Saneamento Basico do Estado de Sao Paulo ADR.   178,668     948,727
    Cia Energetica de Minas Gerais......................    96,887     140,828
#   Cia Siderurgica Nacional SA Sponsored ADR...........   241,268     185,776
    Cielo SA............................................ 1,255,720  10,682,481
    Cosan Logistica SA..................................   177,069      23,045
    Cosan SA Industria e Comercio.......................   243,308   1,534,568
*   CPFL Energia SA.....................................   215,566     876,087
#*  CPFL Energia SA ADR.................................    65,545     537,469
    Embraer SA..........................................    29,370     211,990
    Embraer SA ADR......................................   302,941   8,718,642
    Fibria Celulose SA Sponsored ADR....................   488,398   5,396,798
    Gerdau SA...........................................   186,232     121,249
#   Gerdau SA Sponsored ADR.............................   577,984     525,965
*   Hypermarcas SA......................................   561,762   3,150,397
    Itau Unibanco Holding SA............................   388,933   2,207,389
    JBS SA.............................................. 2,197,353   5,952,931
    Klabin SA...........................................   996,400   5,237,781
    Kroton Educacional SA............................... 2,330,359   4,970,822
    Lojas Americanas SA.................................   248,137     714,172
    Lojas Renner SA..................................... 1,219,120   5,419,109
    M Dias Branco SA....................................    40,100     582,631
    Multiplan Empreendimentos Imobiliarios SA...........   112,800   1,171,512
    Natura Cosmeticos SA................................   262,650   1,473,691
*   Petroleo Brasileiro SA.............................. 2,305,200   4,027,288
#*  Petroleo Brasileiro SA Sponsored ADR................ 1,005,405   3,488,755
    Porto Seguro SA.....................................   246,281   1,613,620
    Raia Drogasil SA....................................   388,800   4,039,452
    Tim Participacoes SA................................ 1,162,813   1,859,839
    Tim Participacoes SA ADR............................    63,679     503,701
    Tractebel Energia SA................................   250,101   2,122,797
    Ultrapar Participacoes SA...........................   394,184   5,870,663
    Ultrapar Participacoes SA Sponsored ADR.............   254,308   3,801,905
    Vale SA.............................................   398,300     974,322

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
#   Vale SA Sponsored ADR.............................   1,209,916 $  2,964,294
    WEG SA............................................     721,050    2,790,041
                                                                   ------------
TOTAL BRAZIL..........................................              185,779,803
                                                                   ------------
CHILE -- (1.5%)
    AES Gener SA......................................   4,178,916    1,833,885
    Aguas Andinas SA Class A..........................   4,491,454    2,254,078
    Banco de Chile....................................   3,152,928      326,039
    Banco de Chile ADR................................      52,624    3,286,896
    Banco de Credito e Inversiones....................      68,065    2,626,878
    Banco Santander Chile ADR.........................     206,596    3,572,045
    Cencosud SA.......................................   2,323,963    4,745,987
    Cencosud SA ADR...................................       8,408       52,970
    Cia Cervecerias Unidas SA.........................      92,470    1,010,188
    Cia Cervecerias Unidas SA Sponsored ADR...........      61,058    1,318,242
    Colbun SA.........................................  13,182,819    3,343,263
    Corpbanca SA...................................... 302,429,974    2,295,024
    Corpbanca SA ADR..................................      30,902      356,918
    Embotelladora Andina SA Class A ADR...............      22,244      322,316
    Embotelladora Andina SA Class B ADR...............      21,587      363,309
    Empresa Nacional de Electricidad SA Sponsored ADR.     148,697    5,769,444
    Empresa Nacional de Telecomunicaciones SA.........     243,389    2,382,735
    Empresas CMPC SA..................................   2,386,070    5,414,630
    Empresas COPEC SA.................................     441,781    3,807,737
    Enersis SA Sponsored ADR..........................     610,581    7,198,750
    Inversiones Aguas Metropolitanas SA...............     343,821      467,370
#*  Latam Airlines Group SA Sponsored ADR.............     555,276    2,843,013
    SACI Falabella....................................     707,908    4,668,631
    Sigdo Koppers SA..................................     229,780      264,371
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     144,521    2,345,576
    Sonda SA..........................................      91,785      145,132
                                                                   ------------
TOTAL CHILE...........................................               63,015,427
                                                                   ------------
CHINA -- (13.4%)
#   AAC Technologies Holdings, Inc....................     634,000    4,066,314
    Agricultural Bank of China, Ltd. Class H..........  17,290,000    6,216,683
    Air China, Ltd. Class H...........................   1,452,000      942,121
#*  Alibaba Health Information Technology, Ltd........     994,000      504,069
#*  Alibaba Pictures Group, Ltd.......................   4,460,000      905,597
*   Aluminum Corp. of China, Ltd. ADR.................     111,380      838,691
#   Angang Steel Co., Ltd. Class H....................   1,186,000      520,528
#   Anhui Conch Cement Co., Ltd. Class H..............     906,000    1,776,440
    Anta Sports Products, Ltd.........................     769,000    1,860,971
    AviChina Industry & Technology Co., Ltd. Class H..     789,000      550,252
    Bank of China, Ltd. Class H.......................  61,469,181   24,069,539
    Bank of Communications Co., Ltd. Class H..........   6,139,515    3,753,573
    BBMG Corp. Class H................................   1,016,000      572,273
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   1,278,000    1,161,043
    Beijing Enterprises Holdings, Ltd.................     437,972    2,203,748
#   Beijing Enterprises Water Group, Ltd..............   1,654,000      827,510
    Belle International Holdings, Ltd.................   5,923,000    3,983,022
    Brilliance China Automotive Holdings, Ltd.........   1,332,000    1,284,250

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#*  Byd Co., Ltd. Class H...............................    289,386 $ 1,331,273
    China Cinda Asset Management Co., Ltd. Class H......  1,859,000     584,958
*   China CITIC Bank Corp., Ltd. Class H................  4,384,928   2,562,067
#   China Coal Energy Co., Ltd. Class H.................  2,791,777     956,175
    China Communications Construction Co., Ltd. Class H.  2,919,000   2,607,407
    China Conch Venture Holdings, Ltd...................    122,500     198,130
    China Construction Bank Corp. Class H............... 67,009,590  41,081,985
#*  China COSCO Holdings Co., Ltd. Class H..............  1,197,000     428,519
*   China Eastern Airlines Corp., Ltd. ADR..............      2,200      53,130
#*  China Eastern Airlines Corp., Ltd. Class H..........  1,100,000     538,505
    China Everbright Bank Co., Ltd. Class H.............  4,438,000   2,096,383
    China Everbright International, Ltd.................  2,019,000   2,144,448
    China Galaxy Securities Co., Ltd. Class H...........  2,966,000   2,186,385
#   China Gas Holdings, Ltd.............................  1,362,000   1,740,011
#   China Hongqiao Group, Ltd...........................  1,792,000     979,590
#   China Huishan Dairy Holdings Co., Ltd...............  2,347,000     889,156
    China International Marine Containers Group Co.,
      Ltd. Class H......................................    360,600     569,245
    China Life Insurance Co., Ltd. ADR..................    849,036  10,273,336
    China Longyuan Power Group Corp., Ltd. Class H......  3,194,000   1,908,453
    China Machinery Engineering Corp. Class H...........    180,000     124,636
    China Mengniu Dairy Co., Ltd........................  1,753,000   2,450,161
    China Merchants Bank Co., Ltd. Class H..............  3,120,554   6,065,961
    China Merchants Holdings International Co., Ltd.....    951,348   2,625,837
    China Minsheng Banking Corp., Ltd. Class H..........  4,658,500   4,140,354
    China Mobile, Ltd. Sponsored ADR....................    914,028  49,841,947
#   China Molybdenum Co., Ltd. Class H..................  1,392,966     205,485
    China National Building Material Co., Ltd. Class H..    513,916     213,663
#   China Oilfield Services, Ltd. Class H...............  1,484,000   1,079,369
    China Overseas Land & Investment, Ltd...............  3,518,000  10,301,150
*   China Overseas Property Holdings, Ltd...............  1,459,999     176,342
    China Pacific Insurance Group Co., Ltd. Class H.....  1,805,200   6,393,249
    China Petroleum & Chemical Corp. ADR................    132,615   7,467,534
    China Petroleum & Chemical Corp. Class H............  2,522,800   1,425,226
    China Power International Development, Ltd..........  3,319,000   1,482,373
#   China Railway Construction Corp., Ltd. Class H......  1,096,000   1,103,539
    China Railway Group, Ltd. Class H...................  2,246,000   1,639,453
#   China Resources Beer Holdings Company, Ltd..........    604,710     961,219
    China Resources Gas Group, Ltd......................    690,000   1,734,350
    China Resources Land, Ltd...........................  2,746,666   6,809,567
    China Resources Power Holdings Co., Ltd.............  1,674,517   2,861,511
    China Shenhua Energy Co., Ltd. Class H..............  1,817,000   2,748,224
#*  China Shipping Container Lines Co., Ltd. Class H....  2,324,000     455,141
#   China Shipping Development Co., Ltd. Class H........  1,056,000     665,989
#   China Southern Airlines Co., Ltd. Class H...........  1,624,000     986,904
#   China Southern Airlines Co., Ltd. Sponsored ADR.....     14,306     428,608
    China State Construction International Holdings,
      Ltd...............................................    696,000   1,123,960
*   China Taiping Insurance Holdings Co., Ltd...........  1,341,306   2,845,487
#   China Telecom Corp., Ltd. ADR.......................     56,720   2,656,765
    China Telecom Corp., Ltd. Class H...................  4,088,000   1,928,095
    China Unicom Hong Kong, Ltd.........................  7,864,000   8,743,153
    China Unicom Hong Kong, Ltd. ADR....................    589,865   6,541,603
    China Vanke Co., Ltd. Class H.......................  1,624,300   3,733,254
#   Chongqing Rural Commercial Bank Co., Ltd. Class H...  3,597,000   1,822,421

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    CITIC Securities Co., Ltd. Class H..................  2,116,500 $ 4,123,242
    CITIC, Ltd..........................................  5,705,000   8,104,130
    CNOOC, Ltd..........................................  5,051,000   5,167,732
#   CNOOC, Ltd. Sponsored ADR...........................    127,716  12,972,114
    COSCO Pacific, Ltd..................................  1,779,804   2,017,853
    Country Garden Holdings Co., Ltd....................  8,308,686   3,198,754
#   CRRC Corp, Ltd. Class H.............................  1,471,000   1,376,660
    CSPC Pharmaceutical Group, Ltd......................  1,466,000   1,236,031
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H......................................     96,000     131,972
#   Dalian Port PDA Co., Ltd. Class H...................    504,000     204,401
    Datang International Power Generation Co., Ltd.
      Class H...........................................  2,312,000     611,667
#   Dongfang Electric Corp., Ltd. Class H...............    297,600     241,502
    Dongfeng Motor Group Co., Ltd. Class H..............  2,212,000   2,641,926
    ENN Energy Holdings, Ltd............................    764,000   3,459,820
#   Evergrande Real Estate Group, Ltd................... 10,542,000   7,055,436
#   Fosun International, Ltd............................  1,333,222   1,762,938
*   Fullshare Holdings, Ltd.............................    782,500     183,461
#   GCL-Poly Energy Holdings, Ltd.......................  5,289,814     682,186
#   Geely Automobile Holdings, Ltd......................  3,410,000   1,459,130
    Great Wall Motor Co., Ltd. Class H..................  3,007,500   2,329,874
    Guangdong Investment, Ltd...........................  2,834,000   3,622,269
    Guangshen Railway Co., Ltd. Sponsored ADR...........     27,717     585,383
    Guangzhou Automobile Group Co., Ltd. Class H........    974,259     822,583
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................     98,000     217,748
    Guangzhou R&F Properties Co., Ltd. Class H..........  1,787,600   1,934,178
    Haier Electronics Group Co., Ltd....................    977,000   1,724,773
    Haitong Securities Co., Ltd. Class H................  2,756,400   4,204,887
#*  Hanergy Thin Film Power Group, Ltd..................  5,416,000     148,185
    Hengan International Group Co., Ltd.................    647,000   5,812,526
    Huadian Power International Corp., Ltd. Class H.....  1,628,000     975,327
    Huaneng Power International, Inc. Class H...........    988,000     809,038
    Huaneng Power International, Inc. Sponsored ADR.....     34,452   1,138,294
#   Huishang Bank Corp., Ltd. Class H...................  1,322,000     592,960
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185  37,070,576
#   Jiangsu Expressway Co., Ltd. Class H................  1,202,000   1,447,833
    Jiangxi Copper Co., Ltd. Class H....................  1,141,000   1,162,043
    Kunlun Energy Co., Ltd..............................  6,128,000   4,623,619
    Lenovo Group, Ltd...................................  7,261,278   6,489,581
    Longfor Properties Co., Ltd.........................  1,973,500   2,528,917
#*  Maanshan Iron & Steel Co., Ltd. Class H.............  1,406,000     260,155
    Metallurgical Corp. of China, Ltd. Class H..........  1,583,000     369,827
    New China Life Insurance Co., Ltd. Class H..........    439,800   1,512,104
    New World China Land, Ltd...........................  2,452,000   2,383,886
    People's Insurance Co. Group of China, Ltd. (The)
      Class H...........................................  6,417,000   2,574,035
    PetroChina Co., Ltd. ADR............................    125,562   7,674,349
    PetroChina Co., Ltd. Class H........................  1,724,000   1,070,250
    PICC Property & Casualty Co., Ltd. Class H..........  3,206,132   5,484,265
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500  21,002,837
*   Semiconductor Manufacturing International Corp......  3,992,000     351,812
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................    988,000     637,067
#   Shanghai Electric Group Co., Ltd. Class H...........  1,276,000     566,298
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H...........................................    180,500     434,407
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..    611,300   1,190,623

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
    Shenzhou International Group Holdings, Ltd..........   334,000 $  1,795,251
    Shimao Property Holdings, Ltd....................... 2,875,371    4,083,862
    Sihuan Pharmaceutical Holdings Group, Ltd........... 2,286,000      242,207
    Sino Biopharmaceutical, Ltd......................... 3,588,000    2,467,779
    Sino-Ocean Land Holdings, Ltd....................... 3,854,743    1,954,408
    Sinopec Engineering Group Co., Ltd. Class H.........   130,000      109,493
#*  Sinopec Oilfield Service Corp. Class H.............. 1,818,000      402,265
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H....   633,000      257,496
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     7,418      297,738
    Sinopharm Group Co., Ltd. Class H................... 1,224,000    4,347,774
#   Sun Art Retail Group, Ltd........................... 2,696,500    1,514,253
    Tencent Holdings, Ltd............................... 4,351,400   81,748,407
#   Tingyi Cayman Islands Holding Corp.................. 1,742,000    1,997,033
    Travelsky Technology, Ltd. Class H..................   454,000      694,546
#   Tsingtao Brewery Co., Ltd. Class H..................   138,000      490,976
    Uni-President China Holdings, Ltd...................   324,000      209,810
#   Want Want China Holdings, Ltd....................... 5,066,000    3,334,629
#   Weichai Power Co., Ltd. Class H.....................   861,400      826,543
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................   234,000      306,317
#   Yanzhou Coal Mining Co., Ltd. Class H...............   718,000      294,155
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   106,215      424,860
    Zhejiang Expressway Co., Ltd. Class H............... 1,410,000    1,240,228
    Zhuzhou CSR Times Electric Co., Ltd. Class H........   253,500    1,309,656
    Zijin Mining Group Co., Ltd. Class H................ 2,555,000      581,050
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H...................................... 1,589,400      417,861
#   ZTE Corp. Class H...................................   287,685      524,298
                                                                   ------------
TOTAL CHINA.............................................            565,204,669
                                                                   ------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA..................................    77,155      320,608
    Banco de Bogota SA..................................    35,006      595,075
    Bancolombia SA......................................   325,427    2,240,564
    Bancolombia SA Sponsored ADR........................   140,271    4,137,994
    Cementos Argos SA...................................   427,348    1,275,860
*   Cemex Latam Holdings SA.............................   138,849      410,308
    Corp. Financiera Colombiana SA(B000C92).............    70,782      804,316
*   Corp. Financiera Colombiana SA(BYPK1V0).............     1,553       16,462
    Ecopetrol SA........................................ 2,771,514      869,660
#   Ecopetrol SA Sponsored ADR..........................   220,479    1,419,885
    Empresa de Energia de Bogota SA ESP................. 1,457,465      737,058
    Grupo Argos SA......................................    32,075      163,184
    Grupo Aval Acciones y Valores SA ADR................    98,607      646,862
    Grupo de Inversiones Suramericana SA................   259,115    2,825,991
    Grupo Nutresa SA....................................   201,423    1,444,478
    Interconexion Electrica SA ESP......................   609,290    1,366,146
    Isagen SA ESP....................................... 1,309,791    1,568,158
                                                                   ------------
TOTAL COLOMBIA..........................................             20,842,609
                                                                   ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.............................................   256,338    4,263,004
    Komercni banka A.S..................................    14,181    2,982,138
    O2 Czech Republic A.S...............................    17,569      179,793

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
CZECH REPUBLIC -- (Continued)
    Pegas Nonwovens SA..................................     5,839 $   164,249
    Philip Morris CR A.S................................       689     358,843
*   Unipetrol A.S.......................................    45,807     290,358
                                                                   -----------
TOTAL CZECH REPUBLIC....................................             8,238,385
                                                                   -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR......... 1,227,979   4,772,097
*   Egyptian Financial Group-Hermes Holding Co. GDR.....       774       1,243
*   Global Telecom Holding SAE GDR......................   640,757     731,104
                                                                   -----------
TOTAL EGYPT.............................................             5,504,444
                                                                   -----------
GREECE -- (0.3%)
    Aegean Airlines SA..................................    38,061     308,356
*   Alpha Bank AE.......................................   105,217     213,396
    Athens Water Supply & Sewage Co. SA (The)...........    43,827     222,007
*   Eurobank Ergasias SA................................       331         275
    FF Group............................................    34,149     536,401
*   Hellenic Petroleum SA...............................   112,224     474,024
    Hellenic Telecommunications Organization SA.........   340,319   2,963,124
*   JUMBO SA............................................   168,373   1,788,360
    Metka SA............................................     8,515      64,475
    Motor Oil Hellas Corinth Refineries SA..............    96,253   1,037,090
    Mytilineos Holdings SA..............................    87,326     303,852
*   National Bank of Greece SA..........................   128,189      35,429
    OPAP SA.............................................   278,698   2,065,913
*   Piraeus Bank SA.....................................    20,676       4,148
    Public Power Corp. SA...............................   144,358     549,611
    Titan Cement Co. SA.................................    61,385   1,183,692
                                                                   -----------
TOTAL GREECE............................................            11,750,153
                                                                   -----------
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.............   773,065   1,067,168
    MOL Hungarian Oil & Gas P.L.C.......................    86,115   4,187,055
    OTP Bank P.L.C......................................   218,678   4,651,889
    Richter Gedeon Nyrt.................................   213,864   4,173,697
                                                                   -----------
TOTAL HUNGARY...........................................            14,079,809
                                                                   -----------
INDIA -- (12.6%)
    ABB India, Ltd......................................    33,317     478,846
    ACC, Ltd............................................    75,781   1,388,158
    Adani Ports & Special Economic Zone, Ltd............   735,627   2,303,527
*   Adani Transmissions, Ltd............................   260,707     141,565
    Aditya Birla Fashion & Retail.......................   690,196   2,260,404
    Aditya Birla Nuvo, Ltd..............................   132,730   1,714,647
    Ajanta Pharma, Ltd..................................    11,780     223,352
    Alembic Pharmaceuticals, Ltd........................    15,209     139,770
    Alstom T&D India, Ltd...............................    17,621     116,294
    Amara Raja Batteries, Ltd...........................    79,101     984,225
    Ambuja Cements, Ltd................................. 1,004,466   2,919,324
    Apollo Hospitals Enterprise, Ltd....................   129,872   2,844,636
    Ashok Leyland, Ltd.................................. 1,513,757   2,013,081

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Asian Paints, Ltd...................................   474,671 $ 6,125,861
    Aurobindo Pharma, Ltd...............................   625,132   7,760,230
    Axis Bank, Ltd...................................... 2,010,793  12,233,925
    Bajaj Auto, Ltd.....................................   153,062   5,339,065
    Bajaj Finance, Ltd..................................    34,605   3,033,763
    Bajaj Finserv, Ltd..................................    62,936   1,733,453
    Bajaj Holdings & Investment, Ltd....................    53,068   1,171,919
    Bank of Baroda...................................... 1,014,457   1,880,932
    Berger Paints India, Ltd............................   236,486     924,792
    Bharat Electronics, Ltd.............................    51,903     943,992
    Bharat Forge, Ltd...................................   240,753   2,989,098
    Bharat Heavy Electricals, Ltd....................... 1,315,511   2,704,053
    Bharat Petroleum Corp., Ltd.........................   243,122   3,193,296
    Bharti Airtel, Ltd.................................. 1,447,872   6,279,690
*   Bhushan Steel, Ltd..................................    30,884      17,097
    Blue Dart Express, Ltd..............................     5,432     507,432
    Bosch, Ltd..........................................    10,859   2,809,630
    Britannia Industries, Ltd...........................    26,712   1,063,254
    Cadila Healthcare, Ltd..............................   362,605   1,642,852
    Cairn India, Ltd....................................   655,103   1,190,425
    Castrol India, Ltd..................................    38,740     241,091
    Cipla, Ltd..........................................   493,571   4,319,075
    Colgate-Palmolive India, Ltd........................   142,544   1,810,115
    Container Corp. Of India, Ltd.......................   104,901   1,841,907
    CRISIL, Ltd.........................................     6,904     188,420
    Cummins India, Ltd..................................    94,559   1,291,526
    Dabur India, Ltd....................................   743,476   2,771,876
    Divi's Laboratories, Ltd............................   186,164   3,143,746
    DLF, Ltd............................................   647,553     931,773
    Dr Reddy's Laboratories, Ltd........................    71,015   3,250,002
#   Dr Reddy's Laboratories, Ltd. ADR...................   148,465   6,670,532
    Eicher Motors, Ltd..................................    20,610   5,075,871
    Emami, Ltd..........................................    90,332   1,336,343
    Exide Industries, Ltd...............................   307,619     548,911
    GAIL India, Ltd.....................................   575,655   3,140,039
    GAIL India, Ltd. GDR................................    28,791     923,427
    Gillette India, Ltd.................................     3,761     248,993
    GlaxoSmithKline Consumer Healthcare, Ltd............    14,937   1,283,876
    GlaxoSmithKline Pharmaceuticals, Ltd................    13,217     628,624
    Glenmark Pharmaceuticals, Ltd.......................   316,017   3,653,596
    Godrej Consumer Products, Ltd.......................   168,863   3,055,365
    Godrej Industries, Ltd..............................    48,714     256,706
    Grasim Industries, Ltd..............................     6,300     315,160
    Havells India, Ltd..................................   407,089   1,792,859
    HCL Technologies, Ltd...............................   786,097  10,092,294
    HDFC Bank, Ltd...................................... 1,530,953  23,896,236
    Hero MotoCorp, Ltd..................................   203,973   7,733,572
    Hindalco Industries, Ltd............................ 1,549,771   1,620,839
    Hindustan Petroleum Corp., Ltd......................   154,170   1,861,770
    Hindustan Unilever, Ltd............................. 1,148,145  13,885,764
    Housing Development Finance Corp., Ltd..............   652,513  11,393,365
    ICICI Bank, Ltd..................................... 1,783,458   6,043,960
    ICICI Bank, Ltd. Sponsored ADR...................... 1,043,395   6,938,577

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Idea Cellular, Ltd.................................. 2,689,000 $ 4,130,066
*   IDFC Bank, Ltd......................................   601,656     467,568
    Indiabulls Housing Finance, Ltd.....................   546,591   5,760,613
    Indian Oil Corp., Ltd...............................   612,255   3,614,596
    IndusInd Bank, Ltd..................................   402,723   5,564,842
    Infosys, Ltd........................................ 1,886,232  32,455,877
    Infosys, Ltd. Sponsored ADR.........................   847,888  15,185,674
    ITC, Ltd............................................ 3,264,295  15,347,977
    JSW Energy, Ltd.....................................   804,897     917,374
    JSW Steel, Ltd......................................   366,359   5,759,606
    Kansai Nerolac Paints, Ltd..........................     4,919      19,021
*   KAYA, Ltd...........................................     2,327      34,438
    Kotak Mahindra Bank, Ltd............................   494,765   5,003,671
    Larsen & Toubro, Ltd................................   363,180   5,925,007
    LIC Housing Finance, Ltd............................   760,874   5,394,030
    Lupin, Ltd..........................................   355,461   8,979,647
    Mahindra & Mahindra Financial Services, Ltd.........   268,646     829,371
    Mahindra & Mahindra, Ltd............................   678,651  12,370,231
    Marico, Ltd.........................................   748,884   2,478,735
    Maruti Suzuki India, Ltd............................   138,331   8,416,756
    MAX India, Ltd.(B1TJG95)............................    75,452     408,972
    MAX India, Ltd.()...................................    75,452     139,411
    Max Ventures & Industries, Ltd......................    15,090      15,767
    Motherson Sumi Systems, Ltd.........................   542,274   2,156,286
    MRF, Ltd............................................     2,969   1,566,234
    Nestle India, Ltd...................................    37,106   3,002,519
    NHPC, Ltd........................................... 2,310,835     717,837
    NTPC, Ltd........................................... 1,548,464   3,253,445
    Oil & Natural Gas Corp., Ltd........................   989,305   3,311,484
    Oil India, Ltd......................................   221,777   1,150,045
    Oracle Financial Services Software, Ltd.............    30,030   1,619,885
    Page Industries, Ltd................................     9,049   1,612,180
    Petronet LNG, Ltd...................................   398,083   1,450,299
    Pidilite Industries, Ltd............................   196,824   1,656,235
    Piramal Enterprises, Ltd............................    88,650   1,301,461
    Power Finance Corp., Ltd............................   773,284   2,007,602
    Power Grid Corp. of India, Ltd......................   896,116   1,959,366
    Procter & Gamble Hygiene & Health Care, Ltd.........    10,286     846,447
    Rajesh Exports, Ltd.................................    93,440   1,003,068
*   Reliance Communications, Ltd........................ 3,093,773   2,838,825
    Reliance Industries, Ltd............................ 1,710,765  26,254,866
    Reliance Power, Ltd.................................   327,864     245,664
    Rural Electrification Corp., Ltd....................   756,926   2,155,720
    Shree Cement, Ltd...................................    10,928   1,731,121
    Shriram Transport Finance Co., Ltd..................   268,934   3,326,598
    Siemens, Ltd........................................   103,232   1,549,930
    State Bank of India................................. 2,058,980   5,492,727
    Sun Pharmaceutical Industries, Ltd.................. 1,259,691  16,399,632
    Sun TV Network, Ltd.................................   162,689     913,668
    Sundaram Finance, Ltd...............................     6,100     122,482
    Tata Consultancy Services, Ltd......................   720,066  25,414,690
*   Tata Motors, Ltd.................................... 1,818,079   9,120,512
*   Tata Motors, Ltd. Sponsored ADR.....................    84,855   2,119,678

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDIA -- (Continued)
    Tata Power Co., Ltd...............................  2,105,165 $  1,872,073
    Tata Steel, Ltd...................................    683,642    2,525,855
    Tech Mahindra, Ltd................................  1,147,600    8,519,135
    Titan Co., Ltd....................................    280,758    1,521,116
    Torrent Pharmaceuticals, Ltd......................     94,358    1,956,176
    Ultratech Cement, Ltd.............................     62,175    2,609,390
    United Breweries, Ltd.............................     96,720    1,106,629
*   United Spirits, Ltd...............................     58,173    2,153,768
    UPL, Ltd..........................................    812,040    5,274,931
    Vedanta, Ltd......................................  3,139,759    3,377,082
    Vedanta, Ltd. ADR.................................     42,052      184,608
    Wipro, Ltd........................................    732,279    6,105,918
*   Wockhardt, Ltd....................................     44,985      851,835
    Yes Bank, Ltd.....................................    693,807    7,709,118
    Zee Entertainment Enterprises, Ltd................    769,567    4,789,371
                                                                  ------------
TOTAL INDIA...........................................             529,335,559
                                                                  ------------
INDONESIA -- (3.3%)
    Adaro Energy Tbk PT............................... 37,523,800    1,448,828
    AKR Corporindo Tbk PT.............................  1,809,000      971,156
    Astra Agro Lestari Tbk PT.........................  1,349,900    1,688,478
    Astra International Tbk PT........................ 23,646,410   11,242,619
    Bank Central Asia Tbk PT.......................... 15,447,700   14,811,889
    Bank Danamon Indonesia Tbk PT.....................  5,622,079    1,665,055
    Bank Mandiri Persero Tbk PT....................... 12,324,817    8,703,808
    Bank Negara Indonesia Persero Tbk PT.............. 15,233,322    5,492,919
*   Bank Pan Indonesia Tbk PT.........................  7,275,400      363,581
    Bank Rakyat Indonesia Persero Tbk PT.............. 15,742,100   12,982,942
*   Bank Tabungan Pensiunan Nasional Tbk PT...........    741,800      116,172
*   Bayan Resources Tbk PT............................     79,500       46,355
    Bumi Serpong Damai Tbk PT......................... 15,138,700    1,927,293
    Charoen Pokphand Indonesia Tbk PT................. 10,800,200    2,660,103
    Ciputra Development Tbk PT........................ 12,854,895    1,197,908
    Global Mediacom Tbk PT............................ 12,560,600      734,843
    Gudang Garam Tbk PT...............................    738,200    3,147,746
    Holcim Indonesia Tbk PT...........................  2,090,758      137,725
    Indocement Tunggal Prakarsa Tbk PT................  1,963,900    2,841,454
    Indofood CBP Sukses Makmur Tbk PT.................  1,728,400    1,830,571
    Indofood Sukses Makmur Tbk PT..................... 11,664,300    5,307,476
*   Indosat Tbk PT....................................  1,720,800      685,675
    Jasa Marga Persero Tbk PT.........................  3,626,900    1,526,479
    Kalbe Farma Tbk PT................................ 32,614,300    3,188,968
    Lippo Karawaci Tbk PT............................. 40,640,200    3,126,444
    Matahari Department Store Tbk PT..................    400,800      470,534
    Mayora Indah Tbk PT...............................    862,133    1,694,127
    Media Nusantara Citra Tbk PT...................... 12,992,900    1,136,635
    MNC Investama Tbk PT..............................  6,404,500       60,725
*   MNC Sky Vision Tbk PT.............................    143,100       12,476
    Pakuwon Jati Tbk PT............................... 58,500,300    1,927,307
*   Panasia Indo Resources Tbk PT.....................     56,500        3,292
    Pembangunan Perumahan Persero Tbk PT..............  2,790,800      794,952
    Perusahaan Gas Negara Persero Tbk................. 13,090,800    2,313,782
    Sawit Sumbermas Sarana Tbk PT.....................  4,401,900      636,061

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDONESIA -- (Continued)
    Semen Indonesia Persero Tbk PT....................  6,982,900 $  5,667,458
    Sinar Mas Agro Resources & Technology Tbk PT......  1,116,500      318,123
    Sumber Alfaria Trijaya Tbk PT.....................    255,200       11,273
    Summarecon Agung Tbk PT........................... 21,383,500    2,279,822
    Surya Citra Media Tbk PT..........................  9,074,500    1,798,400
    Tambang Batubara Bukit Asam Persero Tbk PT........    357,000      116,597
    Telekomunikasi Indonesia Persero Tbk PT........... 39,175,700    9,611,329
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     98,384    4,820,816
*   Tower Bersama Infrastructure Tbk PT...............  2,884,000    1,331,690
*   Trada Maritime Tbk PT.............................  1,271,100        4,619
    Unilever Indonesia Tbk PT.........................  2,121,800    5,691,705
    United Tractors Tbk PT............................  4,899,996    6,262,517
*   Vale Indonesia Tbk PT.............................  4,416,400      471,117
    Waskita Karya Persero Tbk PT......................  7,079,379      898,996
    Wijaya Karya Persero Tbk PT.......................  2,900,600      594,877
*   XL Axiata Tbk PT..................................  7,578,200    2,034,107
                                                                  ------------
TOTAL INDONESIA.......................................             138,809,824
                                                                  ------------
MALAYSIA -- (4.5%)
    Aeon Co. M Bhd....................................    893,000      539,036
    Affin Holdings Bhd................................  1,168,000      608,886
#   Alliance Financial Group Bhd......................  2,238,000    1,839,774
#   AMMB Holdings Bhd.................................  5,459,859    5,749,611
#   Astro Malaysia Holdings Bhd.......................  2,488,700    1,675,614
#   Axiata Group Bhd..................................  3,812,314    5,161,662
    Batu Kawan Bhd....................................    105,400      448,892
*   Berjaya Land Bhd..................................     53,000        9,046
    Berjaya Sports Toto Bhd...........................    103,905       78,316
    BIMB Holdings Bhd.................................  1,143,255      958,971
    Boustead Holdings Bhd.............................    396,286      371,725
#   British American Tobacco Malaysia Bhd.............    212,600    2,966,833
#*  Bumi Armada Bhd...................................  4,056,400    1,022,362
#   Bursa Malaysia Bhd................................    394,500      794,873
#   Cahya Mata Sarawak Bhd............................    669,400      833,912
    Carlsberg Brewery Malaysia Bhd Class B............     41,200      116,026
#   CIMB Group Holdings Bhd...........................  6,887,713    6,910,808
#   Dialog Group Bhd..................................  4,981,118    1,902,852
#   DiGi.Com Bhd......................................  5,805,020    6,832,970
    DRB-Hicom Bhd.....................................    260,600       65,497
    Felda Global Ventures Holdings Bhd................    379,100      157,937
    Fraser & Neave Holdings Bhd.......................     10,900       48,058
#   Gamuda Bhd........................................  2,291,200    2,524,993
#   Genting Bhd.......................................  3,866,300    7,348,543
#   Genting Malaysia Bhd..............................  4,571,400    4,934,168
#   Genting Plantations Bhd...........................    325,000      894,777
    Guinness Anchor Bhd...............................    137,300      441,011
#   HAP Seng Consolidated Bhd.........................  1,066,700    1,850,721
#   Hartalega Holdings Bhd............................  1,084,200    1,410,352
#   Hong Leong Bank Bhd...............................  1,224,566    3,867,818
#   Hong Leong Financial Group Bhd....................    728,783    2,429,288
#   IHH Healthcare Bhd................................  2,378,100    3,760,139
    IJM Corp. Bhd.....................................  7,006,462    5,834,725
#   IOI Corp. Bhd.....................................  4,711,405    5,521,509

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
#   IOI Properties Group Bhd..........................  2,347,943 $  1,208,832
#   Kuala Lumpur Kepong Bhd...........................    504,800    2,912,028
#   Kulim Malaysia BHD................................    548,200      500,684
#   Lafarge Malaysia Bhd..............................    659,480    1,458,420
    LPI Capital Bhd...................................     25,950       97,505
    Magnum Bhd........................................    360,700      214,604
#   Malayan Banking Bhd...............................  5,792,259   11,996,564
#   Malaysia Airports Holdings Bhd....................  1,492,441    2,088,842
#   Maxis Bhd.........................................  2,881,400    3,979,941
#   MISC Bhd..........................................  2,038,198    4,315,730
#   MMC Corp. Bhd.....................................  2,023,800      904,826
    Nestle Malaysia Bhd...............................     60,200    1,072,490
    Oriental Holdings Bhd.............................     39,700       63,094
#   Petronas Chemicals Group Bhd......................  3,567,800    6,193,768
#   Petronas Dagangan Bhd.............................    367,500    2,261,147
#   Petronas Gas Bhd..................................    890,500    4,927,956
#   PPB Group Bhd.....................................    900,800    3,607,824
    Public Bank Bhd...................................  3,537,614   15,698,365
#   QL Resources Bhd..................................    630,900      692,549
#   RHB Capital Bhd...................................  1,444,479    1,899,286
#   Sapurakencana Petroleum Bhd....................... 10,900,700    4,992,096
#   Sime Darby Bhd....................................  3,639,627    7,075,745
    SP Setia Bhd Group................................  1,038,380      725,353
#   Sunway Bhd........................................  1,710,000    1,215,519
*   Sunway Construction Group Bhd.....................    182,400       59,873
#   Telekom Malaysia Bhd..............................  1,435,664    2,253,639
    Tenaga Nasional Bhd...............................  4,375,250   14,353,723
#   Top Glove Corp. Bhd...............................    773,600    1,011,953
    UEM Sunrise Bhd...................................  2,331,937      556,836
#   UMW Holdings Bhd..................................  1,571,566    2,662,327
    United Plantations Bhd............................     61,000      365,683
#   Westports Holdings Bhd............................  1,509,000    1,478,057
    YTL Corp. Bhd..................................... 16,425,686    6,184,502
#   YTL Power International Bhd.......................  3,177,547    1,125,851
                                                                  ------------
TOTAL MALAYSIA........................................             190,067,317
                                                                  ------------
MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A.......................  8,197,783   15,272,186
    America Movil S.A.B. de C.V. Series L............. 46,329,297   32,746,156
    America Movil S.A.B. de C.V. Series L ADR.........     22,528      318,546
    Arca Continental S.A.B. de C.V....................    688,801    4,137,876
#*  Cemex S.A.B. de C.V............................... 10,342,714    4,670,195
*   Cemex S.A.B. de C.V. Sponsored ADR................  1,626,890    7,369,810
#   Coca-Cola Femsa S.A.B. de C.V. Series L...........    510,276    3,591,787
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......     36,634    2,569,509
*   Corp Interamericana de Entretenimiento SAB de CV
      Class B.........................................      8,726        5,533
    El Puerto de Liverpool S.A.B. de C.V..............    185,660    2,216,629
#   Fomento Economico Mexicano S.A.B. de C.V..........  1,793,669   17,009,335
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................     39,796    3,773,457
    Gruma S.A.B. de C.V. Class B......................    541,859    8,167,730
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................     13,041    1,095,966
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.........................................    366,328    3,085,091
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR     32,867    4,492,919

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MEXICO -- (Continued)
#*  Grupo Bimbo S.A.B. de C.V. Series A...............  2,095,229 $  5,850,965
    Grupo Carso S.A.B. de C.V. Series A1..............    911,747    3,686,649
#   Grupo Elektra S.A.B. de C.V.......................     86,674    1,631,480
#   Grupo Financiero Banorte S.A.B. de C.V............  5,018,245   26,145,699
#   Grupo Financiero Inbursa S.A.B. de C.V............  3,225,708    5,205,523
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.........................................  3,362,943    5,191,515
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.....................................     84,444      647,685
    Grupo Lala S.A.B. de C.V..........................    671,934    1,592,244
#   Grupo Mexico S.A.B. de C.V. Series B..............  6,016,393   11,669,402
*   Grupo Qumma SA de C.V. Series B...................      1,591           --
    Grupo Sanborns S.A.B. de C.V......................     28,885       37,425
    Grupo Televisa S.A.B. Series CPO..................  3,235,650   17,134,660
    Grupo Televisa S.A.B. Sponsored ADR...............    132,800    3,516,544
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................  2,362,916    2,816,570
    Industrias Penoles S.A.B. de C.V..................    213,972    2,040,654
#   Infraestructura Energetica Nova S.A.B. de C.V.....    410,039    1,609,840
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...  2,348,560    5,605,390
*   La Comer S.A.B. de C.V............................    758,975      677,890
    Megacable Holdings S.A.B. de C.V..................     89,863      328,482
    Mexichem S.A.B. de C.V............................  2,263,855    4,668,064
#*  Minera Frisco S.A.B. de C.V.......................    193,308       85,795
*   Organizacion Soriana S.A.B. de C.V. Class B.......  1,102,476    2,364,478
#   Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................    389,314    4,474,661
*   Savia SA Class A..................................    120,000           --
#*  Telesites SAB de CV...............................  2,338,993    1,418,529
    Wal-Mart de Mexico S.A.B. de C.V..................  7,054,235   17,707,782
                                                                  ------------
TOTAL MEXICO..........................................             236,630,651
                                                                  ------------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR........................      6,659       41,752
#*  Cia de Minas Buenaventura SAA ADR.................    139,674      558,696
    Credicorp, Ltd....................................     76,489    7,752,925
    Grana y Montero SAA Sponsored ADR.................     62,484      137,465
                                                                  ------------
TOTAL PERU............................................               8,490,838
                                                                  ------------
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc......................  2,371,880    2,916,324
    Aboitiz Power Corp................................  2,462,500    2,155,497
    Alliance Global Group, Inc........................  7,817,700    2,432,449
    Ayala Corp........................................    284,537    4,074,706
    Ayala Land, Inc...................................  9,207,218    6,109,930
    Bank of the Philippine Islands....................  1,601,353    2,952,429
    BDO Unibank, Inc..................................  2,798,971    6,020,356
    DMCI Holdings, Inc................................  9,941,400    2,391,390
    Emperador, Inc....................................  1,850,900      285,713
    Energy Development Corp........................... 26,284,600    3,042,331
    First Gen Corp....................................     85,800       33,251
*   Fwbc Holdings, Inc................................  2,006,957           --
    Globe Telecom, Inc................................     52,815    2,075,301
    GT Capital Holdings, Inc..........................    139,050    3,780,548
    International Container Terminal Services, Inc....  1,287,400    1,648,930
    JG Summit Holdings, Inc...........................  1,533,620    2,165,154

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Jollibee Foods Corp.................................    695,840 $ 3,007,255
    LT Group, Inc.......................................  3,927,800   1,313,110
    Manila Electric Co..................................    317,750   2,072,203
    Megaworld Corp...................................... 27,294,800   2,059,184
    Metro Pacific Investments Corp...................... 24,178,700   2,805,274
    Metropolitan Bank & Trust Co........................    767,025   1,146,089
    Philippine Long Distance Telephone Co...............     90,610   4,233,880
    Philippine Long Distance Telephone Co. Sponsored ADR     50,043   2,348,018
*   Philippine National Bank............................    415,388     436,543
    Puregold Price Club, Inc............................  1,348,200     933,836
    Robinsons Land Corp.................................  3,790,900   1,997,395
    Robinsons Retail Holdings, Inc......................    360,960     449,691
    San Miguel Corp.....................................  1,136,600   1,743,264
    Security Bank Corp..................................     18,140      54,219
    Semirara Mining & Power Corp........................    503,180   1,258,994
    SM Investments Corp.................................    210,812   3,687,003
    SM Prime Holdings, Inc..............................  8,955,410   4,005,771
*   Top Frontier Investment Holdings, Inc...............     42,789      94,302
    Universal Robina Corp...............................  1,282,840   5,217,812
                                                                    -----------
TOTAL PHILIPPINES.......................................             80,948,152
                                                                    -----------
POLAND -- (1.6%)
*   Alior Bank SA.......................................     68,031   1,006,806
    Bank Handlowy w Warszawie SA........................     49,636     912,431
#*  Bank Millennium SA..................................  1,077,670   1,428,003
    Bank Pekao SA.......................................    131,789   4,434,059
#*  Bank Zachodni WBK SA................................     55,352   3,549,835
    CCC SA..............................................     25,137     737,112
*   Cyfrowy Polsat SA...................................    393,451   2,077,530
    Enea SA.............................................    310,769     896,465
    Energa SA...........................................    214,565     713,237
    Eurocash SA.........................................    112,176   1,518,613
#*  Grupa Azoty SA......................................     78,276   1,984,979
*   Grupa Lotos SA......................................    137,497     864,362
    ING Bank Slaski SA..................................     39,521   1,057,938
    KGHM Polska Miedz SA................................    408,675   5,785,175
#   LPP SA..............................................      1,578   2,078,826
#*  mBank SA............................................     26,210   2,032,212
    Orange Polska SA....................................  1,116,971   1,777,278
    PGE Polska Grupa Energetyczna SA....................  2,528,965   8,595,942
#   Polski Koncern Naftowy Orlen SA.....................    649,675   9,963,504
    Polskie Gornictwo Naftowe i Gazownictwo SA..........  2,283,734   2,914,719
*   Powszechna Kasa Oszczednosci Bank Polski SA.........    964,323   5,840,157
    Powszechny Zaklad Ubezpieczen SA....................    780,760   6,221,042
    Synthos SA..........................................    712,436     676,299
    Tauron Polska Energia SA............................  2,120,002   1,411,789
                                                                    -----------
TOTAL POLAND............................................             68,478,313
                                                                    -----------
RUSSIA -- (1.8%)
    Gazprom PAO Sponsored ADR...........................  5,279,647  19,074,604
    LUKOIL PJSC.........................................    283,205   9,634,929

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THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
RUSSIA -- (Continued)
    Magnitogorsk Iron & Steel Works OJSC GDR............   197,103 $   626,716
*   Mail.ru Group, Ltd. GDR.............................    38,801     844,743
    MegaFon PJSC GDR....................................    90,639   1,087,850
    MMC Norilsk Nickel PJSC ADR.........................   406,377   4,708,626
    NOVATEK OAO GDR.....................................    41,515   3,607,911
    Novolipetsk Steel AO GDR............................   123,601   1,074,562
    Phosagro OAO GDR....................................    53,025     630,915
    Ros Agro P.L.C. GDR.................................    14,690     199,489
    Rosneft OAO GDR.....................................   833,683   2,995,661
    Rostelecom PJSC Sponsored ADR.......................    78,867     524,562
    RusHydro PJSC ADR................................... 1,394,873   1,224,269
    Sberbank of Russia PJSC Sponsored ADR............... 2,154,126  11,926,437
    Severstal PAO GDR...................................   216,701   1,757,979
    Tatneft PAO Sponsored ADR...........................   266,980   7,288,820
    TMK PAO GDR.........................................    10,093      27,780
#   VimpelCom, Ltd. Sponsored ADR.......................   703,582   2,314,785
    VTB Bank PJSC GDR................................... 1,603,697   3,023,293
*   X5 Retail Group NV GDR..............................    81,719   1,511,089
                                                                   -----------
TOTAL RUSSIA............................................            74,085,020
                                                                   -----------
SOUTH AFRICA -- (7.7%)
#*  African Bank Investments, Ltd.......................   709,671       2,596
*   Anglo American Platinum, Ltd........................   128,669   1,890,721
*   AngloGold Ashanti, Ltd. Sponsored ADR............... 1,637,102  13,882,625
    Aspen Pharmacare Holdings, Ltd......................   471,388   8,025,461
    AVI, Ltd............................................   706,767   3,546,187
    Barclays Africa Group, Ltd..........................   876,819   7,997,929
    Bidvest Group, Ltd. (The)...........................   778,465  17,977,177
*   Brait SE............................................   158,034   1,647,121
    Capitec Bank Holdings, Ltd..........................    74,284   2,262,388
#   Coronation Fund Managers, Ltd.......................   175,196     675,417
    Discovery, Ltd......................................   601,454   4,903,363
    Distell Group, Ltd..................................    70,509     704,075
#   Exxaro Resources, Ltd...............................    89,766     347,376
    FirstRand, Ltd...................................... 4,730,180  13,418,972
    Foschini Group, Ltd. (The)..........................   573,748   4,477,608
    Gold Fields, Ltd. Sponsored ADR..................... 2,282,212   7,759,521
*   Impala Platinum Holdings, Ltd.......................   529,779   1,106,779
    Imperial Holdings, Ltd..............................   618,348   4,748,820
    Investec, Ltd.......................................   795,457   5,177,215
#   Kumba Iron Ore, Ltd.................................    96,985     213,953
    Liberty Holdings, Ltd...............................   479,090   3,376,092
    Life Healthcare Group Holdings, Ltd................. 2,602,500   5,748,657
    Massmart Holdings, Ltd..............................    75,810     432,944
    Mediclinic International, Ltd.......................   812,963   6,181,730
    MMI Holdings, Ltd................................... 3,086,147   4,420,888
    Mondi, Ltd..........................................   254,856   4,217,057
    Mr. Price Group, Ltd................................   545,010   5,624,714
    MTN Group, Ltd...................................... 2,516,919  22,241,779
    Naspers, Ltd. Class N...............................   370,571  46,830,177
    Nedbank Group, Ltd..................................   676,567   8,037,308
    Netcare, Ltd........................................ 2,630,152   5,596,391
#   Pick n Pay Stores, Ltd..............................   473,477   1,752,116

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THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Pioneer Foods Group, Ltd............................   225,369 $  1,880,783
    PSG Group, Ltd......................................   138,010    1,588,624
    Sanlam, Ltd......................................... 3,161,329   11,641,023
    Santam, Ltd.........................................    27,273      306,781
*   Sappi, Ltd..........................................   661,337    3,012,467
    Sasol, Ltd..........................................   130,693    3,438,080
    Sasol, Ltd. Sponsored ADR...........................   771,980   20,071,480
    Shoprite Holdings, Ltd..............................   951,195    8,783,160
    Spar Group, Ltd. (The)..............................   284,382    3,288,599
    Standard Bank Group, Ltd............................ 1,835,594   13,069,402
#   Steinhoff International Holdings NV................. 3,126,745   15,018,375
    Telkom SA SOC, Ltd..................................   838,393    3,395,737
    Tiger Brands, Ltd...................................   227,557    4,181,133
    Truworths International, Ltd........................   921,349    5,722,297
    Tsogo Sun Holdings, Ltd.............................   311,671      445,458
    Vodacom Group, Ltd..................................   520,334    4,774,012
    Woolworths Holdings, Ltd............................ 1,765,305   10,444,894
                                                                   ------------
TOTAL SOUTH AFRICA......................................            326,287,462
                                                                   ------------
SOUTH KOREA -- (14.9%)
*   Amorepacific Corp...................................    38,725   13,199,442
*   AMOREPACIFIC Group..................................    35,323    4,427,901
#*  BNK Financial Group, Inc............................   620,267    4,688,323
#*  Celltrion, Inc......................................    65,022    6,143,470
#   Cheil Worldwide, Inc................................    73,456    1,397,055
#*  CJ CGV Co., Ltd.....................................    16,235    1,840,939
*   CJ CheilJedang Corp.................................    16,081    5,535,912
*   CJ Corp.............................................    27,709    6,846,290
*   CJ E&M Corp.........................................    19,443    1,503,509
#*  CJ Korea Express Corp...............................     5,838    1,073,911
#*  Com2uSCorp..........................................     8,809    1,005,151
#*  Cosmax, Inc.........................................     8,483    1,340,553
*   Coway Co., Ltd......................................    70,382    5,791,783
*   Daelim Industrial Co., Ltd..........................    51,830    3,412,654
#*  Daewoo Engineering & Construction Co., Ltd..........   133,508      620,649
#   Daewoo International Corp...........................    68,720      891,795
*   Daewoo Securities Co., Ltd..........................   220,071    1,464,464
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd...   165,407      586,307
#*  DGB Financial Group, Inc............................   246,269    1,842,286
*   Dongbu Insurance Co., Ltd...........................   101,033    5,738,628
#   Dongsuh Cos Inc.....................................    21,475      564,764
#*  Dongwon F&B Co., Ltd................................       706      226,097
*   Dongwon Systems Corp................................     2,204      148,871
#*  Doosan Corp.........................................    23,998    1,536,380
#*  Doosan Heavy Industries & Construction Co., Ltd.....   115,996    1,644,127
#*  Doosan Infracore Co., Ltd...........................   266,467      942,327
    E-MART, Inc.........................................    22,026    3,024,355
#   Grand Korea Leisure Co., Ltd........................    38,572      741,994
*   Green Cross Corp....................................     3,906      707,045
#*  Green Cross Holdings Corp...........................    18,294      740,907
#*  GS Engineering & Construction Corp..................    78,050    1,666,552
*   GS Holdings Corp....................................    87,075    3,685,767
#*  GS Retail Co., Ltd..................................    21,329    1,169,836

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc........................... 502,186 $ 9,037,210
#   Hana Tour Service, Inc..............................   9,469     777,240
#*  Hanjin Kal Corp.....................................  14,767     194,374
*   Hankook Tire Co., Ltd............................... 180,773   7,049,787
#*  Hanmi Pharm Co., Ltd................................   2,680   1,593,078
*   Hanmi Science Co., Ltd..............................   7,396     987,005
*   Hanon Systems.......................................  37,825   1,656,362
#*  Hansae Co., Ltd.....................................  20,705   1,040,603
*   Hanssem Co., Ltd....................................  12,225   2,799,212
*   Hanwha Chemical Corp................................ 119,694   2,633,404
*   Hanwha Corp.........................................  91,320   2,816,950
*   Hanwha Life Insurance Co., Ltd...................... 395,871   2,291,937
*   Hanwha Techwin Co., Ltd.............................  38,062   1,037,417
#*  Hite Jinro Co., Ltd.................................  33,704     841,419
#   Hotel Shilla Co., Ltd...............................  38,111   2,087,661
*   Hyosung Corp........................................  58,732   5,378,958
*   Hyundai Department Store Co., Ltd...................  23,924   2,563,468
*   Hyundai Development Co-Engineering & Construction...  52,307   1,987,846
#*  Hyundai Elevator Co., Ltd...........................  10,664     437,327
*   Hyundai Engineering & Construction Co., Ltd......... 140,523   4,334,925
*   Hyundai Glovis Co., Ltd.............................  23,344   4,007,302
*   Hyundai Greenfood Co., Ltd..........................  44,457     842,139
#*  Hyundai Heavy Industries Co., Ltd...................  68,236   5,305,491
*   Hyundai Marine & Fire Insurance Co., Ltd............ 158,591   4,293,808
*   Hyundai Mobis Co., Ltd..............................  57,294  12,447,181
    Hyundai Motor Co.................................... 175,874  19,721,203
*   Hyundai Rotem Co., Ltd..............................  26,341     268,722
*   Hyundai Securities Co., Ltd......................... 227,051   1,027,617
    Hyundai Steel Co.................................... 164,371   6,756,440
#*  Hyundai Wia Corp....................................  26,227   2,327,065
*   Industrial Bank of Korea............................ 518,970   5,021,255
*   IS Dongseo Co., Ltd.................................  12,461     387,928
#*  Kakao Corp..........................................  13,040   1,199,630
*   Kangwon Land, Inc...................................  95,731   3,306,604
*   KB Financial Group, Inc............................. 347,154   8,880,137
*   KB Financial Group, Inc. ADR........................ 103,883   2,613,696
#*  KB Insurance Co., Ltd...............................  68,080   1,695,095
#   KCC Corp............................................   7,792   2,868,218
*   KEPCO Plant Service & Engineering Co., Ltd..........  27,560   2,298,220
    Kia Motors Corp..................................... 293,465  11,142,243
#*  Kolon Industries, Inc...............................  11,973     595,243
#*  Korea Aerospace Industries, Ltd.....................  38,065   2,272,937
*   Korea Electric Power Corp........................... 220,479   9,678,643
*   Korea Electric Power Corp. Sponsored ADR............  79,658   1,736,544
*   Korea Gas Corp......................................  40,921   1,283,996
*   Korea Investment Holdings Co., Ltd..................  60,382   2,362,434
#*  Korea Kolmar Co., Ltd...............................  17,594   1,499,558
*   Korea Zinc Co., Ltd.................................   7,147   2,609,138
*   Korean Air Lines Co., Ltd...........................  93,709   1,949,450
*   Korean Reinsurance Co...............................  14,728     163,574
    KT Corp.............................................  68,477   1,578,825
*   KT Corp. Sponsored ADR.............................. 118,089   1,454,857
    KT&G Corp........................................... 132,438  11,469,673

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
#*  Kumho Petrochemical Co., Ltd........................  20,929 $   891,416
*   Kwangju Bank........................................  26,713     166,207
    LG Chem, Ltd........................................  42,069  10,526,946
*   LG Corp............................................. 123,368   7,633,538
    LG Display Co., Ltd................................. 363,272   6,676,726
*   LG Display Co., Ltd. ADR............................ 808,137   7,313,640
    LG Electronics, Inc................................. 309,598  15,094,764
    LG Household & Health Care, Ltd.....................  11,853   9,880,863
#   LG Innotek Co., Ltd.................................  35,915   2,493,985
    LG Uplus Corp....................................... 539,707   4,377,144
#*  Loen Entertainment, Inc.............................   7,273     482,826
#*  Lotte Chemical Corp.................................  15,734   3,659,391
*   Lotte Chilsung Beverage Co., Ltd....................     684   1,245,527
*   LOTTE Himart Co., Ltd...............................   2,799     132,200
#*  Lotte Shopping Co., Ltd.............................  17,857   3,552,289
#*  LS Corp.............................................  21,498     676,617
*   LS Industrial Systems Co., Ltd......................   6,817     232,690
    Macquarie Korea Infrastructure Fund................. 447,213   3,048,187
#*  Mando Corp..........................................   9,354   1,337,422
#   Medy-Tox, Inc.......................................   5,027   2,183,159
*   Meritz Finance Group, Inc...........................  34,705     358,510
*   Meritz Fire & Marine Insurance Co., Ltd.............  54,827     686,291
*   Meritz Securities Co., Ltd.......................... 249,896     772,708
#*  Mirae Asset Securities Co., Ltd.....................  90,054   1,429,755
*   Muhak Co., Ltd......................................  10,101     257,936
    NAVER Corp..........................................  33,801  17,822,240
    NCSoft Corp.........................................  12,200   2,401,751
#*  NH Investment & Securities Co., Ltd................. 176,033   1,419,205
#   NongShim Co., Ltd...................................   3,534   1,381,551
#*  OCI Co., Ltd........................................  33,427   1,869,961
*   Orion Corp..........................................   4,535   3,918,068
#*  Ottogi Corp.........................................     973   1,150,938
#*  Paradise Co., Ltd...................................  26,633     332,801
    POSCO...............................................  44,452   6,662,836
    POSCO ADR...........................................  87,705   3,252,978
    S-1 Corp............................................  14,503   1,237,044
    S-Oil Corp..........................................  52,028   3,425,363
*   Samlip General Foods Co., Ltd.......................   2,676     720,648
#   Samsung C&T Corp....................................  43,806   5,520,576
    Samsung Card Co., Ltd...............................  41,989   1,338,017
#   Samsung Electro-Mechanics Co., Ltd..................  94,120   4,369,855
    Samsung Electronics Co., Ltd........................  97,289  94,122,462
    Samsung Electronics Co., Ltd. GDR...................  52,509  24,916,309
    Samsung Fire & Marine Insurance Co., Ltd............  48,145  12,017,934
#*  Samsung Heavy Industries Co., Ltd................... 296,549   2,612,593
    Samsung Life Insurance Co., Ltd.....................  68,654   6,323,498
    Samsung SDI Co., Ltd................................  72,952   5,771,678
#*  Samsung Securities Co., Ltd.........................  53,061   1,688,048
*   Samyang Holdings Corp...............................   3,274     486,051
*   Shinhan Financial Group Co., Ltd.................... 347,482  11,231,616
#*  Shinhan Financial Group Co., Ltd. ADR...............  86,082   2,749,459
    Shinsegae Co., Ltd..................................   8,850   1,576,663
#*  SK Chemicals Co., Ltd...............................  10,422     702,515

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

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SOUTH KOREA -- (Continued)
*   SK Holdings Co., Ltd..............................     64,669 $ 12,790,507
    SK Hynix, Inc.....................................    705,494   16,283,516
*   SK Innovation Co., Ltd............................     95,772   10,584,104
#*  SK Networks Co., Ltd..............................    173,269      793,081
    SK Telecom Co., Ltd...............................      9,917    1,739,556
    Woori Bank........................................    572,094    4,228,633
    Woori Bank Sponsored ADR..........................      1,026       22,582
#*  Young Poong Corp..................................        416      331,488
#*  Youngone Corp.....................................     20,576      880,408
*   Yuhan Corp........................................      4,547    1,271,589
                                                                  ------------
TOTAL SOUTH KOREA.....................................             627,819,952
                                                                  ------------
TAIWAN -- (14.8%)
#*  Acer, Inc.........................................  5,322,811    1,847,133
#   Advanced Semiconductor Engineering, Inc........... 13,107,929   14,080,143
    Advantech Co., Ltd................................    400,254    2,404,146
#   Airtac International Group........................    122,850      585,417
#   Asia Cement Corp..................................  4,279,758    3,366,459
#   Asustek Computer, Inc.............................  1,155,180    9,365,087
#   AU Optronics Corp................................. 24,425,873    6,352,038
    AU Optronics Corp. Sponsored ADR..................    326,626      829,630
#   Casetek Holdings, Ltd.............................    313,000    1,624,049
#   Catcher Technology Co., Ltd.......................    996,429    7,413,733
    Cathay Financial Holding Co., Ltd.................  8,176,450    8,929,716
    Cathay Real Estate Development Co., Ltd...........    768,000      298,794
#   Chailease Holding Co., Ltd........................  1,710,840    2,728,330
    Chang Hwa Commercial Bank, Ltd....................  8,362,160    4,190,538
#   Cheng Shin Rubber Industry Co., Ltd...............  2,492,965    3,852,407
#   Chicony Electronics Co., Ltd......................    996,570    2,069,339
*   China Airlines, Ltd...............................  8,737,536    2,974,559
#   China Development Financial Holding Corp.......... 24,213,121    5,789,422
    China Life Insurance Co., Ltd.....................  5,701,293    4,049,296
    China Motor Corp..................................    649,000      412,217
#   China Steel Chemical Corp.........................    135,000      437,724
#   China Steel Corp.................................. 14,809,932    7,916,837
#   Chipbond Technology Corp..........................  1,422,000    2,016,504
    ChipMOS TECHNOLOGIES, Inc.........................     21,000       19,892
    Chunghwa Telecom Co., Ltd.........................  1,608,000    4,982,039
#   Chunghwa Telecom Co., Ltd. ADR....................    246,757    7,679,078
    Clevo Co..........................................    170,075      161,541
    Compal Electronics, Inc...........................  9,936,541    5,786,546
    CTBC Financial Holding Co., Ltd................... 17,409,977    8,177,325
#   CTCI Corp.........................................    829,000      918,880
#   Cub Elecparts, Inc................................     15,000      172,462
#   Delta Electronics, Inc............................  2,347,486    9,936,034
    E.Sun Financial Holding Co., Ltd.................. 12,293,637    6,380,786
#   Eclat Textile Co., Ltd............................    247,644    3,528,727
#   Epistar Corp......................................  1,764,000    1,501,035
#   Eternal Materials Co., Ltd........................    703,510      684,406
*   Eva Airways Corp..................................  5,768,324    3,037,318
    Evergreen Marine Corp. Taiwan, Ltd................  3,775,261    1,323,271
#   Far Eastern Department Stores, Ltd................  1,812,592      910,907

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

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Far Eastern International Bank......................    707,000 $   197,320
#   Far Eastern New Century Corp........................  5,821,085   4,163,414
    Far EasTone Telecommunications Co., Ltd.............  2,601,000   5,375,674
#   Farglory Land Development Co., Ltd..................    644,393     631,621
#   Feng TAY Enterprise Co., Ltd........................    411,093   2,211,154
    First Financial Holding Co., Ltd.................... 17,902,129   8,171,484
    Formosa Chemicals & Fibre Corp......................  3,327,518   7,181,378
    Formosa International Hotels Corp...................     56,808     369,080
    Formosa Petrochemical Corp..........................    979,000   2,423,118
#   Formosa Plastics Corp...............................  3,890,153   9,047,011
    Formosa Taffeta Co., Ltd............................    948,000     845,792
#   Foxconn Technology Co., Ltd.........................  1,772,899   3,434,440
    Fubon Financial Holding Co., Ltd....................  8,611,233   9,507,777
#   Giant Manufacturing Co., Ltd........................    342,506   2,261,690
#   Gigasolar Materials Corp............................     31,800     645,103
#   Ginko International Co., Ltd........................     45,000     534,385
#   Gourmet Master Co., Ltd.............................     39,000     260,512
#   Highwealth Construction Corp........................  1,880,190   1,746,034
#   Hiwin Technologies Corp.............................    364,711   1,346,835
    Hon Hai Precision Industry Co., Ltd................. 15,697,867  36,930,869
    Hotai Motor Co., Ltd................................    322,000   3,315,474
#   HTC Corp............................................  1,198,235   2,866,034
#   Hua Nan Financial Holdings Co., Ltd................. 11,616,768   5,183,945
#   Innolux Corp........................................ 27,802,241   7,946,138
#*  Inotera Memories, Inc...............................  7,543,000   6,501,394
    Inventec Corp.......................................  5,430,551   4,073,448
#   Kenda Rubber Industrial Co., Ltd....................  1,114,149   1,585,294
#   King Slide Works Co., Ltd...........................     81,000   1,052,601
    King Yuan Electronics Co., Ltd......................  1,471,000     980,387
#   King's Town Bank Co., Ltd...........................  1,220,000     772,062
#   Kinsus Interconnect Technology Corp.................    770,000   1,618,541
#   Largan Precision Co., Ltd...........................    133,860   9,607,569
#*  LCY Chemical Corp...................................    156,123     143,494
#   Lite-On Technology Corp.............................  4,872,094   5,183,800
#   Lung Yen Life Service Corp..........................    147,000     254,166
#   Makalot Industrial Co., Ltd.........................    222,576   1,503,182
#   MediaTek, Inc.......................................  1,633,995  10,627,443
    Mega Financial Holding Co., Ltd..................... 12,391,369   7,900,459
#   Mercuries Life Insurance Co., Ltd...................    515,241     269,292
    Merida Industry Co., Ltd............................    226,287   1,000,841
    Micro-Star International Co., Ltd...................    631,000     800,679
#*  Nan Kang Rubber Tire Co., Ltd.......................    534,780     438,458
#   Nan Ya Plastics Corp................................  4,192,599   7,336,827
#   Nanya Technology Corp...............................    881,010   1,057,995
#   Novatek Microelectronics Corp.......................  1,179,000   4,942,817
#   PChome Online, Inc..................................    103,196     935,966
#   Pegatron Corp.......................................  4,604,345  10,521,719
    Phison Electronics Corp.............................    200,000   1,455,036
    Pou Chen Corp.......................................  3,298,487   4,128,796
    Powertech Technology, Inc...........................  2,158,819   4,533,909
    Poya International Co., Ltd.........................     53,000     488,083
#   President Chain Store Corp..........................    831,831   5,500,523
#   Quanta Computer, Inc................................  3,586,000   5,715,876

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
#   Radiant Opto-Electronics Corp.....................    775,170 $  1,515,327
#   Realtek Semiconductor Corp........................    735,950    1,831,084
#   Ruentex Development Co., Ltd......................  1,389,709    1,607,859
    Ruentex Industries, Ltd...........................    816,182    1,340,775
#   ScinoPharm Taiwan, Ltd............................    265,467      401,546
#   Shin Kong Financial Holding Co., Ltd.............. 15,207,656    2,919,605
    Siliconware Precision Industries Co., Ltd.........  2,123,637    3,288,669
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................     21,813      167,306
    Simplo Technology Co., Ltd........................    690,000    2,088,305
#   SinoPac Financial Holdings Co., Ltd............... 17,364,662    4,669,158
    St Shine Optical Co., Ltd.........................     11,000      213,592
#   Standard Foods Corp...............................    420,633    1,009,710
#   Synnex Technology International Corp..............  1,631,756    1,534,891
*   Ta Chong Bank, Ltd................................  2,343,800      907,012
    Taichung Commercial Bank Co., Ltd.................    157,000       43,376
#   Tainan Spinning Co., Ltd..........................    320,412      130,916
#   Taishin Financial Holding Co., Ltd................ 19,585,197    6,364,337
#*  Taiwan Business Bank..............................  8,127,039    1,963,958
#   Taiwan Cement Corp................................  7,599,720    6,113,512
    Taiwan Cooperative Financial Holding Co., Ltd..... 12,285,590    5,107,629
#   Taiwan FamilyMart Co., Ltd........................     89,000      537,456
    Taiwan Fertilizer Co., Ltd........................  1,415,000    1,792,238
#*  Taiwan Glass Industry Corp........................  1,537,253      552,544
    Taiwan Mobile Co., Ltd............................  2,075,300    6,244,140
#   Taiwan Secom Co., Ltd.............................    362,670    1,012,360
#   Taiwan Semiconductor Manufacturing Co., Ltd....... 25,188,808  108,461,163
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................  1,672,158   37,372,731
    Teco Electric and Machinery Co., Ltd..............  3,409,000    2,676,154
#   Ton Yi Industrial Corp............................  1,328,000      587,383
#   TPK Holding Co., Ltd..............................    604,000    1,248,920
    Transcend Information, Inc........................    320,181      867,390
    Tripod Technology Corp............................    713,870    1,178,635
    U-Ming Marine Transport Corp......................    518,860      385,360
    Uni-President Enterprises Corp....................  7,340,033   12,274,298
    Unimicron Technology Corp.........................  1,922,896      771,989
#   United Microelectronics Corp...................... 39,806,000   15,511,181
#   Vanguard International Semiconductor Corp.........  1,671,000    2,398,878
#   Voltronic Power Technology Corp...................     25,000      388,918
#*  Walsin Lihwa Corp.................................  4,619,000      992,634
    Wan Hai Lines, Ltd................................  1,237,800      659,868
*   Winbond Electronics Corp..........................  6,597,000    1,759,086
    Wintek Corp.......................................    604,760        6,224
#   Wistron Corp......................................  4,373,281    2,485,084
#   WPG Holdings, Ltd.................................  3,035,869    2,955,803
    Yageo Corp........................................  1,265,278    1,997,243
*   Yang Ming Marine Transport Corp...................  3,045,300      726,233
    Yuanta Financial Holding Co., Ltd................. 16,604,381    5,156,071
#   Yulon Motor Co., Ltd..............................  1,682,000    1,496,672
    Zhen Ding Technology Holding, Ltd.................    903,700    1,921,115
                                                                  ------------
TOTAL TAIWAN..........................................             623,897,042
                                                                  ------------
THAILAND -- (2.9%)
    Advanced Info Service PCL.........................  1,440,700    6,813,917

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Airports of Thailand PCL............................    578,400 $ 6,118,665
    Bangchak Petroleum PCL (The)........................    765,700     626,789
    Bangkok Bank PCL(6077019)...........................    271,700   1,167,171
    Bangkok Bank PCL(6368360)...........................    318,600   1,359,729
    Bangkok Dusit Medical Services PCL..................  6,818,900   4,198,301
    Bangkok Life Assurance PCL..........................    809,400   1,070,290
    Banpu PCL...........................................  1,740,700     818,408
    BEC World PCL.......................................  1,039,500     872,735
    Berli Jucker PCL....................................  1,130,600   1,059,962
    Big C Supercenter PCL(6368434)......................    447,500   2,805,289
    Big C Supercenter PCL(6763932)......................     24,600     154,213
    Bumrungrad Hospital PCL.............................    402,600   2,478,752
    Central Pattana PCL.................................  1,779,300   2,228,327
    Central Plaza Hotel PCL.............................  1,046,100   1,156,397
    CH Karnchang PCL....................................    857,600     618,014
    Charoen Pokphand Foods PCL..........................  3,632,900   1,982,552
    CP ALL PCL..........................................  4,313,700   4,919,423
    Delta Electronics Thailand PCL......................    656,900   1,456,918
    Electricity Generating PCL..........................    319,300   1,487,818
    Energy Absolute PCL.................................  1,391,300     868,285
    Glow Energy PCL.....................................    826,500   1,769,461
    Home Product Center PCL............................. 10,007,413   1,904,440
    Indorama Ventures PCL...............................  3,064,800   1,801,184
    Intouch Holdings PCL................................    832,500   1,310,519
    IRPC PCL............................................ 15,112,100   1,801,652
*   Italian-Thai Development PCL........................  3,103,700     603,672
    Kasikornbank PCL(6364766)...........................    210,900   1,000,421
    Kasikornbank PCL(6888794)...........................  1,146,600   5,471,078
    Krung Thai Bank PCL.................................  8,883,187   4,325,683
    Land & Houses PCL(6581930)..........................    790,000     195,662
    Land & Houses PCL(6581941)..........................  6,344,640   1,562,522
    Minor International PCL.............................  1,746,270   1,649,384
    MK Restaurants Group PCL............................    421,700     631,385
    Pruksa Real Estate PCL..............................  2,171,500   1,534,468
    PTT Exploration & Production PCL(B1359J0)...........  2,414,655   3,851,825
    PTT Exploration & Production PCL(B1359L2)...........     65,409     104,340
    PTT Global Chemical PCL.............................  3,810,072   5,731,235
    PTT PCL.............................................  1,634,600  10,795,931
    Ratchaburi Electricity Generating Holding PCL.......    871,900   1,213,938
    Robinson Department Store PCL.......................    485,500     523,102
    Siam Cement PCL (The)(6609906)......................    166,400   2,011,748
    Siam Cement PCL (The)(6609928)......................    230,100   2,781,871
    Siam City Cement PCL................................    163,213   1,265,235
    Siam Commercial Bank PCL (The)......................  1,334,466   4,854,980
    Siam Global House PCL...............................    811,332     204,351
*   Singha Estate PCL...................................  2,331,800     365,440
    Sino-Thai Engineering & Construction PCL............    788,000     476,340
    Srisawad Power 1979 PCL Class F.....................    245,500     322,913
    Supalai PCL.........................................    577,900     294,348
    Thai Oil PCL........................................  1,225,700   2,203,910
    Thai Union Group PCL................................  3,940,140   2,028,925
    Thaicom PCL.........................................    757,900     567,378
    Thanachart Capital PCL..............................    709,500     749,559

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
THAILAND -- (Continued)
    Tipco Asphalt PCL................................    706,400 $      657,323
    TMB Bank PCL..................................... 28,465,500      2,055,300
    Total Access Communication PCL(B1YWK08)..........  1,319,200      1,236,779
    Total Access Communication PCL(B231MK7)..........    214,100        200,724
    TPI Polene PCL................................... 13,890,600        870,774
*   True Corp. PCL................................... 20,389,293      4,051,325
    TTW PCL..........................................  2,370,300        669,979
                                                                 --------------
TOTAL THAILAND.......................................               119,913,059
                                                                 --------------
TURKEY -- (1.9%)
    Akbank TAS.......................................  2,364,422      5,778,081
    Akcansa Cimento A.S..............................     64,538        287,908
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    267,527      1,658,842
    Arcelik A.S......................................    540,990      2,826,137
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.........    155,511        954,238
    BIM Birlesik Magazalar A.S.......................    342,629      5,798,836
    Coca-Cola Icecek A.S.............................    113,782      1,264,176
    Enka Insaat ve Sanayi A.S........................    468,611        697,729
    Eregli Demir ve Celik Fabrikalari TAS............  3,605,636      3,784,933
    Ford Otomotiv Sanayi A.S.........................    118,255      1,295,104
    KOC Holding A.S..................................    683,402      2,742,971
    Koza Altin Isletmeleri A.S.......................      6,458         27,510
#*  Migros Ticaret A.S...............................     43,765        237,314
*   Petkim Petrokimya Holding A.S....................    759,712        897,854
    Soda Sanayii A.S.................................    177,200        277,748
    TAV Havalimanlari Holding A.S....................    282,373      1,675,744
    Tofas Turk Otomobil Fabrikasi A.S................    200,779      1,388,491
*   Tupras Turkiye Petrol Rafinerileri A.S...........    261,144      6,638,202
*   Turk Hava Yollari AO.............................  2,046,901      5,082,917
    Turk Telekomunikasyon A.S........................    699,083      1,280,600
#   Turk Traktor ve Ziraat Makineleri A.S............     23,083        567,434
#   Turkcell Iletisim Hizmetleri A.S.................  1,142,611      4,075,812
    Turkcell Iletisim Hizmetleri A.S. ADR............     73,838        654,205
    Turkiye Garanti Bankasi A.S......................  3,265,633      8,252,556
    Turkiye Halk Bankasi A.S.........................  2,003,323      6,934,109
    Turkiye Is Bankasi Class C.......................  2,548,532      4,002,138
    Turkiye Sinai Kalkinma Bankasi A.S...............     40,017         19,947
    Turkiye Sise ve Cam Fabrikalari A.S..............  2,530,969      2,567,975
#   Turkiye Vakiflar Bankasi Tao Class D.............  1,505,980      1,930,288
#   Ulker Biskuvi Sanayi A.S.........................    244,375      1,563,552
#   Yapi ve Kredi Bankasi A.S........................  2,464,502      3,106,798
                                                                 --------------
TOTAL TURKEY.........................................                78,270,149
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,977,448,637
                                                                 --------------
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
    Banco Bradesco SA................................  3,343,289     15,274,640
    Braskem SA Class A...............................     73,800        444,399
    Centrais Eletricas Brasileiras SA Class B........    303,700        765,297
    Cia Brasileira de Distribuicao...................    342,322      3,279,638
    Cia de Transmissao de Energia Eletrica Paulista..      4,392         50,174

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais...................... 1,188,324 $ 1,760,267
*   Empresa Nacional de Comercio Redito e Participacoes
      SA................................................       380       3,023
    Gerdau SA...........................................   836,068     756,216
    Itau Unibanco Holding SA............................ 4,198,270  26,372,225
    Itau Unibanco Holding SA ADR........................   141,521     890,167
    Lojas Americanas SA.................................   737,783   3,447,723
*   Petroleo Brasileiro SA.............................. 2,825,761   3,446,351
*   Petroleo Brasileiro SA Sponsored ADR................ 1,440,006   3,499,215
    Suzano Papel e Celulose SA Class A..................   798,971   3,186,891
    Telefonica Brasil SA................................   465,063   4,051,198
    Vale SA............................................. 1,990,191   3,623,060
#   Vale SA Sponsored ADR...............................   364,278     673,914
                                                                   -----------
TOTAL BRAZIL............................................            71,524,398
                                                                   -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B.....................   113,824     320,158
                                                                   -----------
COLOMBIA -- (0.1%)
    Banco Davivienda SA.................................   189,418   1,336,457
    Bancolombia SA......................................    30,330     221,573
    Grupo Argos SA......................................    15,531      77,028
    Grupo Aval Acciones y Valores SA.................... 3,714,798   1,193,941
    Grupo de Inversiones Suramericana SA................   126,754   1,332,221
                                                                   -----------
TOTAL COLOMBIA..........................................             4,161,220
                                                                   -----------
TOTAL PREFERRED STOCKS..................................            76,005,776
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco Bradesco SA Rights 02/05/16...................   109,517      24,643
*   Banco Bradesco SA Rights 02/05/16...................    29,000       2,900
                                                                   -----------
TOTAL BRAZIL............................................                27,543
                                                                   -----------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16..........   250,880         580
                                                                   -----------
TAIWAN -- (0.0%)
*   Eclat Textile Co., Ltd. Rights 02/16/16.............     5,693      25,873
                                                                   -----------
TOTAL RIGHTS/WARRANTS...................................                53,996
                                                                   -----------

THE EMERGING MARKETS SERIES
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)        VALUE+
                                                           ---------- --------------
BONDS -- (0.0%)

INDIA -- (0.0%)
     NTPC, Ltd., 8.490%................................... 19,584,025 $      309,755
                                                                      --------------
TOTAL INVESTMENT SECURITIES...............................             4,053,818,164
                                                                      --------------

                                                             SHARES
                                                           ----------
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@ DFA Short Term Investment Fund....................... 14,019,277    162,203,036
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,111,598,483)^^.................................            $4,216,021,200
                                                                      ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil..................... $ 64,731,156 $  121,048,647   --    $  185,779,803
   Chile......................   27,429,479     35,585,948   --        63,015,427
   China......................  101,194,352    464,010,317   --       565,204,669
   Colombia...................   20,842,609             --   --        20,842,609
   Czech Republic.............           --      8,238,385   --         8,238,385
   Egypt......................           --      5,504,444   --         5,504,444
   Greece.....................           --     11,750,153   --        11,750,153
   Hungary....................           --     14,079,809   --        14,079,809
   India......................   31,566,637    497,768,922   --       529,335,559
   Indonesia..................    4,820,816    133,989,008   --       138,809,824
   Malaysia...................           --    190,067,317   --       190,067,317
   Mexico.....................  236,630,651             --   --       236,630,651
   Peru.......................    8,490,838             --   --         8,490,838
   Philippines................    2,348,018     78,600,134   --        80,948,152
   Poland.....................           --     68,478,313   --        68,478,313
   Russia.....................    2,314,785     71,770,235   --        74,085,020
   South Africa...............   56,732,001    269,555,461   --       326,287,462
   South Korea................   19,143,756    608,676,196   --       627,819,952
   Taiwan.....................   46,048,745    577,848,297   --       623,897,042
   Thailand...................  119,913,059             --   --       119,913,059
   Turkey.....................      654,205     77,615,944   --        78,270,149
Preferred Stocks
   Brazil.....................    5,066,319     66,458,079   --        71,524,398
   Chile......................           --        320,158   --           320,158
   Colombia...................    4,161,220             --   --         4,161,220
Rights/Warrants
   Brazil.....................           --         27,543   --            27,543
   China......................           --            580   --               580
   Taiwan.....................           --         25,873   --            25,873
   Thailand...................           --             --   --                --
Bonds
   India......................           --        309,755   --           309,755
Securities Lending Collateral.           --    162,203,036   --       162,203,036
Futures Contracts**...........    1,651,771             --   --         1,651,771
                               ------------ --------------   --    --------------
TOTAL......................... $753,740,417 $3,463,932,554   --    $4,217,672,971
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (94.9%)

Consumer Discretionary -- (17.7%)
*   1-800-Flowers.com, Inc. Class A.....................    44,330 $    314,965
    A. H. Belo Corp. Class A............................    14,556       87,045
    Aaron's, Inc........................................     4,830      110,510
#   Arctic Cat, Inc.....................................     3,436       42,297
#*  Ascent Capital Group, Inc. Class A..................     8,564       97,544
#   Autoliv, Inc........................................     9,404      966,543
*   Ballantyne Strong, Inc..............................     9,030       40,093
*   Barnes & Noble Education, Inc.......................     7,710       84,964
    Barnes & Noble, Inc.................................    12,200      106,994
    Bassett Furniture Industries, Inc...................     2,900       86,739
    Beasley Broadcast Group, Inc. Class A...............     9,471       32,864
#*  Beazer Homes USA, Inc...............................     4,326       36,987
*   Belmond, Ltd. Class A...............................    75,198      636,175
#   Best Buy Co., Inc...................................   197,800    5,524,554
    Big 5 Sporting Goods Corp...........................     8,501      103,457
*   Biglari Holdings, Inc...............................         8        3,025
#*  BJ's Restaurants, Inc...............................    25,971    1,113,896
    Bob Evans Farms, Inc................................    52,387    2,144,724
*   Build-A-Bear Workshop, Inc..........................    25,874      338,432
#*  Cabela's, Inc.......................................    53,051    2,231,856
    Cable One, Inc......................................     5,780    2,485,342
    Caleres, Inc........................................    74,697    2,007,855
    Callaway Golf Co....................................    38,543      335,710
*   Cambium Learning Group, Inc.........................    37,733      169,799
    Canterbury Park Holding Corp........................     2,755       27,605
    Carnival Corp.......................................   489,649   23,566,806
#   Carriage Services, Inc..............................    20,916      464,126
*   Cavco Industries, Inc...............................     7,600      637,336
#   CBS Corp. Class A...................................    28,263    1,476,742
    CBS Corp. Class B...................................   201,625    9,577,187
#*  Christopher & Banks Corp............................    56,231       97,280
    Churchill Downs, Inc................................     7,682    1,061,191
    Citi Trends, Inc....................................     3,415       70,554
#   Columbia Sportswear Co..............................     8,634      476,424
    Comcast Corp. Class A............................... 4,535,216  252,656,883
#*  Conn's, Inc.........................................    25,450      313,544
#   Core-Mark Holding Co., Inc..........................    48,118    3,911,512
#   CSS Industries, Inc.................................    10,852      303,965
    CST Brands, Inc.....................................    50,181    1,944,012
    Culp, Inc...........................................    10,036      254,112
*   Delta Apparel, Inc..................................     7,532       90,761
    Destination Maternity Corp..........................       200        1,338
#   DeVry Education Group, Inc..........................     8,757      174,264
#   Dillard's, Inc. Class A.............................   120,300    8,470,323
*   Discovery Communications, Inc. Class B..............     3,762      107,198
#*  Discovery Communications, Inc. Class C..............     3,762      102,364
#*  Dixie Group, Inc. (The).............................    11,800       51,330
#*  Dorman Products, Inc................................    20,712      896,830
    Dover Motorsports, Inc..............................    15,098       33,518
    DR Horton, Inc......................................   208,125    5,725,519
*   DreamWorks Animation SKG, Inc. Class A..............    46,429    1,190,440

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
#   Educational Development Corp........................     1,679 $    17,680
*   Eldorado Resorts, Inc...............................    18,512     191,044
    Escalade, Inc.......................................       277       3,352
*   EVINE Live, Inc.....................................     3,998       4,878
#   EW Scripps Co. (The) Class A........................    81,265   1,542,410
#*  Federal-Mogul Holdings Corp.........................    36,417     173,709
    Flanigan's Enterprises, Inc.........................       865      18,208
    Flexsteel Industries, Inc...........................     2,068      90,206
    Foot Locker, Inc....................................    15,700   1,060,692
    Ford Motor Co....................................... 1,844,685  22,025,539
    Fred's, Inc. Class A................................    47,275     780,037
#*  FTD Cos., Inc.......................................    24,893     614,857
*   Fuel Systems Solutions, Inc.........................     3,398      13,286
*   G-III Apparel Group, Ltd............................    22,788   1,124,816
*   Gaiam, Inc. Class A.................................     4,388      21,501
#   GameStop Corp. Class A..............................   104,752   2,745,550
*   Gaming Partners International Corp..................       500       4,600
#   Gannett Co., Inc....................................    59,819     887,714
    General Motors Co...................................   802,642  23,790,309
*   Genesco, Inc........................................     7,056     466,684
    Graham Holdings Co. Class B.........................     5,780   2,801,508
*   Gray Television, Inc................................    46,874     616,393
    Group 1 Automotive, Inc.............................    57,936   3,108,266
    Harte-Hanks, Inc....................................    55,608     190,179
#   Haverty Furniture Cos., Inc.........................    33,479     634,427
*   Helen of Troy, Ltd..................................    64,389   5,754,445
#*  hhgregg, Inc........................................    36,388      66,226
    Hooker Furniture Corp...............................    14,814     425,310
#*  Hyatt Hotels Corp. Class A..........................    14,601     564,767
#*  Iconix Brand Group, Inc.............................    75,419     500,782
    International Speedway Corp. Class A................    24,844     848,174
*   J Alexander's Holdings, Inc.........................     2,666      25,140
#*  JAKKS Pacific, Inc..................................    13,103      97,617
*   Jarden Corp.........................................   243,112  12,897,092
#*  JC Penney Co., Inc..................................    85,215     618,661
    Johnson Outdoors, Inc. Class A......................    15,588     335,142
    Journal Media Group, Inc............................    25,411     305,440
#   KB Home.............................................    30,800     334,488
#   Kohl's Corp.........................................    14,353     714,062
#   La-Z-Boy, Inc.......................................    56,332   1,207,758
#*  Lakeland Industries, Inc............................    11,757     152,018
#*  Lands' End, Inc.....................................    21,056     458,600
#   Lennar Corp. Class A................................   224,100   9,445,815
    Lennar Corp. Class B................................     7,868     272,626
*   Liberty Broadband Corp. Class A.....................    24,095   1,146,922
*   Liberty Broadband Corp. Class B.....................     1,905     113,786
*   Liberty Broadband Corp. Class C.....................    67,601   3,177,247
#*  Liberty Interactive Corp. Class B...................    35,706     899,256
*   Liberty Interactive Corp., QVC Group Class A........   882,463  22,996,986
*   Liberty Media Corp. Class A.........................    96,383   3,529,545
#*  Liberty Media Corp. Class B.........................     7,622     286,320
*   Liberty Media Corp. Class C.........................   208,010   7,403,076
*   Liberty TripAdvisor Holdings, Inc. Class A..........    76,802   1,714,989

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class B..........   3,570 $    84,127
*   Liberty Ventures Series A........................... 202,261   7,954,925
#*  Liberty Ventures Series B...........................   8,645     340,829
    Lifetime Brands, Inc................................  16,431     196,843
    Lithia Motors, Inc. Class A.........................  34,933   2,674,820
#*  Live Nation Entertainment, Inc...................... 145,347   3,299,377
*   Loral Space & Communications, Inc...................   6,025     208,164
*   Luby's, Inc.........................................  32,226     139,216
*   M/I Homes, Inc......................................  37,930     679,706
*   Madison Square Garden Co. (The) Class A.............   9,852   1,517,996
    Marcus Corp. (The)..................................  18,899     357,947
#*  MarineMax, Inc......................................  29,164     493,163
    Marriott Vacations Worldwide Corp...................   2,531     125,006
#*  McClatchy Co. (The) Class A.........................  60,603      60,603
#*  Media General, Inc..................................  25,196     409,183
    Meredith Corp.......................................  32,676   1,382,522
*   Meritage Homes Corp.................................  28,156     929,430
#*  MGM Resorts International........................... 227,871   4,575,650
*   Modine Manufacturing Co.............................  14,650      94,053
*   Mohawk Industries, Inc..............................  98,740  16,431,323
*   Monarch Casino & Resort, Inc........................   1,103      22,832
#*  Motorcar Parts of America, Inc......................  13,074     449,353
    Movado Group, Inc...................................  36,900     948,330
*   MSG Networks, Inc. Class A..........................  29,558     516,969
*   Murphy USA, Inc.....................................  30,778   1,780,507
    NACCO Industries, Inc. Class A......................   6,832     325,135
#*  New York & Co., Inc.................................   6,926      15,237
    News Corp. Class A.................................. 402,247   5,217,144
#   News Corp. Class B..................................  99,903   1,333,705
*   Office Depot, Inc................................... 181,609     935,286
    Penske Automotive Group, Inc........................  43,845   1,375,418
*   Pep Boys-Manny, Moe & Jack (The)....................  60,161   1,112,377
*   Perry Ellis International, Inc......................  19,169     364,403
#   PulteGroup, Inc..................................... 143,221   2,400,384
    PVH Corp............................................  31,964   2,345,518
*   RCI Hospitality Holdings, Inc.......................  12,026      99,455
#*  Red Robin Gourmet Burgers, Inc......................  31,175   1,924,744
*   Regis Corp..........................................  49,623     741,368
    Rent-A-Center, Inc..................................  76,435   1,041,045
    Rocky Brands, Inc...................................   8,729      95,059
#   Royal Caribbean Cruises, Ltd........................ 322,500  26,432,100
#*  Ruby Tuesday, Inc...................................  17,500      95,375
    Saga Communications, Inc. Class A...................   8,693     364,324
    Salem Media Group, Inc..............................  10,922      42,487
#   Scholastic Corp.....................................  30,900   1,060,797
*   Sequential Brands Group, Inc........................      70         451
#   Service Corp. International......................... 274,069   6,629,729
#*  Shiloh Industries, Inc..............................  15,461      60,762
    Shoe Carnival, Inc..................................  33,450     775,706
*   Skechers U.S.A., Inc. Class A....................... 148,830   4,195,518
#   Spartan Motors, Inc.................................  16,820      48,778
#   Speedway Motorsports, Inc...........................  16,132     304,411
#   Stage Stores, Inc...................................  37,214     308,876

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Standard Motor Products, Inc........................    37,342 $  1,393,230
    Staples, Inc........................................   426,509    3,804,460
*   Starz Class B.......................................     7,622      216,693
*   Stoneridge, Inc.....................................    19,361      218,973
    Strattec Security Corp..............................     5,224      250,595
    Superior Industries International, Inc..............    23,275      428,493
    Superior Uniform Group, Inc.........................    17,956      320,155
*   Sypris Solutions, Inc...............................     8,460        8,207
#*  Systemax, Inc.......................................    11,197       95,175
    Tailored Brands, Inc................................    52,860      724,711
*   Tandy Leather Factory, Inc..........................     9,974       72,511
#   Target Corp.........................................     4,925      356,669
    TEGNA, Inc..........................................   119,639    2,872,532
    Time Warner Cable, Inc..............................   693,942  126,304,383
    Time Warner, Inc.................................... 1,534,860  108,115,538
    Time, Inc...........................................   191,857    2,877,855
#*  Toll Brothers, Inc..................................   203,299    5,615,118
*   Trans World Entertainment Corp......................     5,781       18,962
#*  Tuesday Morning Corp................................    60,500      336,985
#   Twenty-First Century Fox, Inc. Class A.............. 1,287,383   34,720,720
    Twenty-First Century Fox, Inc. Class B..............   550,972   14,931,341
*   Unifi, Inc..........................................    43,422    1,036,483
*   Universal Electronics, Inc..........................     3,206      160,781
    Vail Resorts, Inc...................................    11,600    1,450,000
*   Vista Outdoor, Inc..................................    77,610    3,741,578
#*  VOXX International Corp.............................     3,750       16,088
#   Walt Disney Co. (The)...............................    26,220    2,512,400
#   Wendy's Co. (The)...................................   242,704    2,482,862
#*  West Marine, Inc....................................    26,468      218,890
    Whirlpool Corp......................................    30,049    4,038,285
#   Wyndham Worldwide Corp..............................   124,768    8,097,443
                                                                   ------------
Total Consumer Discretionary............................            904,762,251
                                                                   ------------
Consumer Staples -- (8.1%)
    Alico, Inc..........................................       960       29,155
#*  Alliance One International, Inc.....................     3,508       34,168
    Andersons, Inc. (The)...............................    23,660      693,475
    Archer-Daniels-Midland Co...........................   813,476   28,756,377
    Bunge, Ltd..........................................   121,368    7,526,030
*   CCA Industries, Inc.................................     8,323       28,215
*   Central Garden & Pet Co.............................    25,184      339,732
#*  Central Garden & Pet Co. Class A....................    48,121      665,032
    Constellation Brands, Inc. Class A..................   249,042   37,973,924
    Constellation Brands, Inc. Class B..................    12,715    1,917,549
#*  Craft Brew Alliance, Inc............................     9,754       83,592
    CVS Health Corp..................................... 1,510,745  145,922,860
#*  Farmer Brothers Co..................................     3,495       97,406
#   Fresh Del Monte Produce, Inc........................    39,437    1,609,424
#*  Hain Celestial Group, Inc. (The)....................    87,292    3,175,683
    Ingles Markets, Inc. Class A........................    11,437      438,723
    Ingredion, Inc......................................    62,117    6,256,424
    JM Smucker Co. (The)................................   108,204   13,884,737
    John B. Sanfilippo & Son, Inc.......................    10,428      625,576

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Landec Corp.........................................    37,056 $    445,784
*   Mannatech, Inc......................................       717       12,619
    MGP Ingredients, Inc................................     4,788      107,155
    Molson Coors Brewing Co. Class A....................     1,908      175,641
    Molson Coors Brewing Co. Class B....................   186,550   16,879,044
#   Mondelez International, Inc. Class A................ 2,081,099   89,695,367
#*  Nutraceutical International Corp....................    14,615      346,375
    Oil-Dri Corp. of America............................     5,047      189,262
*   Omega Protein Corp..................................    25,852      583,997
#*  Post Holdings, Inc..................................    50,201    2,936,758
#   Reynolds American, Inc..............................   188,277    9,404,436
#   Sanderson Farms, Inc................................    16,100    1,307,642
*   Seaboard Corp.......................................     1,812    5,213,124
*   Seneca Foods Corp. Class A..........................     6,301      174,097
*   Seneca Foods Corp. Class B..........................       300        9,609
#   Snyder's-Lance, Inc.................................    32,153    1,015,070
    SpartanNash Co......................................    34,281      703,446
#   Spectrum Brands Holdings, Inc.......................    46,130    4,384,195
*   TreeHouse Foods, Inc................................    24,190    1,919,718
#   Tyson Foods, Inc. Class A...........................   405,030   21,612,401
    Universal Corp......................................    22,290    1,219,932
#   Wal-Mart Stores, Inc................................     8,438      559,946
    Walgreens Boots Alliance, Inc.......................    45,565    3,632,442
    Weis Markets, Inc...................................    11,602      471,273
                                                                   ------------
Total Consumer Staples..................................            413,057,415
                                                                   ------------
Energy -- (13.0%)
    Adams Resources & Energy, Inc.......................     6,004      202,155
    Alon USA Energy, Inc................................    33,484      421,229
    Anadarko Petroleum Corp.............................   475,268   18,578,226
#   Apache Corp.........................................   210,838    8,969,049
    Archrock, Inc.......................................    69,200      415,200
#   Atwood Oceanics, Inc................................     4,600       28,198
    Baker Hughes, Inc...................................   127,976    5,568,236
*   Barnwell Industries, Inc............................     8,038       12,941
#   Bristow Group, Inc..................................    40,138      933,610
#*  C&J Energy Services, Ltd............................    37,416       92,043
#   California Resources Corp...........................   118,504      169,461
*   Callon Petroleum Co.................................    13,214       90,516
#   Chesapeake Energy Corp..............................   370,477    1,255,917
    Chevron Corp........................................ 1,027,290   88,829,766
#*  Cloud Peak Energy, Inc..............................    33,115       49,673
#*  Comstock Resources, Inc.............................    32,421       56,737
#   ConocoPhillips...................................... 1,728,838   67,562,989
*   Contango Oil & Gas Co...............................     1,064        6,820
#*  Dawson Geophysical Co...............................    30,611       97,343
    Delek US Holdings, Inc..............................    52,256      889,397
#   Denbury Resources, Inc..............................   289,460      451,558
    Devon Energy Corp...................................    81,126    2,263,415
#   Energy XXI, Ltd.....................................    15,380       13,336
#   EOG Resources, Inc..................................   108,654    7,716,607
*   Era Group, Inc......................................    24,458      224,524
*   Exterran Corp.......................................    34,600      571,592

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#   Exxon Mobil Corp.................................... 2,285,264 $177,907,802
#   Green Plains, Inc...................................    26,534      502,819
    Gulf Island Fabrication, Inc........................    15,018      130,957
#*  Gulfmark Offshore, Inc. Class A.....................    27,750      105,173
    Halliburton Co......................................    47,970    1,524,966
#*  Harvest Natural Resources, Inc......................    35,677       19,187
#*  Helix Energy Solutions Group, Inc...................   103,010      415,130
#   Helmerich & Payne, Inc..............................   108,670    5,520,436
#   Hess Corp...........................................   178,172    7,572,310
    HollyFrontier Corp..................................    32,210    1,126,384
#*  Hornbeck Offshore Services, Inc.....................    29,719      241,615
    Kinder Morgan, Inc..................................   260,042    4,277,691
#   Marathon Oil Corp...................................   467,019    4,544,095
    Marathon Petroleum Corp.............................   903,936   37,775,485
*   Matrix Service Co...................................    15,423      292,420
#   Murphy Oil Corp.....................................   148,967    2,921,243
#   Nabors Industries, Ltd..............................   181,974    1,339,329
    National Oilwell Varco, Inc.........................   250,948    8,165,848
*   Natural Gas Services Group, Inc.....................    15,026      284,292
*   Newfield Exploration Co.............................    48,506    1,410,069
#*  Newpark Resources, Inc..............................    97,395      474,314
#   Noble Corp. P.L.C...................................    74,243      578,353
    Noble Energy, Inc...................................   133,794    4,330,912
    Occidental Petroleum Corp...........................   227,734   15,674,931
#*  Overseas Shipholding Group, Inc. Class A............       235          627
#*  Parker Drilling Co..................................   142,573      195,325
    Patterson-UTI Energy, Inc...........................   152,325    2,190,433
#*  PDC Energy, Inc.....................................    24,103    1,370,738
*   PHI, Inc.(69336T106)................................     1,099       19,441
*   PHI, Inc.(69336T205)................................    15,570      282,284
    Phillips 66.........................................   883,414   70,805,632
#*  Pioneer Energy Services Corp........................    74,262      101,739
    Pioneer Natural Resources Co........................    88,400   10,957,180
    QEP Resources, Inc..................................    33,043      423,611
*   Renewable Energy Group, Inc.........................     2,882       19,972
#*  REX American Resources Corp.........................     4,050      216,392
    Rowan Cos. P.L.C. Class A...........................   118,378    1,497,482
#   Schlumberger, Ltd...................................   344,832   24,921,009
#*  SEACOR Holdings, Inc................................    20,471      941,871
    SemGroup Corp. Class A..............................     4,727      104,656
#   Ship Finance International, Ltd.....................    12,481      167,121
*   Stone Energy Corp...................................     1,115        3,434
    Superior Energy Services, Inc.......................    75,686      780,323
#   Teekay Corp.........................................    37,720      258,382
    Tesco Corp..........................................     3,745       25,466
    Tesoro Corp.........................................   168,807   14,728,411
*   TETRA Technologies, Inc.............................    25,510      157,907
#   Tidewater, Inc......................................    49,127      260,864
#   Transocean, Ltd.....................................   252,980    2,636,052
#*  Triangle Petroleum Corp.............................     7,779        3,530
#*  Unit Corp...........................................    52,140      543,820
    Valero Energy Corp..................................   605,899   41,122,365
#*  Weatherford International P.L.C.....................   281,383    1,896,521

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Western Refining, Inc...............................    47,810 $  1,572,949
*   Whiting Petroleum Corp..............................    16,007      117,651
#*  Willbros Group, Inc.................................    18,620       36,123
                                                                   ------------
Total Energy............................................            660,965,610
                                                                   ------------
Financials -- (18.3%)
    1st Source Corp.....................................    45,305    1,369,117
    Aflac, Inc..........................................    81,778    4,739,853
    Alexander & Baldwin, Inc............................    66,838    2,025,191
*   Alleghany Corp......................................     3,115    1,488,721
    Allied World Assurance Co. Holdings AG..............    76,431    2,796,610
    Allstate Corp. (The)................................   211,174   12,797,144
    American Equity Investment Life Holding Co..........    88,700    1,613,453
    American Financial Group, Inc.......................   173,596   12,321,844
*   American Independence Corp..........................       173        3,476
    American International Group, Inc...................   899,581   50,808,335
    American National Insurance Co......................    23,302    2,264,488
    Ameris Bancorp......................................    12,022      347,796
    AmeriServ Financial, Inc............................    33,075      103,194
*   Arch Capital Group, Ltd.............................     3,094      209,000
    Argo Group International Holdings, Ltd..............    46,942    2,667,714
    Aspen Insurance Holdings, Ltd.......................   102,623    4,772,996
#   Associated Banc-Corp................................    31,434      551,667
    Assurant, Inc.......................................    65,820    5,351,824
    Assured Guaranty, Ltd...............................   122,989    2,924,678
*   Asta Funding, Inc...................................     7,527       56,377
    Astoria Financial Corp..............................    19,344      292,675
*   Atlanticus Holdings Corp............................    19,218       58,231
#*  AV Homes, Inc.......................................     3,852       39,367
    Axis Capital Holdings, Ltd..........................     8,510      458,774
#   Baldwin & Lyons, Inc. Class A.......................       300        7,155
    Baldwin & Lyons, Inc. Class B.......................     6,556      162,130
#*  Bancorp, Inc. (The).................................       459        2,066
    Bank Mutual Corp....................................    14,475      114,063
    Bank of America Corp................................ 5,529,894   78,192,701
    Bank of New York Mellon Corp. (The).................   497,075   18,004,056
    Bank of the Ozarks, Inc.............................       626       27,757
    BankFinancial Corp..................................    21,475      263,498
    BB&T Corp...........................................   120,728    3,942,976
    BCB Bancorp, Inc....................................     1,059       11,088
    Berkshire Hills Bancorp, Inc........................    30,747      854,152
#*  BofI Holding, Inc...................................     2,469       42,368
    Capital City Bank Group, Inc........................    15,389      217,754
    Capital One Financial Corp..........................   373,787   24,527,903
*   Cascade Bancorp.....................................    15,799       85,315
    Cathay General Bancorp..............................    17,730      496,440
    Centerstate Banks, Inc..............................       747       10,600
#   Century Bancorp, Inc. Class A.......................       495       20,048
    Chicopee Bancorp, Inc...............................       366        6,588
    Chubb, Ltd..........................................    78,818    8,911,951
#   Cincinnati Financial Corp...........................    16,626      958,156
#   CIT Group, Inc......................................    45,907    1,347,370
    Citigroup, Inc...................................... 2,143,604   91,274,658

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
    Citizens Community Bancorp, Inc.....................  10,355 $    94,645
    CME Group, Inc...................................... 414,385  37,232,492
#   CNA Financial Corp.................................. 277,671   9,227,007
#   CNO Financial Group, Inc............................ 301,264   5,241,994
    Codorus Valley Bancorp, Inc.........................     138       2,819
#   Comerica, Inc.......................................  16,431     563,583
    Community West Bancshares...........................     400       2,808
*   Consumer Portfolio Services, Inc....................  30,005     133,222
#*  Cowen Group, Inc. Class A...........................  15,961      45,648
    Donegal Group, Inc. Class A.........................  13,586     191,698
    Donegal Group, Inc. Class B.........................     300       4,635
*   E*TRADE Financial Corp..............................  89,699   2,113,308
    Eastern Virginia Bankshares, Inc....................     307       2,066
    EMC Insurance Group, Inc............................  27,511     639,906
#*  Emergent Capital, Inc...............................   3,602      15,849
    Endurance Specialty Holdings, Ltd...................  94,576   5,857,092
    Enterprise Financial Services Corp..................   3,235      91,842
    ESSA Bancorp, Inc...................................   8,217     111,012
    Evans Bancorp, Inc..................................   1,681      41,941
#   Everest Re Group, Ltd...............................  34,913   6,247,332
*   Farmers Capital Bank Corp...........................     302       8,151
    FBL Financial Group, Inc. Class A...................  24,660   1,505,740
    Federal Agricultural Mortgage Corp. Class A.........     177       4,735
    Federal Agricultural Mortgage Corp. Class C.........   9,200     300,012
    Federated National Holding Co.......................  13,665     338,072
#   Fidelity Southern Corp..............................   7,213     113,965
    Fifth Third Bancorp.................................  92,166   1,456,223
*   First Acceptance Corp...............................  30,158      61,824
#   First American Financial Corp.......................  61,982   2,130,321
    First BanCorp.......................................  16,138     302,588
    First Business Financial Services, Inc..............     964      22,133
    First Citizens BancShares, Inc. Class A.............   8,627   2,122,760
#   First Commonwealth Financial Corp...................  30,547     266,675
#   First Community Bancshares, Inc.....................     183       3,395
    First Defiance Financial Corp.......................  10,880     423,558
    First Federal of Northern Michigan Bancorp, Inc.....     900       5,580
    First Financial Northwest, Inc......................  25,371     343,270
    First Merchants Corp................................  41,623     951,502
    First Midwest Bancorp, Inc..........................   7,168     124,938
    First South Bancorp, Inc............................   2,278      19,021
#   FNF Group...........................................  46,321   1,499,874
#*  FNFV Group..........................................  15,438     144,808
    Fox Chase Bancorp, Inc..............................     351       6,869
#*  Genworth Financial, Inc. Class A....................  34,964      97,200
#   German American Bancorp, Inc........................   7,459     237,345
#*  Global Indemnity P.L.C..............................   8,282     249,040
    Goldman Sachs Group, Inc. (The)..................... 209,155  33,791,082
    Great Southern Bancorp, Inc.........................   1,616      64,107
    Griffin Industrial Realty, Inc......................   1,500      36,060
    Guaranty Federal Bancshares, Inc....................   1,684      25,428
*   Hallmark Financial Services, Inc....................  20,834     227,091
    Hanover Insurance Group, Inc. (The).................  88,829   7,238,675
    Hartford Financial Services Group, Inc. (The)....... 320,787  12,889,222

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Heartland Financial USA, Inc........................       465 $     13,927
    HF Financial Corp...................................       400        6,948
*   Hilltop Holdings, Inc...............................    26,171      417,951
#   Hingham Institution for Savings.....................       500       61,505
*   HMN Financial, Inc..................................     3,456       39,813
    Home Bancorp, Inc...................................       719       18,342
    HopFed Bancorp, Inc.................................     6,781       77,778
    Horace Mann Educators Corp..........................    58,206    1,788,088
#   Huntington Bancshares, Inc..........................    70,847      607,867
    Iberiabank Corp.....................................       697       33,351
    Independence Holding Co.............................    13,333      204,528
#   Infinity Property & Casualty Corp...................    15,800    1,254,362
    Intercontinental Exchange, Inc......................     1,479      390,160
    International Bancshares Corp.......................       800       18,552
    Investment Technology Group, Inc....................    23,677      407,481
    Investors Title Co..................................     1,169      101,119
    Janus Capital Group, Inc............................    24,840      312,736
#   JPMorgan Chase & Co................................. 2,120,954  126,196,763
    Kemper Corp.........................................    46,361    1,602,236
    Kentucky First Federal Bancorp......................     2,400       22,320
    KeyCorp.............................................   526,210    5,872,504
    Lake Sunapee Bank Group.............................     3,667       50,385
    Lakeland Bancorp, Inc...............................     8,740       97,975
    Landmark Bancorp, Inc...............................     2,169       54,095
    Legg Mason, Inc.....................................    56,555    1,731,714
#*  LendingTree, Inc....................................     5,635      415,243
#   Leucadia National Corp..............................    35,258      583,872
    Lincoln National Corp...............................   260,291   10,271,083
#   Loews Corp..........................................   243,798    9,022,964
#   M&T Bank Corp.......................................     4,241      467,273
    Macatawa Bank Corp..................................    18,892      110,707
    Mackinac Financial Corp.............................     6,893       72,377
    Maiden Holdings, Ltd................................     5,792       74,138
    MainSource Financial Group, Inc.....................    45,000      998,100
#*  Markel Corp.........................................       101       84,886
    Marlin Business Services Corp.......................    14,241      223,156
    MB Financial, Inc...................................    19,678      612,379
#*  MBIA, Inc...........................................    82,267      547,898
*   MBT Financial Corp..................................    24,724      201,748
    Mercantile Bank Corp................................     4,422       98,832
    Meta Financial Group, Inc...........................     1,083       46,959
    MetLife, Inc........................................   991,138   44,254,312
    Metro Bancorp, Inc..................................    26,598      758,575
    MidWestOne Financial Group, Inc.....................       346        9,740
    Morgan Stanley...................................... 1,212,804   31,387,368
    MutualFirst Financial, Inc..........................     2,300       57,316
    Nasdaq, Inc.........................................    42,129    2,611,998
    National Penn Bancshares, Inc.......................     1,071       12,209
    National Western Life Group, Inc. Class A...........       900      207,657
*   Navigators Group, Inc. (The)........................     3,685      322,843
    New York Community Bancorp, Inc.....................    54,969      850,920
    NewBridge Bancorp...................................    11,413      129,195
#*  NewStar Financial, Inc..............................    41,166      315,332

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
    Northrim BanCorp, Inc...............................     5,734 $   132,513
    OFG Bancorp.........................................    30,191     169,673
    Old Republic International Corp.....................   172,923   3,126,448
    Oppenheimer Holdings, Inc. Class A..................     3,097      47,477
*   Pacific Mercantile Bancorp..........................     7,074      49,377
#   PacWest Bancorp.....................................     1,076      39,500
    Park Sterling Corp..................................     3,253      23,812
    PartnerRe, Ltd......................................    52,224   7,332,250
#   People's United Financial, Inc......................    68,700     987,219
    Peoples Bancorp of North Carolina, Inc..............       250       4,790
#   Peoples Bancorp, Inc................................    15,923     273,239
*   PHH Corp............................................    54,576     670,193
*   Phoenix Cos., Inc. (The)............................     2,631      96,689
    Pinnacle Financial Partners, Inc....................    23,924   1,192,611
*   Piper Jaffray Cos...................................       312      10,608
    PNC Financial Services Group, Inc. (The)............    88,465   7,665,492
    Popular, Inc........................................    56,536   1,421,315
    Premier Financial Bancorp, Inc......................     4,434      67,885
    Principal Financial Group, Inc......................   218,754   8,312,652
    Provident Financial Holdings, Inc...................       544       9,509
#   Provident Financial Services, Inc...................    21,059     413,599
    Prudential Financial, Inc...........................   497,625  34,873,560
    Pulaski Financial Corp..............................     4,550      64,701
#   Radian Group, Inc...................................   161,945   1,629,167
#   Regions Financial Corp.............................. 1,302,555  10,576,747
    Reinsurance Group of America, Inc...................   169,166  14,248,852
    RenaissanceRe Holdings, Ltd.........................    12,667   1,426,938
    Renasant Corp.......................................    42,102   1,336,738
#*  Republic First Bancorp, Inc.........................     2,174       8,957
    Resource America, Inc. Class A......................    21,051      91,782
    Riverview Bancorp, Inc..............................     1,682       7,266
#   Safety Insurance Group, Inc.........................    26,197   1,478,035
#   Sandy Spring Bancorp, Inc...........................     9,125     242,725
*   Select Bancorp, Inc.................................       600       4,884
#   Selective Insurance Group, Inc......................    45,200   1,415,212
    SI Financial Group, Inc.............................     5,661      79,028
    South State Corp....................................     8,549     571,501
*   Southern First Bancshares, Inc......................     1,216      27,542
    Southwest Bancorp, Inc..............................    16,974     284,145
    StanCorp Financial Group, Inc.......................    15,636   1,792,824
    State Auto Financial Corp...........................    15,100     329,633
    State Street Corp...................................    12,833     715,183
    Sterling Bancorp....................................    70,552   1,108,372
    Stewart Information Services Corp...................    12,271     435,130
*   Stratus Properties, Inc.............................     3,069      73,288
    Suffolk Bancorp.....................................       205       5,738
    SunTrust Banks, Inc.................................   287,532  10,517,921
    Symetra Financial Corp..............................    20,319     650,614
*   Synchrony Financial................................. 1,426,462  40,540,050
    Synovus Financial Corp..............................    22,796     695,962
    Timberland Bancorp, Inc.............................     2,500      31,225
#   Torchmark Corp......................................     7,000     380,380
    Travelers Cos., Inc. (The)..........................   132,163  14,146,728

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Trico Bancshares....................................       854 $     21,786
    Trustmark Corp......................................     4,194       90,758
    Umpqua Holdings Corp................................    34,932      505,815
*   Unico American Corp.................................     1,900       19,532
    Union Bankshares Corp...............................    37,042      850,855
    United Bankshares, Inc..............................    12,121      407,023
    United Financial Bancorp, Inc.......................     9,193      103,881
    United Fire Group, Inc..............................    24,429      943,692
*   United Security Bancshares..........................       420        2,188
    Unity Bancorp, Inc..................................     3,636       41,923
    Unum Group..........................................   517,445   14,819,625
    Validus Holdings, Ltd...............................     8,958      396,302
    Valley National Bancorp.............................       768        6,758
    Voya Financial, Inc.................................    14,373      439,526
    Washington Federal, Inc.............................    97,887    2,089,887
    Waterstone Financial, Inc...........................     1,426       19,750
    Wells Fargo & Co....................................   215,961   10,847,721
#   WesBanco, Inc.......................................    31,678      919,296
#   West BanCorp., Inc..................................    13,957      251,226
    Westfield Financial, Inc............................    10,811       86,272
    Wintrust Financial Corp.............................    24,224    1,019,588
#   WR Berkley Corp.....................................     5,305      266,046
    XL Group P.L.C......................................   240,766    8,730,175
    Zions Bancorporation................................    53,325    1,209,411
                                                                   ------------
Total Financials........................................            936,473,776
                                                                   ------------
Health Care -- (11.2%)
    Aceto Corp..........................................    31,686      724,025
#*  Addus HomeCare Corp.................................     2,044       43,353
#   Aetna, Inc..........................................   558,462   56,873,770
#*  Affymetrix, Inc.....................................    42,297      593,427
#*  Albany Molecular Research, Inc......................    24,874      405,944
*   Alere, Inc..........................................    45,800    1,703,760
*   Allergan P.L.C......................................   117,350   33,377,860
*   Amsurg Corp.........................................    30,743    2,250,080
    Analogic Corp.......................................     2,988      221,321
#*  AngioDynamics, Inc..................................    14,354      162,487
#*  Anika Therapeutics, Inc.............................    14,671      551,923
    Anthem, Inc.........................................   504,640   65,850,474
*   Arrhythmia Research Technology, Inc.................     1,200        5,208
#*  BioTelemetry, Inc...................................     2,014       19,012
*   Boston Scientific Corp.............................. 1,204,199   21,109,608
#*  Brookdale Senior Living, Inc........................     4,785       77,900
#*  Cambrex Corp........................................    43,567    1,509,161
    Cigna Corp..........................................    42,954    5,738,654
#*  Community Health Systems, Inc.......................   105,314    2,262,145
    CONMED Corp.........................................    43,239    1,597,249
#   Cooper Cos., Inc. (The).............................    13,956    1,830,329
*   Cross Country Healthcare, Inc.......................     7,595      109,368
#   CryoLife, Inc.......................................    17,502      172,045
*   Cumberland Pharmaceuticals, Inc.....................    23,319      115,662
*   Cutera, Inc.........................................    15,598      175,322
#*  Cynosure, Inc. Class A..............................     8,077      292,387

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
           Digirad Corp.................................    26,711 $    132,754
#*         Emergent Biosolutions, Inc...................     8,678      317,615
*          Enzo Biochem, Inc............................    41,397      196,222
*          Exactech, Inc................................     3,390       67,834
*          Express Scripts Holding Co...................   501,076   36,012,332
*          Five Star Quality Care, Inc..................    28,953       73,541
#*         Greatbatch, Inc..............................    41,672    1,608,956
#*         Hanger, Inc..................................    16,897      227,941
#*         Harvard Bioscience, Inc......................    32,107       95,358
*          Health Net, Inc..............................    44,958    2,977,119
#*         Healthways, Inc..............................    37,281      438,425
*          Hologic, Inc.................................   305,036   10,352,922
           Humana, Inc..................................   236,814   38,550,951
#*         Impax Laboratories, Inc......................     4,700      176,109
           Invacare Corp................................     7,330      112,955
           Kewaunee Scientific Corp.....................     1,631       27,466
#          Kindred Healthcare, Inc......................    56,891      549,567
#          LeMaitre Vascular, Inc.......................     5,100       74,460
*          LHC Group, Inc...............................     1,418       53,771
*          LifePoint Health, Inc........................    82,208    5,737,296
*          Magellan Health, Inc.........................    17,899    1,020,243
(degrees)* Medcath Corp.................................    29,240           --
           Medtronic P.L.C..............................   422,804   32,099,280
*          Merit Medical Systems, Inc...................    13,395      221,687
#*         Molina Healthcare, Inc.......................    24,941    1,369,510
           National Healthcare Corp.....................     6,484      409,465
*          Natus Medical, Inc...........................    15,698      553,825
#*         NuVasive, Inc................................     2,045       94,315
#*         Omnicell, Inc................................    35,405      990,986
           PerkinElmer, Inc.............................    76,500    3,696,480
           Pfizer, Inc.................................. 4,626,266  141,054,850
*          PharMerica Corp..............................    33,305      988,825
*          Prestige Brands Holdings, Inc................   111,489    5,204,307
*          RTI Surgical, Inc............................    73,086      234,606
*          SciClone Pharmaceuticals, Inc................    13,028      104,094
#          Select Medical Holdings Corp.................    42,204      402,204
*          SunLink Health Systems, Inc..................     1,750        1,225
*          SurModics, Inc...............................     5,593      111,580
*          Symmetry Surgical, Inc.......................    19,262      169,891
#          Teleflex, Inc................................    37,223    5,050,789
           Thermo Fisher Scientific, Inc................   499,520   65,966,611
#*         Triple-S Management Corp. Class B............    20,684      461,046
           UnitedHealth Group, Inc......................    89,716   10,331,695
#          Universal American Corp......................    84,328      532,953
*          VCA, Inc.....................................    69,140    3,544,808
#*         WellCare Health Plans, Inc...................    18,375    1,396,132
                                                                   ------------
Total Health Care.......................................            571,567,475
                                                                   ------------
Industrials -- (11.6%)
           AAR Corp.....................................    32,906      691,355
           ABM Industries, Inc..........................    64,500    1,936,935
           Acme United Corp.............................     1,030       14,266
#          Actuant Corp. Class A........................    44,986    1,047,274

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Industrials -- (Continued)
#   ADT Corp. (The).....................................   189,445 $ 5,603,783
#*  AECOM...............................................    55,835   1,532,112
*   Aegion Corp.........................................    42,549     767,158
#*  Aerovironment, Inc..................................    35,065     894,508
    AGCO Corp...........................................    58,973   2,876,113
*   Air Transport Services Group, Inc...................     6,308      61,377
    Alamo Group, Inc....................................    22,751   1,206,486
    Alaska Air Group, Inc...............................   105,252   7,409,741
    Albany International Corp. Class A..................    20,551     697,090
    AMERCO..............................................    29,431  10,790,876
*   Ameresco, Inc. Class A..............................       981       5,346
    American Railcar Industries, Inc....................    20,003     908,136
    Apogee Enterprises, Inc.............................    36,374   1,446,958
    ArcBest Corp........................................    12,135     249,132
    Argan, Inc..........................................        21         633
#   Astec Industries, Inc...............................    22,925     855,103
*   Atlas Air Worldwide Holdings, Inc...................    35,456   1,302,299
*   Avis Budget Group, Inc..............................    94,608   2,485,352
    Barnes Group, Inc...................................    36,400   1,183,364
*   BlueLinx Holdings, Inc..............................    17,052       6,650
    Brady Corp. Class A.................................    38,500     863,940
#   Briggs & Stratton Corp..............................    41,033     806,709
*   CAI International, Inc..............................    17,082     106,763
#*  Casella Waste Systems, Inc. Class A.................     5,201      30,946
#   Caterpillar, Inc....................................   107,902   6,715,820
*   CBIZ, Inc...........................................    38,149     385,305
    CDI Corp............................................    26,779     137,644
    Ceco Environmental Corp.............................     3,773      29,429
    Celadon Group, Inc..................................    24,642     195,657
    Chicago Rivet & Machine Co..........................       700      16,825
    CIRCOR International, Inc...........................    10,019     355,574
#   Columbus McKinnon Corp..............................    17,542     250,851
    Comfort Systems USA, Inc............................    44,560   1,262,830
    Compx International, Inc............................       500       5,050
    Covanta Holding Corp................................    94,292   1,333,289
#*  Covenant Transportation Group, Inc. Class A.........     7,080     138,272
*   CPI Aerostructures, Inc.............................     4,626      40,524
*   CRA International, Inc..............................     7,613     141,830
    CSX Corp............................................ 1,242,950  28,612,709
    Curtiss-Wright Corp.................................    46,353   3,198,357
*   DigitalGlobe, Inc...................................    21,971     287,820
    Douglas Dynamics, Inc...............................    30,234     600,447
*   Ducommun, Inc.......................................    12,645     187,146
#*  Dycom Industries, Inc...............................    39,867   2,641,587
    Dynamic Materials Corp..............................     1,436       8,774
    Eastern Co. (The)...................................    10,193     169,306
    Eaton Corp. P.L.C...................................    98,845   4,992,661
    EMCOR Group, Inc....................................    50,540   2,309,678
    Encore Wire Corp....................................    19,966     742,935
*   Energy Recovery, Inc................................     1,783      11,055
    EnerSys.............................................    43,239   2,094,065
    Engility Holdings, Inc..............................     7,988     107,918
    Ennis, Inc..........................................    48,483     968,206

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    EnPro Industries, Inc...............................    17,635 $    784,228
    ESCO Technologies, Inc..............................    17,601      606,002
    Espey Manufacturing & Electronics Corp..............     1,671       41,107
    Essendant, Inc......................................    24,021      717,267
*   Esterline Technologies Corp.........................    44,968    3,539,431
    Federal Signal Corp.................................   141,916    2,098,938
#   FedEx Corp..........................................   142,324   18,912,013
#   Fortune Brands Home & Security, Inc.................   149,626    7,270,327
*   Franklin Covey Co...................................     3,046       53,945
    FreightCar America, Inc.............................     9,404      179,146
*   FTI Consulting, Inc.................................    25,736      872,193
*   Furmanite Corp......................................    31,044      162,671
    G&K Services, Inc. Class A..........................    29,714    1,912,987
#   GATX Corp...........................................    65,445    2,681,936
*   Gencor Industries, Inc..............................     8,766      103,351
#   General Electric Co................................. 3,873,888  112,730,141
#*  Genesee & Wyoming, Inc. Class A.....................     1,200       59,496
*   Gibraltar Industries, Inc...........................    24,203      514,072
*   GP Strategies Corp..................................    18,583      449,523
    Granite Construction, Inc...........................    27,179    1,049,925
#*  Great Lakes Dredge & Dock Corp......................    69,820      240,181
#   Greenbrier Cos., Inc. (The).........................    22,451      580,583
#   Griffon Corp........................................    67,323    1,021,963
    H&E Equipment Services, Inc.........................    59,629      694,678
*   Hawaiian Holdings, Inc..............................    18,070      636,245
    Heidrick & Struggles International, Inc.............    18,234      480,648
#*  Hertz Global Holdings, Inc..........................   278,411    2,527,972
*   Hill International, Inc.............................    27,154       91,781
    Huntington Ingalls Industries, Inc..................    47,666    6,095,528
    Hurco Cos., Inc.....................................     7,910      213,570
*   Huron Consulting Group, Inc.........................     4,001      224,496
    Hyster-Yale Materials Handling, Inc.................    12,246      636,057
*   ICF International, Inc..............................    31,660    1,083,089
#   Ingersoll-Rand P.L.C................................   213,109   10,968,720
    Insteel Industries, Inc.............................    17,578      430,837
*   JetBlue Airways Corp................................   324,893    6,923,470
    Kadant, Inc.........................................     5,786      224,555
    KAR Auction Services, Inc...........................    18,100      604,902
    KBR, Inc............................................     3,600       51,336
    Kennametal, Inc.....................................     1,000       17,700
*   Key Technology, Inc.................................     3,199       23,193
    Kimball International, Inc. Class B.................    31,258      301,327
    Korn/Ferry International............................    33,148    1,021,290
*   Kratos Defense & Security Solutions, Inc............     2,711        8,648
    L-3 Communications Holdings, Inc....................   100,470   11,738,915
#*  Lawson Products, Inc................................     8,847      171,455
    LB Foster Co. Class A...............................     6,682       77,043
#*  LMI Aerospace, Inc..................................    13,807      136,275
    LS Starrett Co. (The) Class A.......................     4,097       39,454
    LSI Industries, Inc.................................    27,715      319,831
*   Lydall, Inc.........................................    14,605      412,591
    Manpowergroup, Inc..................................    22,886    1,747,346
#   Marten Transport, Ltd...............................    47,782      801,782

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Industrials -- (Continued)
    Matson, Inc.........................................  62,316 $ 2,518,190
    Matthews International Corp. Class A................  12,387     618,235
    McGrath RentCorp....................................  17,552     428,444
*   Mfri, Inc...........................................   8,900      56,960
    Miller Industries, Inc..............................  20,099     431,928
#   Mobile Mini, Inc....................................  54,461   1,411,629
*   Moog, Inc. Class A..................................  35,339   1,637,256
    Mueller Industries, Inc.............................  30,912     786,710
    Mueller Water Products, Inc. Class A................ 185,957   1,526,707
    Multi-Color Corp....................................     308      19,413
#*  MYR Group, Inc......................................  19,582     391,836
    National Presto Industries, Inc.....................     571      45,160
*   Navigant Consulting, Inc............................  12,297     194,170
    Nielsen Holdings P.L.C..............................  16,256     782,889
*   NL Industries, Inc..................................  43,869      91,248
    NN, Inc.............................................  18,396     222,960
    Norfolk Southern Corp............................... 545,229  38,438,644
    Northrop Grumman Corp............................... 175,493  32,476,735
#*  Northwest Pipe Co...................................   6,690      64,023
#*  NOW, Inc............................................  62,737     850,714
*   On Assignment, Inc..................................  53,951   2,085,206
    Orbital ATK, Inc....................................  56,610   5,107,920
#   Oshkosh Corp........................................  14,466     476,365
    Owens Corning....................................... 149,300   6,896,167
#*  PAM Transportation Services, Inc....................  15,437     398,738
#   Pentair P.L.C....................................... 117,934   5,557,050
#   Powell Industries, Inc..............................   7,529     188,526
*   PowerSecure International, Inc......................  19,459     213,660
    Precision Castparts Corp............................   6,312   1,483,004
#   Providence and Worcester Railroad Co................     850      11,050
    Quad/Graphics, Inc..................................   2,390      24,091
    Quanex Building Products Corp.......................  21,431     396,688
*   Quanta Services, Inc................................ 168,307   3,147,341
    Raytheon Co.........................................  96,954  12,433,381
    RCM Technologies, Inc...............................  20,293     100,856
    Regal Beloit Corp...................................  16,070     903,295
#*  Republic Airways Holdings, Inc......................  48,736     103,808
    Republic Services, Inc.............................. 429,755  18,780,293
    Resources Connection, Inc...........................  25,955     392,180
*   Roadrunner Transportation Systems, Inc..............     879       6,962
#*  Rush Enterprises, Inc. Class A......................  32,603     622,717
*   Rush Enterprises, Inc. Class B......................  18,522     347,843
    Ryder System, Inc...................................  89,844   4,777,005
#*  Saia, Inc...........................................   8,925     190,906
*   SIFCO Industries, Inc...............................   6,623      51,328
    SkyWest, Inc........................................  38,506     578,360
*   SL Industries, Inc..................................     300       9,000
    Southwest Airlines Co............................... 645,761  24,293,529
*   Sparton Corp........................................   9,132     156,522
*   SPX FLOW, Inc.......................................  12,803     305,224
#   Standex International Corp..........................  22,341   1,613,467
    Stanley Black & Decker, Inc......................... 154,919  14,615,058
    Steelcase, Inc. Class A.............................  55,469     707,784

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CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
Industrials -- (Continued)
    Supreme Industries, Inc. Class A....................   1,433 $      8,340
    TAL International Group, Inc........................  24,053      271,318
    Terex Corp..........................................  27,578      617,747
    Tetra Tech, Inc.....................................  45,222    1,197,931
#*  Titan Machinery, Inc................................   2,883       24,477
*   TRC Cos., Inc.......................................  23,870      210,772
    Trinity Industries, Inc............................. 183,814    3,937,296
    Triumph Group, Inc..................................  57,456    1,465,128
#*  Tutor Perini Corp...................................  33,844      447,079
#   Twin Disc, Inc......................................     900       10,296
#   Tyco International P.L.C............................ 240,619    8,274,887
*   Ultralife Corp......................................   3,309       18,630
    UniFirst Corp.......................................  18,705    1,969,636
    Union Pacific Corp.................................. 888,128   63,945,216
    Universal Forest Products, Inc......................  31,800    2,190,702
*   USA Truck, Inc......................................  15,105      244,248
*   Vectrus, Inc........................................   4,069       80,403
#*  Veritiv Corp........................................   9,437      291,131
*   Versar, Inc.........................................   5,526       14,368
    Viad Corp...........................................  23,193      683,498
*   Virco Manufacturing Corp............................  12,601       39,063
    VSE Corp............................................     305       18,300
    Waste Connections, Inc..............................   2,800      167,916
#   Watts Water Technologies, Inc. Class A..............  53,615    2,641,611
    Werner Enterprises, Inc.............................  34,105      823,636
#*  Wesco Aircraft Holdings, Inc........................   6,228       70,314
#*  WESCO International, Inc............................  11,687      471,921
*   Willdan Group, Inc..................................   1,000        8,560
*   Willis Lease Finance Corp...........................   6,713      118,887
#*  XPO Logistics, Inc..................................  12,216      279,136
                                                                 ------------
Total Industrials.......................................          589,519,751
                                                                 ------------
Information Technology -- (8.4%)
    Activision Blizzard, Inc............................ 982,162   34,198,881
*   Actua Corp..........................................   1,184       11,201
#*  Acxiom Corp.........................................   7,769      145,280
#*  Agilysys, Inc.......................................  16,899      167,300
#*  Alpha & Omega Semiconductor, Ltd....................     419        4,001
#*  Amtech Systems, Inc.................................   6,195       35,126
*   ANADIGICS, Inc......................................   6,921        4,776
#*  ARRIS International P.L.C........................... 140,787    3,585,845
*   Arrow Electronics, Inc.............................. 182,170    9,399,972
    Astro-Med, Inc......................................   6,285       98,612
    Avnet, Inc.......................................... 139,400    5,564,848
#   AVX Corp............................................  86,630      994,512
*   Aware, Inc..........................................  14,326       42,405
*   Axcelis Technologies, Inc...........................     700        1,834
*   AXT, Inc............................................  16,521       41,468
#   Bel Fuse, Inc. Class A..............................   3,874       53,035
    Bel Fuse, Inc. Class B..............................  11,837      179,567
*   Benchmark Electronics, Inc..........................  62,063    1,303,323
    Black Box Corp......................................  18,611      141,816
*   Blackhawk Network Holdings, Inc.....................  25,926      977,151

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
#*  Blucora, Inc........................................    81,156 $   700,376
    Brocade Communications Systems, Inc.................   461,513   3,682,874
    Brooks Automation, Inc..............................    50,847     484,572
*   Bsquare Corp........................................     4,065      25,000
*   CACI International, Inc. Class A....................    24,830   2,062,628
#*  Calix, Inc..........................................    16,027     123,087
#*  Cascade Microtech, Inc..............................    24,071     381,525
    Checkpoint Systems, Inc.............................    27,235     176,483
*   CIBER, Inc..........................................    34,165     111,036
    Cisco Systems, Inc.................................. 3,369,701  80,165,187
    Cohu, Inc...........................................    28,915     350,161
    Communications Systems, Inc.........................    10,127      73,117
    Computer Sciences Corp..............................   161,200   5,169,684
    Comtech Telecommunications Corp.....................    15,569     303,907
    Concurrent Computer Corp............................    13,740      69,524
    Convergys Corp......................................   197,364   4,823,576
*   CoreLogic, Inc......................................    96,545   3,446,657
#   Corning, Inc........................................   816,154  15,188,626
*   Cray, Inc...........................................    12,866     506,792
    CSP, Inc............................................     2,414      13,518
    CSRA, Inc...........................................   161,200   4,316,936
    CTS Corp............................................    66,936   1,054,242
*   CyberOptics Corp....................................     3,281      28,709
#   Cypress Semiconductor Corp..........................    52,022     408,893
*   Datalink Corp.......................................    28,408     203,969
*   Digi International, Inc.............................    25,438     231,995
*   Diodes, Inc.........................................     4,709      90,083
*   DSP Group, Inc......................................    46,713     447,043
    EarthLink Holdings Corp.............................    83,735     495,711
*   EchoStar Corp. Class A..............................    23,551     827,347
*   Edgewater Technology, Inc...........................    13,603     105,967
    Electro Rent Corp...................................    24,062     210,302
*   Electro Scientific Industries, Inc..................     6,085      36,753
*   Electronics for Imaging, Inc........................    58,110   2,404,592
    EMC Corp............................................   342,124   8,474,412
*   Emcore Corp.........................................       744       4,509
#*  EnerNOC, Inc........................................    13,197      69,284
*   Entegris, Inc.......................................       300       3,498
    Epiq Systems, Inc...................................    23,453     293,632
*   ePlus, Inc..........................................     8,745     828,239
*   Euronet Worldwide, Inc..............................    23,278   1,856,886
#*  Exar Corp...........................................    51,341     282,376
*   Fabrinet............................................     4,055     101,010
*   Fairchild Semiconductor International, Inc..........   118,008   2,417,984
    Fidelity National Information Services, Inc.........   151,857   9,070,419
#*  Finisar Corp........................................    61,526     781,380
*   First Solar, Inc....................................    28,266   1,940,744
#*  FormFactor, Inc.....................................    30,568     254,020
*   Frequency Electronics, Inc..........................    10,976      97,467
*   GSE Systems, Inc....................................    10,238      21,602
#*  GSI Technology, Inc.................................     5,863      20,227
    Hackett Group, Inc. (The)...........................    53,321     787,551
*   Harmonic, Inc.......................................    22,962      75,775

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
    Hewlett Packard Enterprise Co.......................   810,974 $11,159,002
    HP, Inc.............................................    79,891     775,742
*   Hutchinson Technology, Inc..........................    13,656      50,527
    IAC/InterActiveCorp.................................   125,298   6,507,978
#*  ID Systems, Inc.....................................    17,291      69,337
    Ingram Micro, Inc. Class A..........................   277,679   7,830,548
*   Insight Enterprises, Inc............................    42,100     994,823
*   Integrated Device Technology, Inc...................   155,683   3,966,803
    Intel Corp.......................................... 2,293,214  71,135,498
#*  Internap Corp.......................................    32,386     125,010
    Intersil Corp. Class A..............................   119,798   1,557,374
#*  Intevac, Inc........................................     2,584      11,550
*   IntriCon Corp.......................................     2,835      21,206
#*  Itron, Inc..........................................    33,397   1,100,765
    IXYS Corp...........................................     3,055      36,446
    Juniper Networks, Inc...............................   212,100   5,005,560
*   Key Tronic Corp.....................................    17,623     133,582
*   Kimball Electronics, Inc............................    23,443     235,368
*   Kulicke & Soffa Industries, Inc.....................    71,688     725,483
*   KVH Industries, Inc.................................    19,858     191,630
#*  Lattice Semiconductor Corp..........................   108,469     527,159
    Lexmark International, Inc. Class A.................    35,849   1,011,300
*   Limelight Networks, Inc.............................    18,463      23,079
    ManTech International Corp. Class A.................     2,048      59,044
    Marvell Technology Group, Ltd.......................   166,418   1,472,799
#*  Maxwell Technologies, Inc...........................     2,521      17,571
#   Mentor Graphics Corp................................    35,620     619,076
*   Mercury Systems, Inc................................     2,055      39,230
    Methode Electronics, Inc............................    79,272   2,065,828
#*  Micron Technology, Inc..............................   758,908   8,370,755
*   Microsemi Corp......................................     7,940     251,698
    MKS Instruments, Inc................................    61,200   2,168,928
    MOCON, Inc..........................................       700       9,177
#*  ModusLink Global Solutions, Inc.....................    68,955     148,253
    NCI, Inc. Class A...................................       686       8,657
#*  NETGEAR, Inc........................................       428      15,994
*   Newport Corp........................................    64,756     986,234
#*  Novatel Wireless, Inc...............................    10,953      11,829
    Optical Cable Corp..................................    10,793      25,903
*   PAR Technology Corp.................................    12,896      75,055
    Park Electrochemical Corp...........................     1,642      26,732
    PC Connection, Inc..................................    39,267     886,256
    PC-Tel, Inc.........................................    30,854     147,791
*   PCM, Inc............................................    10,471      86,386
*   Perceptron, Inc.....................................     8,428      55,625
*   Photronics, Inc.....................................    79,712     951,761
*   Plexus Corp.........................................    10,626     371,379
*   Polycom, Inc........................................    36,977     376,796
*   Qorvo, Inc..........................................    24,909     986,396
    QUALCOMM, Inc.......................................   208,569   9,456,518
*   Qualstar Corp.......................................     2,118       1,461
*   Rambus, Inc.........................................     1,069      13,085
*   RealNetworks, Inc...................................    17,952      64,986

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Reis, Inc...........................................    13,511 $    304,673
#   RF Industries, Ltd..................................     2,823       11,659
    Richardson Electronics, Ltd.........................    15,464       79,640
#*  Rofin-Sinar Technologies, Inc.......................     4,978      126,889
#*  Rogers Corp.........................................     7,543      358,066
#*  Rovi Corp...........................................    19,000      369,740
*   Rudolph Technologies, Inc...........................    16,097      206,203
    SanDisk Corp........................................    13,097      925,958
*   Sanmina Corp........................................    39,846      746,714
*   ScanSource, Inc.....................................    14,745      462,698
#*  Seachange International, Inc........................     8,687       54,033
*   ShoreTel, Inc.......................................     3,200       26,272
*   Sonus Networks, Inc.................................     6,622       39,732
#   SS&C Technologies Holdings, Inc.....................    25,793    1,658,232
*   StarTek, Inc........................................    22,913       91,881
#*  SunPower Corp.......................................    18,322      466,112
#*  Super Micro Computer, Inc...........................     5,886      175,285
#*  Support.com, Inc....................................    15,100       13,033
*   Sykes Enterprises, Inc..............................    20,292      597,397
    SYNNEX Corp.........................................    55,900    4,692,805
*   Synopsys, Inc.......................................     4,200      180,180
#*  Tech Data Corp......................................    82,952    5,176,205
*   TeleCommunication Systems, Inc. Class A.............    42,347      210,041
#*  Telenav, Inc........................................     9,865       56,822
    Teradyne, Inc.......................................    26,789      520,510
#   Tessco Technologies, Inc............................     8,689      143,542
    Tessera Technologies, Inc...........................    48,635    1,401,661
    TheStreet, Inc......................................     2,840        3,720
#*  TTM Technologies, Inc...............................    55,241      322,055
*   United Online, Inc..................................    17,780      188,646
#*  Veeco Instruments, Inc..............................    15,978      297,830
*   Virtusa Corp........................................    30,064    1,344,462
#   Vishay Intertechnology, Inc.........................   151,731    1,738,837
*   Vishay Precision Group, Inc.........................    16,480      194,794
#   Western Digital Corp................................   212,781   10,209,232
*   Xcerra Corp.........................................    20,165      110,504
    Xerox Corp.......................................... 1,007,652    9,824,607
*   XO Group, Inc.......................................     6,284       93,632
*   Yahoo!, Inc......................................... 1,048,770   30,949,203
                                                                   ------------
Total Information Technology............................            430,393,318
                                                                   ------------
Materials -- (1.9%)
    A Schulman, Inc.....................................    32,960      834,547
#   Alcoa, Inc..........................................   995,255    7,255,409
#   Allegheny Technologies, Inc.........................    22,777      213,648
#*  AM Castle & Co......................................    24,982       45,967
    Ampco-Pittsburgh Corp...............................     4,007       41,753
    Ashland, Inc........................................   112,560   10,666,186
    Axiall Corp.........................................    26,423      473,764
    Bemis Co., Inc......................................    25,154    1,204,122
    Cabot Corp..........................................    46,280    1,866,935
#*  Century Aluminum Co.................................    15,822       74,680
*   Chemtura Corp.......................................    49,368    1,295,416

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
*           Clearwater Paper Corp.........................  16,822 $   658,750
            Commercial Metals Co..........................  85,208   1,186,095
*           Core Molding Technologies, Inc................  11,847     128,303
            Domtar Corp...................................   8,107     261,451
            Dow Chemical Co. (The)........................  11,060     464,520
#           Freeport-McMoRan, Inc......................... 327,519   1,506,587
            Friedman Industries, Inc......................  13,926      66,845
            FutureFuel Corp...............................   6,104      76,422
            Graphic Packaging Holding Co.................. 154,000   1,749,440
            Greif, Inc. Class A...........................   4,885     129,111
#           Huntsman Corp.................................  50,242     433,588
            International Paper Co........................ 493,615  16,886,569
            Kaiser Aluminum Corp..........................  27,181   2,113,051
            KapStone Paper and Packaging Corp.............  80,984   1,196,944
*           Kraton Performance Polymers, Inc..............   5,435      79,786
#*          Louisiana-Pacific Corp........................ 173,457   2,726,744
#           Martin Marietta Materials, Inc................  23,633   2,967,832
            Materion Corp.................................  18,497     452,992
            Mercer International, Inc.....................  21,725     159,679
            Minerals Technologies, Inc....................  34,280   1,405,137
#           Mosaic Co. (The)..............................  17,274     416,303
            Myers Industries, Inc.........................  57,792     658,251
            Neenah Paper, Inc.............................   7,684     464,421
            Newmont Mining Corp...........................  48,146     960,994
*           Northern Technologies International Corp......   3,035      31,564
#           Nucor Corp....................................  83,945   3,279,731
            Olin Corp.....................................  69,801   1,182,429
#           Olympic Steel, Inc............................   9,986      93,269
            PH Glatfelter Co..............................  50,600     746,856
#           PolyOne Corp..................................   5,174     140,008
            Reliance Steel & Aluminum Co..................  93,801   5,341,029
*           Resolute Forest Products, Inc.................   1,817      10,248
            Schnitzer Steel Industries, Inc. Class A......     400       5,380
            Sensient Technologies Corp....................  38,101   2,273,487
            Steel Dynamics, Inc...........................  94,919   1,741,764
#*          Stillwater Mining Co..........................  55,630     364,377
            SunCoke Energy, Inc...........................  62,210     235,154
            Synalloy Corp.................................   5,144      36,265
            Tredegar Corp.................................  27,973     367,285
#           Tronox, Ltd. Class A..........................   1,600       5,712
#*          Universal Stainless & Alloy Products, Inc.....   6,269      42,880
            Vulcan Materials Co...........................  58,246   5,137,297
#           Westlake Chemical Corp........................ 158,152   7,192,753
#           WestRock Co................................... 200,591   7,076,850
            Worthington Industries, Inc...................  47,320   1,447,519
                                                                   -----------
Total Materials...........................................          97,874,099
                                                                   -----------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares.........  47,409          --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES       VALUE+
                                                        ---------- --------------
Other -- (Continued)
(degrees)*  Petrocorp, Inc. Escrow Shares..............        900 $           --
                                                                   --------------
Total Other............................................                        --
                                                                   --------------
Telecommunication Services -- (4.6%)
            AT&T, Inc..................................  5,441,020    196,203,181
            Atlantic Tele-Network, Inc.................         84          6,467
#           CenturyLink, Inc...........................    512,432     13,026,022
            Frontier Communications Corp...............    696,949      3,171,118
*           General Communication, Inc. Class A........     45,867        831,110
#*          Iridium Communications, Inc................     14,800        103,008
*           Lumos Networks Corp........................        500          5,790
#*          ORBCOMM, Inc...............................     44,499        324,843
            Shenandoah Telecommunications Co...........    112,708      2,590,030
            Spok Holdings, Inc.........................     12,522        225,521
#*          Sprint Corp................................    422,600      1,276,252
#*          T-Mobile US, Inc...........................    113,786      4,568,508
            Telephone & Data Systems, Inc..............    111,207      2,578,890
*           United States Cellular Corp................      7,591        285,725
            Verizon Communications, Inc................    187,958      9,392,261
*           Vonage Holdings Corp.......................     85,934        440,842
                                                                   --------------
Total Telecommunication Services.......................               235,029,568
                                                                   --------------
Utilities -- (0.1%)
*           Calpine Corp...............................     62,921        963,320
            Consolidated Water Co., Ltd................      6,656         77,409
            NRG Energy, Inc............................    263,762      2,806,428
            Ormat Technologies, Inc....................     20,134        712,744
            UGI Corp...................................     78,988      2,685,592
                                                                   --------------
Total Utilities........................................                 7,245,493
                                                                   --------------
TOTAL COMMON STOCKS....................................             4,846,888,756
                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights..................      8,393         15,863
(degrees)#* Magnum Hunter Resources Corp. Warrants
              04/15/16.................................      8,220             --
(degrees)*  Safeway Casa Ley Contingent Value Rights...    157,807        160,158
(degrees)*  Safeway PDC, LLC Contingent Value Rights...    157,807          7,701
TOTAL RIGHTS/WARRANTS..................................                   183,722
                                                                   --------------
TOTAL INVESTMENT SECURITIES............................             4,847,072,478
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid
            Reserves, 0.358%........................... 45,872,868     45,872,868
                                                                   --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@        DFA Short Term Investment Fund............. 18,398,566    212,871,404
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,331,201,032)^^..............................            $5,105,816,750
                                                                   ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  904,762,251           --   --    $  904,762,251
   Consumer Staples...........    413,057,415           --   --       413,057,415
   Energy.....................    660,965,610           --   --       660,965,610
   Financials.................    936,473,776           --   --       936,473,776
   Health Care................    571,567,475           --   --       571,567,475
   Industrials................    589,519,751           --   --       589,519,751
   Information Technology.....    430,393,318           --   --       430,393,318
   Materials..................     97,874,099           --   --        97,874,099
   Other......................             --           --   --                --
   Telecommunication Services.    235,029,568           --   --       235,029,568
   Utilities..................      7,245,493           --   --         7,245,493
Rights/Warrants...............             -- $    183,722   --           183,722
Temporary Cash Investments....     45,872,868           --   --        45,872,868
Securities Lending Collateral.             --  212,871,404   --       212,871,404
Futures Contracts**...........      1,322,372           --   --         1,322,372
                               -------------- ------------   --    --------------
TOTAL......................... $4,894,083,996 $213,055,126   --    $5,107,139,122
                               ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2016, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: Certain Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2016, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                                                                       APPROXIMATE
                                                        EXPIRATION NUMBER OF  CONTRACT UNREALIZED GAIN    CASH
                                      DESCRIPTION          DATE    CONTRACTS*  VALUE       (LOSS)      COLLATERAL
                                 -------------------    ---------- ---------- -------- --------------- -----------
The U.S. Large Cap Value Series  S&P 500 Emini Index(R)  03/18/16    1,390    $134,142     $1,482        $6,394

                                                                                              APPROXIMATE
                                                   EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                     DESCRIPTION      DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                    -----------    ---------- ---------- -------- ----------- -----------
The DFA International Value Series  Mini MSCI EAFE
                                    Index(R)        03/18/16     400     $32,032     $154       $1,506
The DFA International Value Series  S&P 500 Emini
                                    Index(R)        03/18/16     405      39,085      362        1,838
                                                                         -------     ----       ------
                                                                         $71,117     $516       $3,344
                                                                         =======     ====       ======

                                                                                           APPROXIMATE
                                                EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION        DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                             ---------------    ---------- ---------- -------- ----------- -----------
The Emerging Markets Series  Mini MSCI Emerging
                             Markets Index(R)    03/18/16     662     $24,752    $1,652      $1,192

                                                                                                       APPROXIMATE
                                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                               DESCRIPTION     DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                              -----------   ---------- ---------- -------- ----------- -----------
The Tax-Managed U.S. Marketwide Value Series  S&P 500 Emini
                                              Index(R)       03/18/16     300     $28,952    $1,322      $1,425

FEDERAL TAX COST

At January 31, 2016, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series               $14,019,850,480
         The DFA International Value Series              9,629,580,770
         The Emerging Markets Series                     4,131,243,517
         The Tax-Managed U.S. Marketwide Value Series    3,331,807,107

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: March 29, 2016

By:  /s/ David R. Martin
     ------------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: March 28, 2016